UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 08/31/2008

Item 1.	Report to Shareholders.

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Annual Report

AUGUST 31, 2008

BlackRock Insured Municipal Income Investment Trust (BAF)

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Investment Trust (BIE)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	ANNUAL REPORT	AUGUST 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous year for investors, marked by almost daily headlines related to the beleaguered housing market, rising food and energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone shortly after the close of this reporting period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has been aggressive in its attempts to restore order in financial markets. Key moves included slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008 and providing numerous cash injections and lending programs. As the credit crisis took an extreme turn for the worse in September, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though the recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility (steep declines and quick recoveries), generally posting losses for the current reporting period. Small-cap stocks fared significantly better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose), as the broader flight-to-quality theme persisted. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.83% by period-end when credit fears resurfaced. Tax-exempt issues posted positive returns, but problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. Economic and financial market distress also dampened the performance of high yield issues, which were very volatile due to the macro factors noted above.

Overall, severe market instability resulted in mixed results for the major benchmark indexes:

Total returns as of August 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(2.57)%	(11.14)%

Small cap U.S. equities (Russell 2000 Index)	8.53	(5.48)

International equities (MSCI Europe, Australasia, Far East Index)	(10.18)	(14.41)

Fixed income (Lehman Brothers U.S. Aggregate Index)	0.18	5.86

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	5.12	4.48

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	0.74	(0.66)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of August 31, 2008	BlackRock Insured Municipal Income Investment Trust

Investment Objective

BlackRock Insured Municipal Income Investment Trust (BAF) (the “Trust”) (formerly BlackRock Florida Insured Municipal Income Trust) seeks to provide current income exempt from regular federal income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest. Please see Note 7, “Subsequent Events,” of the Notes to Financial Statements on page 83 regarding a recent change to the Trust’s non-fundamental investment policy.

Performance

For the 12 months ended August 31, 2008, the Trust returned (3.35)% based on market price and 2.22% based on net asset value (“NAV”). For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 1.32% on a NAV basis. All returns reflect reinvestment of dividends. Several key factors influenced performance during the year. A positive contributor to performance was the Trust’s significant overweight in pre-refunded bonds in the one- to five-year maturity range, as the yield curve steepened and short- and intermediate-maturity issues outperformed the rest of the market. Conversely, problems within the monoline insurance industry had a negative impact on the entire insured municipal market, hampering the performance of the Trust and its peers. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of August 31, 2008 ($12.42)[1]	5.60%
Tax Equivalent Yield[2]	8.62%
Current Monthly Distribution per Common Share[3]	$0.058
Current Annualized Distribution per Common Share[3]	$0.696
Leverage as of August 31, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”)) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$12.42	$13.55	(8.34)%	$14.30	$12.21
Net Asset Value	$14.23	$14.68	(3.07)%	$15.27	$13.38

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Tax Revenue	27%	25%
City, County & State	17	20
Education	13	16
Transportation	11	9
Hospitals	10	9
Water & Sewer	9	6
Power	7	11
Lease Revenue	6	4

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	41%	88%
AA/Aa	48	7
A	2	1
Not Rated	9 [6]	4

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2008 the market value of these securities was $7,387,462 representing 4%, respectively, of the Trust’s long-term investments.

4	ANNUAL REPORT	AUGUST 31, 2008

Trust Summary as of August 31, 2008	BlackRock Insured Municipal Income Trust

Investment Objective

BlackRock Insured Municipal Income Trust (BYM) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest.

Performance

For the 12 months ended August 31, 2008, the Trust returned (3.13)% based on market price and (0.16)% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 0.19% on a NAV basis. All returns reflect reinvestment of dividends. The Trust benefited from its above-average yield, but performance was negatively impacted by two factors: above-average exposure to the longer end of the yield curve, which underperformed as rates increased; and, above-average exposure to certain monoline insurers, particularly those with weaker underlying credits, which underperformed amid unprecedented volatility and ratings downgrades. The Trust’s holdings covered by these insurers underperformed as the value of their insurance fell and reflected their underlying credit quality. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of August 31, 2008 ($13.19)[1]	5.55%
Tax Equivalent Yield[2]	8.54%
Current Monthly Distribution per Common Share[3]	$0.061
Current Annualized Distribution per Common Share[3]	$0.732
Leverage as of August 31, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$13.19	$14.35	(8.08)%	$15.15	$12.70
Net Asset Value	$14.04	$14.82	(5.26)%	$15.35	$13.14

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Transportation	26%	24%
Water & Sewer	19	18
City, County & State	10	13
Tax Revenue	10	12
Education	9	8
Power	8	9
Hospitals	6	7
Tobacco	6	6
Lease Revenue	5	2
Industrial & Pollution Control	1	1

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	58%	92%
AA/Aa	34	2
A	5	2
BBB/Baa	3	4

[5]	Using the higher of S&P’s or Moody’s ratings.

ANNUAL REPORT	AUGUST 31, 2008	5

Trust Summary as of August 31, 2008	BlackRock Municipal Bond Investment Trust

Investment Objective

BlackRock Municipal Bond Investment Trust (BIE) (the “Trust”) (formerly BlackRock Florida Municipal Bond Trust) seeks to provide current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock. Please see Note 7, “Subsequent Events,” of the Notes to Financial Statements on page 83 regarding a recent change to the Trust’s non-fundamental investment policy.

Performance

For the 12 months ended August 31, 2008, the Trust returned (3.95)% based on market price and 2.34% based on NAV. For the same period, the closed-end Lipper Florida Municipal Debt Funds category posted an average return of 0.90% on a NAV basis. All returns reflect reinvestment of dividends. Several key factors influenced performance during the year. A positive contributor to performance was the Trust’s significant overweight in pre-refunded bonds in the one- to five-year maturity range, as the yield curve steepened and short- and intermediate-maturity issues outperformed the rest of the market. Conversely, problems within the mono-line insurance industry had a negative impact on the entire insured municipal market and thus, hampered the performance of the Trust and its peers. Exposure to uninsured hospital bonds and single-family housing bonds also detracted from results. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BIE
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($14.28)[1]	5.78%
Tax Equivalent Yield[2]	8.89%
Current Monthly Distribution per Common Share[3]	$0.0688
Current Annualized Distribution per Common Share[3]	$0.8256
Leverage as of August 31, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$14.28	$15.82	(9.73)%	$16.70	$14.14
Net Asset Value	$14.86	$15.45	(3.82)%	$15.86	$14.35

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Hospitals	37%	34%
City, County & State	16	11
Tax Revenue	14	18
Education	7	11
Housing	6	6
Lease Revenue	5	6
Water & Sewer	5	3
Transportation	5	3
Industrial & Pollution Control	3	2
Power	2	6

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	25%	40%
AA/Aa	32	20
A	12	14
BBB/Baa	7	12
BB/Ba	2	2
Not Rated	22 [6]	12

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2008 the market value of these securities was $6,398,306 representing 8%, respectively, of the Trust’s long-term investments.

6	ANNUAL REPORT	AUGUST 31, 2008

Trust Summary as of August 31, 2008	BlackRock Municipal Bond Trust

Investment Objective

BlackRock Municipal Bond Trust (BBK) (the “Trust”) seeks to provide current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned (9.65%) based on market price and (3.77)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (0.98)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s exposure to longer-dated securities was the primary detractor from performance, as these issues proved more volatile when risk spreads increased and the municipal yield curve steepened. Additionally, holdings in high yield and housing, as well as bonds backed by several of the larger broker-dealers, underperformed market averages and thus, hindered Trust results. Conversely, the Trust’s above-average distribution rate benefited performance. Looking ahead, we believe the Trust is well positioned to benefit amid a recovering high yield market, a reversion to historical valuations versus Treasury issues and a continued slowing economy. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($13.89)[1]	6.26%
Tax Equivalent Yield[2]	9.63%
Current Monthly Distribution per Common Share[3]	$0.0725
Current Annualized Distribution per Common Share[3]	$0.8700
Leverage as of August 31, 2008[4]	39%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$13.89	$16.50	(15.82)%	$17.39	$13.30
Net Asset Value	$13.96	$15.57	(10.34)%	$15.95	$13.60

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Hospitals	26%	26%
Housing	14	11
Transportation	11	8
City, County & State	10	15
Industrial & Pollution Control	9	14
Education	8	5
Power	7	6
Tax Revenue	7	7
Water & Sewer	4	4
Tobacco	3	3
Lease Revenue	1	1

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	24%	34%
AA/Aa	27	16
A	21	15
BBB/Baa	14	18
BB/Ba	4	6
B	2	5
CCC/Caa	1	—
Not Rated[6]	7	6

5	Using the higher of S&P’s or Moody’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2008 and August 31, 2007 the market value of these securities was $3,883,176 representing 2% and $2,980,782 representing 1%, respectively, of the Trust’s long-term investments.

ANNUAL REPORT	AUGUST 31, 2008	7

Trust Summary as of August 31, 2008	BlackRock Municipal Income Trust II

Investment Objective

BlackRock Municipal Income Trust II (BLE) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned (6.29)% based on market price and (4.15)% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (0.98)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s performance over the year was negatively impacted by two key factors: above-market exposure to lower-quality bonds, which underperformed as credit spreads widened; and, an emphasis on long-dated bonds that underperformed as the yield curve steepened. The Trust’s distribution yield remained competitive in relation to that of its Lipper peers. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($13.27)[1]	5.97%
Tax Equivalent Yield[2]	9.18%
Current Monthly Distribution per Common Share[3]	$0.066
Current Annualized Distribution per Common Share[3]	$0.792
Leverage as of August 31, 2008[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$13.27	$15.05	(11.83)%	$15.85	$12.75
Net Asset Value	$13.60	$15.08	(9.81)%	$15.45	$13.17

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Hospitals	26%	26%
Industrial & Pollution Control	12	16
Transportation	12	10
City, County & State	10	13
Education	10	3
Power	9	6
Tax Revenue	6	8
Housing	5	7
Water & Sewer	5	6
Tobacco	4	4
Lease Revenue	1	1

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	24%	33%
AA/Aa	29	16
A	13	12
BBB/Baa	17	20
BB/Ba	3	3
B	4	5
CCC/Caa	1	—
Not Rated[6]	9	11

5	Using the higher of S&P’s or Moody’s ratings.
6

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2008 and August 31, 2007, the market value of these securities was $18,784,767 representing 4% and $24,066,103 representing 4%, respectively, of the Trust’s long-term investments.

8	ANNUAL REPORT	AUGUST 31, 2008

Trust Summary as of August 31, 2008	BlackRock California Insured Municipal Income Trust

Investment Objective

BlackRock California Insured Municipal Income Trust (BCK) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and California income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest.

Performance

For the 12 months ended August 31, 2008, the Trust returned (4.84)% based on market price and 0.92% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 1.32% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the fund, as the Lipper group comprises funds representing various states and not California alone. Nevertheless, the Trust’s exposure to the long end of the municipal yield curve and modestly longer duration stance detracted from performance over the period. Pressure on municipal bond insurers, which affected the entire insured municipal marketplace, also hampered results. The Trust’s underweight of lower-rated credits actually proved disadvantageous as insured bonds lost any premium value. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BCK
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of August 31, 2008 ($12.95)[1]	5.19%
Tax Equivalent Yield[2]	7.98%
Current Monthly Distribution per Common Share[3]	$0.056
Current Annualized Distribution per Common Share[3]	$0.672
Leverage as of August 31, 2008[4]	38%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$12.95	$14.30	(9.44)%	$15.05	$12.86
Net Asset Value	$14.08	$14.66	(3.96)%	$15.34	$13.03

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Water & Sewer	32%	31%
Education	19	25
City, County & State	15	13
Lease Revenue	11	9
Hospitals	8	3
Power	6	10
Transportation	6	5
Tax Revenue	3	2
Housing	—	2

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	31%	98%
AA/Aa	58	—
A	11	2

5	Using the higher of S&P’s or Moody’s ratings.

ANNUAL REPORT	AUGUST 31, 2008	9

Trust Summary as of August 31, 2008	BlackRock California Municipal Bond Trust

Investment Objective

BlackRock California Municipal Bond Trust (BZA) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and California income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned (6.89)% based on market price and 2.64% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 0.70% on a NAV basis. All returns reflect reinvestment of dividends. Trust performance benefited from a degree of spread tightening in certain sectors during the second half of the fiscal year. Specifically, valuations on land-secured holdings that had previously underperformed recovered in late summer, improving the Trust’s relative performance. Duration was kept neutral throughout most of the annual period. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BZA
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($14.48)[1]	5.14%
Tax Equivalent Yield[2]	7.91%
Current Monthly Distribution per Common Share[3]	$0.062
Current Annualized Distribution per Common Share[3]	$0.744
Leverage as of August 31, 2008[4]	37%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$14.48	$16.50	(12.24)%	$17.35	$13.90
Net Asset Value	$14.85	$15.35	(3.26)%	$15.90	$14.25

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Hospitals	23%	21%
City, County & State	21	13
Education	19	22
Housing	14	14
Lease Revenue	8	2
Transportation	6	7
Industrial & Pollution Control	4	5
Tobacco	3	8
Water & Sewer	1	7
Resource Recovery	1	1

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	29%	32%
AA/Aa	18	12
A	35	33
BBB/Baa	11	15
B	1	2
Not Rated	6	6

5	Using the higher of S&P’s or Moody’s ratings.

10	ANNUAL REPORT	AUGUST 31, 2008

Trust Summary as of August 31, 2008	BlackRock California Municipal Income Trust II

Investment Objective

BlackRock California Municipal Income Trust II (BCL) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and California income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned (7.05)% based on market price and (0.89)% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 0.70% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s performance was negatively impacted by three key factors: exposure to the long end of the municipal yield curve, which underperformed as the curve steepened; a widening in credit spreads (especially those of corporate-backed municipal securities held in the Trust), which negatively impacted uninsured credits in the portfolio; and, additional pressure on insured zero-coupon securities held in the Trust. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BCL
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($12.70)[1]	5.39%
Tax Equivalent Yield[2]	8.29%
Current Monthly Distribution per Common Share[3]	$0.057
Current Annualized Distribution per Common Share[3]	$0.684
Leverage as of August 31, 2008[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$12.70	$14.44	(12.05)%	$15.35	$12.47
Net Asset Value	$14.03	$14.96	(6.22)%	$15.40	$13.23

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

City, County & State	26%	25%
Housing	13	5
Lease Revenue	12	3
Transportation	10	10
Education	9	15
Hospitals	9	12
Water & Sewer	8	6
Tobacco	7	13
Industrial & Pollution Control	5	5
Resource Recovery	1	1
Power	—	5

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	27%	55%
AA/Aa	35	5
A	25	20
BBB/Baa	6	7
B	1	1
Not Rated	6 [6]	12

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2008 the market value of these securities was $1,173,229 representing 1%, respectively, of the Trust’s long-term investments.

ANNUAL REPORT	AUGUST 31, 2008	11

Trust Summary as of August 31, 2008	BlackRock Maryland Municipal Bond Trust

Investment Objective

BlackRock Maryland Municipal Bond Trust (BZM) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and Maryland personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned (4.33)% based on market price and 2.60% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 1.93% on a NAV basis. All returns reflect reinvestment of dividends. The Trust derived most of its positive performance from income generated by book yields that are comfortably above current market rates. The Trust’s longer-maturity holdings also benefited results, as the yield curve flattened significantly amid heightened inflation concerns and these issues outperformed. Moreover, positive sector allocation and minimal exposure to the troubled monoline insurers proved advantageous. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($15.75)[1]	4.98%
Tax Equivalent Yield[2]	7.66%
Current Monthly Distribution per Common Share[3]	$0.0654
Current Annualized Distribution per Common Share[3]	$0.7848
Leverage as of August 31, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$15.75	$17.43	(9.64)%	$18.43	$14.60
Net Asset Value	$14.45	$14.91	(3.09)%	$15.45	$13.77

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Hospitals	21%	18%
Transportation	21	8
City, County & State	17	24
Education	13	21
Water & Sewer	12	12
Housing	6	6
Lease Revenue	5	5
Tobacco	3	3
Tax Revenue	2	—
Power	—	3

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	31%	37%
AA/Aa	21	10
A	27	29
BBB/Baa	10	13
Not Rated	11	11

5	Using the higher of S&P’s or Moody’s ratings.

12	ANNUAL REPORT	AUGUST 31, 2008

Trust Summary as of August 31, 2008	BlackRock New Jersey Municipal Bond Trust

Investment Objective

BlackRock New Jersey Municipal Bond Trust (BLJ) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and New Jersey gross income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned (7.15)% based on market price and (2.12)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 0.21% on a NAV basis. All returns reflect reinvestment of dividends. Overall, security selection played a more significant role in recent performance than did the Trust’s modestly above-average duration. The Trust’s overweight in both lower-rated issues and issues subject to the alternative minimum tax was the primary detractor from performance as the market prices of these issues declined dramatically during the year. However, the incremental income these holdings generated allowed the Trust to distribute the highest dividend yield in its peer group. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($14.76)[1]	5.73%
Tax Equivalent Yield[2]	8.82%
Current Monthly Distribution per Common Share[3]	$0.0705
Current Annualized Distribution per Common Share[3]	$0.8460
Leverage as of August 31, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$14.76	$16.90	(12.66)%	$18.75	$14.05
Net Asset Value	$14.16	$15.38	(7.93)%	$15.78	$13.85

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Hospitals	35%	32%
Transportation	17	12
Education	11	13
City, County & State	11	10
Tax Revenue	7	7
Industrial & Pollution Control	6	7
Housing	5	6
Power	4	4
Tobacco	2	7
Water & Sewer	1	1
Lease Revenue	1	1

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	29%	38%
AA/Aa	10	—
A	31	15
BBB/Baa	14	39
B	4	5
Not Rated	12	3

[5]	Using the higher of S&P’s or Moody’s ratings.

ANNUAL REPORT	AUGUST 31, 2008	13

Trust Summary as of August 31, 2008	BlackRock New York Insured Municipal Income Trust

Investment Objective

BlackRock New York Insured Municipal Income Trust (BSE) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust will invest at least 80% of its total assets in municipal obligations that are insured as to the timely payment of both principal and interest. BSE is currently 100% invested in securities which are not subject to the alternative minimum tax (AMT).

Performance

For the 12 months ended August 31, 2008, the Trust returned (1.07%) based on market price and 0.80% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 1.32% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s exposure to longer-dated bonds was the primary detractor from performance, as these securities proved more volatile when risk spreads increased and the municipal yield curve steepened. Performance also was hampered by an above-average exposure to select long insured bonds, which underperformed due to the monoline insurers’ credit woes and subsequent ratings downgrades. Conversely, the Trust’s above-average distribution rate benefited performance. Looking ahead, we believe the Trust is well positioned to benefit amid a recovery in market liquidity, a reversion to historical valuations versus Treasury issues and a continued slowing economy. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of August 31, 2008 ($13.26)[1]	5.25%
Tax Equivalent Yield[2]	8.08%
Current Monthly Distribution per Common Share[3]	$0.058
Current Annualized Distribution per Common Share[3]	$0.696
Leverage as of August 31, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$13.26	$14.12	(6.09)%	$14.99	$13.00
Net Asset Value	$13.95	$14.58	(4.32)%	$15.16	$13.07

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Education	31%	31%
Transportation	29	29
City, County & State	10	8
Tax Revenue	10	8
Hospitals	9	13
Water & Sewer	4	4
Power	2	4
Tobacco	2	2
Lease Revenue	2	—
Housing	1	1

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	36%	92%
AA/Aa	47	2
A	7	5
BBB/Baa	8	1
Not Rated	2	—

[5]	Using the higher of S&P’s or Moody’s ratings.

14	ANNUAL REPORT	AUGUST 31, 2008

Trust Summary as of August 31, 2008	BlackRock New York Municipal Bond Trust

Investment Objective

BlackRock New York Municipal Bond Trust (BQH) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned (4.76%) based on market price and 1.62% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 1.26% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s above-average distribution rate was the primary contributor to performance. The Trust’s relatively neutral duration positioning also proved advantageous. Additionally, an overweight in higher-quality uninsured bonds enhanced relative returns, as these holdings were less affected by the credit rating downgrades of the monoline insurers and the reduced liquidity and spread widening of enhanced paper. Looking ahead, we believe the Trust is well positioned to benefit amid a reversion to historical valuations versus Treasury issues and a continued slowing economy. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($14.62)[1]	5.58%
Tax Equivalent Yield[2]	8.58%
Current Monthly Distribution per Common Share[3]	$ 0.068
Current Annualized Distribution per Common Share[3]	$ 0.816
Leverage as of August 31, 2008[4]	37%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$14.62	$16.32	(10.42)%	$18.00	$14.42
Net Asset Value	$14.71	$15.39	(4.42)%	$15.76	$14.34

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Transportation	19%	12%
Education	13	14
Housing	13	17
Water & Sewer	11	11
City, County & State	10	9
Tax Revenue	9	8
Tobacco	9	10
Hospitals	8	2
Lease Revenue	5	5
Industrial & Pollution Control	3	9
Power	—	3

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	38%	43%
AA/Aa	25	19
A	12	12
BBB/Baa	17	17
B	7	8
Not Rated	1	1

5	Using the higher of S&P’s or Moody’s ratings.

ANNUAL REPORT	AUGUST 31, 2008	15

Trust Summary as of August 31, 2008	BlackRock New York Municipal Income Trust II

Investment Objective

BlackRock New York Municipal Income Trust II (BFY) (the “Trust”) seeks to provide high current income exempt from regular federal income taxes and New York State and New York City personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned 1.08% based on market price and 1.70% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 1.26% on a NAV basis. All returns reflect reinvestment of dividends. The Trust maintained an average distribution rate over the annual period. However, performance benefited from a relatively neutral duration positioning, as well as an overweight in higher-quality uninsured bonds, which were less affected by the credit rating downgrades of the monoline insurers and the reduced liquidity and spread widening of enhanced paper. Looking ahead, we believe the Trust is well positioned to benefit amid a reversion to historical valuations versus Treasury issues and a continued slowing economy. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($13.60)[1]	5.51%
Tax Equivalent Yield[2]	8.48%
Current Monthly Distribution per Common Share[3]	$ 0.0625
Current Annualized Distribution per Common Share[3]	$ 0.7500
Leverage as of August 31, 2008[4]	39%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$13.60	$14.22	(4.36)%	$15.30	$13.04
Net Asset Value	$14.28	$14.84	(3.77)%	$15.26	$13.72

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Transportation	21%	20%
Education	17	18
Housing	11	10
Tobacco	11	11
Industrial & Pollution Control	11	15
Hospitals	7	4
City, County & State	7	9
Water & Sewer	7	6
Tax Revenue	5	5
Power	3	2

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	30%	47%
AA/Aa	40	25
A	14	13
BBB/Baa	7	8
BB/Ba	2	—
B	6	6
Not Rated	1	1

5	Using the higher of S&P’s or Moody’s ratings.

16	ANNUAL REPORT	AUGUST 31, 2008

Trust Summary as of August 31, 2008	BlackRock Virginia Municipal Bond Trust

Investment Objective

BlackRock Virginia Municipal Bond Trust (BHV) (the “Trust”) seeks to provide current income exempt from regular federal income taxes and Virginia personal income taxes. Under normal market conditions, the Trust will invest at least 80% of its total assets in municipal bonds that are investment grade quality, or determined by the Advisor to be of equivalent credit quality at time of purchase. The Trust may invest up to 20% of its total assets in municipal bonds that are rated, at the time of investment, Ba/BB or B by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by BlackRock.

Performance

For the 12 months ended August 31, 2008, the Trust returned 14.97% based on market price and 1.59% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 1.93% on a NAV basis. All returns reflect reinvestment of dividends. The Trust derived most of its positive performance from income generated by book yields that are comfortably above current market rates. The Trust’s longer-maturity holdings also benefited results, as the yield curve flattened significantly amid heightened inflation concerns and these issues outperformed. Moreover, positive sector allocation and minimal exposure to the troubled monoline insurers proved advantageous. The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of August 31, 2008 ($19.50)[1]	4.46%
Tax Equivalent Yield[2]	6.86%
Current Monthly Distribution per Common Share[3]	$0.072428
Current Annualized Distribution per Common Share[3]	$0.869136
Leverage as of August 31, 2008[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]	As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	8/31/08	8/31/07	Change	High	Low

Market Price	$19.50	$17.85	9.24%	$20.60	$16.25
Net Asset Value	$15.03	$15.57	(3.47)%	$16.12	$14.68

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	8/31/08	8/31/07

Hospitals	23%	17%
Water & Sewer	17	18
Transportation	13	21
Housing	13	17
Education	10	4
City, County & State	9	10
Industrial & Pollution Control	7	6
Lease Revenue	4	4
Tobacco	3	3
Tax Revenue	1	—

Credit Quality Allocations[5]

Credit Rating	8/31/08	8/31/07

AAA/Aaa	34%	50%
AA/Aa	27	12
A	17	12
BBB/Baa	7	14
Not Rated	15 [6]	12

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2008 the market value of these securities was $2,170,858 representing 6%, respectively, of the Trust’s long-term investments.

ANNUAL REPORT	AUGUST 31, 2008	17

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, each Trust issues Preferred Shares, which pay dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. The interest earned on these investments is paid to Common Shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of each Trust’s Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits. If the yield curve becomes negatively sloped, meaning short term interest rates exceed long term interest rates, returns to Common Shareholders will be lower than if the Fund had not used leverage.

To illustrate these concepts, assume a trust’s Common Shares capitalization of $100 million and the issuance of Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the fund’s total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely. At the same time, the market value of the fund’s Common Shares (that is, its price as listed on the New York Stock Exchange or American Stock Exchange), may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Shares’ NAV will reflect the full decline in the price of the portfolio’s investments, since the value of the fund’s Preferred Shares does not fluctuate. In addition to the decline in NAV, the market value of the fund’s Common Shares may also decline.

In addition, the Trusts may from time to time leverage their assets through the use of tender option bond (“TOB”) programs. In a typical TOB program, the Trust transfers one or more municipal bonds to a TOB trust, which issues short-term variable rate securities to third-party investors and a residual interest to the Trust. The cash received by the TOB trust from the issuance of the short-term securities (less transaction expenses) is paid to the Trust, which invests the cash in additional portfolio securities. The distribution rate on the short-term securities is reset periodically (typically every seven days) through a remarketing of the short-term securities. Any income earned on the bonds in the TOB trust, net of expenses incurred by the TOB trust, that is not paid to the holders of the short-term securities is paid to the Trust. In connection with managing the Trusts’ assets, the Trusts’ investment advisor may at the time retrieve the bonds out of the TOB trust typically within seven days. TOB investments generally will provide the Trust with economic benefits in periods of declining short-term interest rates, but expose the Trust to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trust, as described above. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Trusts’ NAVs per share. (See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOB trusts.).

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage incurred from Preferred Shares and TOBs will not exceed 50% of its total managed assets. As of August 31, 2008, the Trusts had leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Leverage
BlackRock Insured Municipal Income Investment Trust	38%
BlackRock Insured Municipal Income Trust	38%
BlackRock Municipal Bond Investment Trust	38%
BlackRock Municipal Bond Trust	39%
BlackRock Municipal Income Trust II	39%
BlackRock California Insured Municipal Income Trust	38%
BlackRock California Municipal Bond Trust	37%
BlackRock California Municipal Income Trust II	39%
BlackRock Maryland Municipal Bond Trust	38%
BlackRock New Jersey Municipal Bond Trust	38%
BlackRock New York Insured Municipal Income Trust	38%
BlackRock New York Municipal Bond Trust	37%
BlackRock New York Municipal Income Trust II	39%
BlackRock Virginia Municipal Bond Trust	37%

Swap Agreements

The Trusts may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Trust has entered into a swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligation to pay the other party to the agreement.

18	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock Insured Municipal Income Investment Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida—121.4%

Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First Inc. Project), 5%, 4/01/36	$1,750	$1,540,945

Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (a)	2,200	2,209,900

Colonial Country Club Community Development District, Florida, Special Assessment Revenue Bonds, 6.40%, 5/01/33	3,735	3,787,664

Florida State Board of Education, Lottery Revenue Bonds:
Series B, 5%, 7/01/28	1,200	1,196,928
Series C, 5%, 1/01/22 (b)	8,640	8,826,019

Florida State Department of Transportation, GO, Refunding, 5%, 7/01/27 (a)	7,000	7,089,530

Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5%, 10/01/13 (a)(c)	2,500	2,744,175

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6%, 11/15/11 (c)	8,500	9,450,130

Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, Series D, 5.50%, 10/01/26 (d)	1,295	1,361,472

Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series B, 5.15%, 9/01/25	500	513,070

Hillsborough County, Florida, School Board, COP, Refunding, Series A, 5%, 7/01/25 (b)	7,580	7,639,048

Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5%, 10/01/26 (e)	8,000	8,031,920

Lake County, Florida, School Board, COP, Series A, 5%, 7/01/28 (e)	3,500	3,495,380

Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program) (b):
5.25%, 1/01/28	5,535	5,583,376
5%, 1/01/37	1,750	1,685,723

Miami-Dade County, Florida, School Board, COP, Refunding, Series B (d):
5.25%, 5/01/25	1,000	1,025,860
5.25%, 5/01/28	1,600	1,625,360
5.25%, 5/01/30	1,500	1,527,225

Miami-Dade County, Florida, Special Obligation Revenue Bonds (b)(f):
Sub-Series A, 5.26%, 10/01/39	10,000	1,606,500
Sub-Series A, 5.26%, 10/01/40	10,000	1,510,000
Sub-Series B, 5.617%, 10/01/31	26,935	7,529,141

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/27 (e)	1,335	1,360,378

Orange County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Orlando Regional Healthcare), Series B, 5.25%, 12/01/29 (a)	1,500	1,529,580

Municipal Bonds	Par (000)	Value

Florida (continued)

Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%, 1/01/32 (g)	$7,975	$8,053,155

Orange County, Florida, School Board, COP, Series A, 5%, 8/01/27 (b)	2,000	1,997,500

Orange County, Florida, Tourist Development, Senior Lien Tax Revenue Bonds, 5.125%, 4/01/12 (c)(e)	9,250	10,048,460

Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5%, 10/01/29 (e)	1,600	1,589,616

Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series A, 5%, 7/01/32 (a)	2,500	2,502,475

Palm Bay, Florida, Utility System Improvement Revenue Bonds (f)(g):
5.47%, 10/01/28	4,015	1,262,677
5.48%, 10/01/31	5,570	1,408,764

Pasco County, Florida, School Board, COP, Series A, 5%, 8/01/27 (b)(g)	5,815	5,807,731

Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50%, 5/15/13 (c)	5,000	5,576,750

Polk County, Florida, Utility System Revenue Bonds, 5%, 10/01/29 (b)(g)	5,000	4,967,550

Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/37 (a)	2,600	2,599,870

Sarasota County, Florida, Utilities System Revenue Refunding Bonds, Series C, 5.25%, 10/01/22 (g)	2,945	3,061,063

Sunrise, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/28 (e)	5,000	4,980,950

Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B, 5%, 10/01/23 (a)	1,000	1,025,580

Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (b)	10,000	9,579,900

Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6.50%, 5/01/33	3,520	3,599,798

Total Municipal Bonds—121.4%		150,931,163

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Florida State Board of Education, GO (Public Education Capital Outlay), Series A, 5%, 6/01/27 (a)	9,000	9,113,220
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (a)	1,005	989,854
Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (b)	3,938	3,990,601
Jacksonville, Florida, Transit Revenue Bonds, 5%, 10/01/31 (b)	9,500	9,513,028

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
PILOT	Payment in Lieu of Taxes
S/F	Single-Family
SIFMA	Securities Industry and Financial Markets Association
TFABS	Tobacco Flexible Amortization Bonds
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	19

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Investment Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Florida (concluded)

Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (d)	$2,200	$2,206,182
Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5%, 8/01/28 (a)	9,192	9,269,860
Pinellas County, Florida, Sewer Revenue Bonds, 5%, 10/01/32 (a)	9,500	9,507,980

Total Municipal Bonds Transferred to Tender Option Bond Trusts—35.9%		44,590,725

Total Long-Term Investments (Cost—$194,728,114)—157.3%		195,521,888

Short-Term Securities	Shares

CMA Florida Municipal Money Fund, 1.28% (i)(j)	4,278,745	4,278,745

Total Short-Term Securities (Cost—$4,278,745)—3.4%		4,278,745

Total Investments (Cost—$199,006,859*)—160.7%		199,800,633
Other Assets Less Liabilities—0.5%		662,267
Liability for Trust Certificates, Including Interest Expense and Fees Payable (25.5)%		(31,760,459)
Preferred Shares, at Redemption Value—(35.7)%		(44,397,229)

Net Assets Applicable to Common Shares—100.0%		$124,305,212

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$167,791,859

Gross unrealized appreciation	$2,948,642
Gross unrealized depreciation	(2,544,742)

Net unrealized appreciation	$403,900

(a)	FSA Insured.
(b)	MBIA Insured.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Assured Guaranty Insured.
(e)	AMBAC Insured.
(f)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(g)	FGIC Insured.
(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA Florida Municipal Money Fund	(790,633)	$109,052

(j)	Represents the current yield as of report date.
•	Forward interest rate swaps outstanding as of August 31, 2008 were as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 3.845% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate
Broker, Citibank, N.A. Expires September 2023	$3,750	$(127,751)

See Notes to Financial Statements.

20	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—0.6%

Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%, 1/01/25	$2,800	$2,296,055

Arizona—0.9%

Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	4,000	3,317,880

California—33.6%

Arcadia, California, Unified School District, GO (Election of 2006), CABS, Series A, 4.96%, 8/01/39 (a)(b)	2,000	350,400

California Infrastructure and Economic Development Bank, First Lien Revenue Bonds (Bay Area Toll Bridges Retrofit), Series A, 5%, 1/01/28 (c)(d)	10,100	10,938,198

California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.375%, 5/01/12 (d)	14,000	15,567,720

Coast Community College District, California, GO, Refunding (Election of 2002), Series C (a):
5.504%, 8/01/31 (e)	7,450	5,699,101
5.39%, 8/01/36 (b)	4,200	903,378

Fresno, California, Unified School District, GO (Election of 2001), Series E, 5%, 8/01/30 (a)	1,100	1,117,941

Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1 (d):
6.625%, 6/01/13	6,500	7,477,535
6.75%, 6/01/13	14,500	16,760,115

Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Series B1, 4.75%, 8/01/37 (f)	4,000	3,704,000

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 7.50%, 7/01/20 (g)(h)(o)	5,000	5,000,000

Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/33 (f)	17,500	17,600,625

Monterey Peninsula Community College District, California, GO, CABS, Series C (a)(b):
5.15%, 8/01/31	13,575	3,870,504
5.16%, 8/01/32	14,150	3,786,682

Orange County, California, Sanitation District, COP, Series B, 5%, 2/01/31 (a)	2,500	2,518,700

Sacramento, California, Unified School District, GO (Election of 2002), 5%, 7/01/30 (h)	2,700	2,726,298

San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.45%, 1/15/31 (b)(h)	53,000	13,694,140

San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series B, 5%, 8/01/29 (f)	2,350	2,369,059

University of California Revenue Bonds, Series O, 5%, 9/01/10 (d)(f)	9,000	9,617,580

		123,701,976

District of Columbia—2.6%

District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	9,500	9,425,044

Florida—9.9%

Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (a)	2,000	2,009,000

Florida State Department of Environmental Protection, Preservation Revenue Bonds, Series B, 5%, 7/01/27 (h)	7,500	7,505,250

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series C, 5.25%, 11/15/36	1,650	1,588,801

Municipal Bonds	Par (000)	Value

Florida (concluded)

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series B, 5%, 10/01/37 (f)	$9,000	$8,652,960

Miami-Dade County, Florida, School Board, COP, Refunding, Series B (i):
5.25%, 5/01/31	3,700	3,764,306
5%, 5/01/33	7,500	7,415,625

Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.25%, 10/01/38 (b)(h)	25,520	4,410,877

Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%, 1/01/37 (h)	1,000	963,270

		36,310,089

Georgia—3.1%

Atlanta, Georgia, Water and Wastewater Revenue Bonds (a):
5%, 11/01/34	7,000	6,959,050
5%, 11/01/37	4,475	4,433,963

		11,393,013

Illinois—7.5%

Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series A, 5%, 1/01/38 (i)	5,000	4,969,200

Chicago, Illinois, Special Transportation Revenue Bonds, 5.25%, 1/01/27 (c)(d)	11,550	12,055,659

Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5.25%, 2/01/27 (f)(h)	5,000	5,112,450

Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion), 5.50%, 6/15/28 (b)(h)	15,000	5,377,650

		27,514,959

Louisiana—1.4%

Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5%, 5/01/35 (f)	5,000	4,956,000

Massachusetts—0.2%

Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior Series A-2, 5.12%,7/01/35 (b)	3,200	686,400

Michigan—4.8%

Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds (f):
Series A, 5.50%, 7/01/36 (j)	3,000	3,122,340
Series B, 5%, 7/01/33 (h)	4,000	3,888,840
Series B, 5%, 7/01/36 (h)	7,000	6,764,800

Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A:
5%, 7/01/30 (f)	1,000	966,410
5%, 7/01/34 (h)(k)	3,000	2,902,620

		17,645,010

Nevada—7.7%

Reno, Nevada, Sales and Room Tax Revenue Refunding Bonds (ReTrac-Reno Transportation Rail Access Corridor Project), Senior Lien, 5.125%, 6/01/12 (c)(d)	5,000	5,439,400

Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A (a)(d):
5%, 7/01/11	10,000	10,694,900
5.125%, 7/01/11	6,500	6,973,850
5.25%, 7/01/11	5,000	5,381,500

		28,489,650

New York—2.3%

Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 5%, 11/15/31 (a)	6,450	6,566,938

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	21

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—(concluded)

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series A, 5%, 6/15/35 (h)	$1,935	$1,943,862

		8,510,800

Pennsylvania—1.5%

Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 3rd Series, 5.125%, 8/01/11 (a)(d)	5,200	5,601,596

South Carolina—5.0%

South Carolina Transportation Infrastructure Bank Revenue Bonds (c):
Junior Lien, Series B, 5.125%, 10/01/11 (d)	10,000	10,806,400
Series A, 5%, 10/01/33	7,750	7,640,648

		18,447,048

Tennessee—5.4%

Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A (b):
5.84%, 1/01/22 (a)	11,705	5,596,512
5.88%, 1/01/23 (a)	9,260	4,149,591
5.90%, 1/01/24 (a)	8,500	3,576,290
5.91%, 1/01/25 (a)	6,850	2,712,669
5.93%, 1/01/26 (a)	5,000	1,857,000
5.07%, 1/01/41	10,000	1,244,000

Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%, 9/01/26	650	595,433

		19,731,495

Texas—30.9%

Coppell, Texas, Independent School District, GO, Refunding, 5.64%, 8/15/30 (b)	10,030	3,227,754

Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, Senior Lien, 5%, 12/01/11 (c)(d)	2,350	2,536,567

Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Junior Lien, Series H (b)(h):
5.811%, 11/15/38	5,785	852,420
5.826%, 11/15/39	6,160	849,341

Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3 (b)(h):
5.98%, 11/15/38	26,890	3,950,679
5.99%, 11/15/39	27,675	3,804,482

Harris County, Texas, GO, Refunding (b)(h):
5.49%, 8/15/25	7,485	3,159,643
5.20%, 8/15/28	10,915	3,856,924

Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, 5%, 8/15/30 (a)	5,510	5,535,401

Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, 5%, 11/15/35 (a)	7,000	6,917,400

Lewisville, Texas, Independent School District, Capital Appreciation and School Building, GO, Refunding, 4.67%, 8/15/24 (b)(f)	5,315	2,204,928

North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier:
CABS, 5.30%, 1/01/29 (b)(i)	5,000	1,553,700
CABS, 5.42%, 1/01/30 (b)(i)	1,750	509,180
5.75%, 1/01/40 (h)	23,050	23,667,740
Series A, 6%, 1/01/25	750	784,845

San Antonio, Texas, Water System Revenue Refunding Bonds (f):
5.125%, 5/15/29	9,350	9,397,498
5.125%, 5/15/34	10,000	10,006,600

Municipal Bonds	Par (000)	Value

Texas (concluded)

Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (c)	$28,645	$27,704,298

Tyler, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Mother Frances Hospital Regional Health Care Center), 6%, 7/01/12 (d)	3,000	3,353,940

		113,873,340

Virginia—2.0%

Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power Company), Series B, 5.875%, 6/01/17	4,000	4,224,640

Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company), Series A, 5.875%, 6/01/17	3,000	3,159,390

		7,384,030

Washington—9.1%

Central Washington University, System Revenue Bonds, 5%, 5/01/34 (f)	9,610	9,220,315

Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series C, 5.125%, 7/01/33 (c)	3,655	3,673,058

Port of Seattle, Washington, Revenue Bonds, Series A, 5%, 4/01/31 (f)	4,500	4,428,000

Washington State, GO, Series 02-A, 5%, 7/01/25 (a)	6,380	6,510,981

Washington State Health Care Facilities Authority, Revenue Bonds (MultiCare Health System), Series C, 5.50%,8/15/43 (i)	7,000	7,129,360

Washington State Health Care Facilities Authority, Revenue Refunding Bonds (MultiCare Health System), Series A, 5.50%, 8/15/38 (a)	2,500	2,569,425

		33,531,139

Total Municipal Bonds—128.5%		472,815,524

Municipal Bonds Transferred to Tender Option Bond Trusts (l)

California—8.0%

San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (a)	4,875	4,938,131

San Francisco, California, City and County Public Utilities Commission, Water Revenue Refunding Bonds, Series A, 5%, 11/01/31 (a)	15,000	15,068,850

University of California, Revenue Bonds, Series C, 4.75%, 5/15/37 (h)	10,000	9,561,700

		29,568,681

Florida—1.3%

Duval County, Florida, School Board, COP (Master Lease Program), 5%, 7/01/33 (a)	2,790	2,731,522

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (a)	1,995	1,964,935

		4,696,457

Illinois—6.6%

Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 5%, 12/15/28 (h)	24,011	24,315,602

Louisiana—2.6%

Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 4.75%, 5/01/39 (a)	9,950	9,501,156

See Notes to Financial Statements.

22	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (l)	Par (000)	Value

Massachusetts—3.6%

Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (a)	$12,996	$13,232,801

Michigan—0.9%

Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (f)(j)	2,997	3,225,785

New York—3.2%

Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), Series A, 5.75%, 5/01/28 (a)	4,494	4,894,296

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%, 11/15/31 (h)	6,994	7,097,249

		11,991,545

Texas—2.6%

Northside, Texas, Independent School District, GO, 5.125%, 6/15/29	9,500	9,702,065

Utah—1.4%

Utah Transit Authority, Sales Tax Revenue Bonds, Series A, 5%, 6/15/36 (a)	5,008	5,072,976

Washington—1.6%

Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (a)	$3,500	$3,561,600

King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (a)	2,204	2,215,923

		5,777,523

Total Municipal Bonds Transferred to Tender Option Bond Trusts—31.8%		117,084,591

Total Long-Term Investments (Cost—$585,919,266)—160.3%		589,900,115

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 1.84% (m)(n)	4,161,064	4,161,064

Total Short-Term Securities (Cost—$4,161,064)—1.1%		4,161,064

Total Investments (Cost—$590,080,330*)—161.4%		594,061,179
Other Assets Less Liabilities—0.9%		3,353,869
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(21.6)%		(79,288,058)
Preferred Shares, at Redemption Value—(40.7)%		(149,994,479)

Net Assets Applicable to Common Shares—100.0%		$368,132,511

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$511,619,031

Gross unrealized appreciation	$15,952,515
Gross unrealized depreciation	(12,469,969)

Net unrealized appreciation	$3,482,546

(a)	FSA Insured.
(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)	AMBAC Insured.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(f)	FGIC Insured.
(g)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h)	MBIA Insured.
(i)	Assured Guaranty Insured.
(j)	BHAC Insured.
(k)	All or a portion of the security has been pledged as collateral in connection with swaps.
(l)

Securities represent bonds transferred to a tender option trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(m)	Represents the current yield as of report date.
(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	1,861,064	$332,066

(o)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.

•	Forward interest rate swaps outstanding as of August 31, 2008 were as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 3.888% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires October 2028	$15,000	$(451,620)
Pay a fixed rate of 4.866% and receive a floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires November 2028	$12,500	(140,513)
Pay a fixed rate of 4.043% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate
Broker, Citibank NA
Expires September 2038	$16,500	(824,670)

Total		$(1,416,803)

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	23

Schedule of Investments August 31, 2008	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida—135.6%

Boynton Beach, Florida, M/F Housing Mortgage Revenue Refunding Bonds (Clipper Cove Apartments), 5.30%, 1/01/23 (a)	$1,000	$914,340

Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First Inc. Project), 5%, 4/01/36	1,000	880,540

Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (b)	800	803,600

Colonial Country Club Community Development District, Florida, Special Assessment Revenue Bonds, 6.40%, 5/01/33	1,585	1,607,349

Florida Municipal Loan Council, Revenue Refunding Bonds, Series A, 5.125%, 5/01/32 (c)	3,150	3,092,576

Florida State Board of Education, Lottery Revenue Bonds, Series B, 5%, 7/01/28	960	957,542

Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series A, 5.125%, 10/01/32 (b)	2,100	2,119,782

Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series A, 5.25%, 6/01/26	1,000	948,140

Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	750	660,473

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System):
Series A, 6%, 11/15/11 (d)	4,900	5,447,722
Series C, 5.25%, 11/15/36	700	674,037

Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, Series D, 5.50%, 10/01/26 (e)	500	525,665

Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37	1,000	941,970

Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project):
5.50%, 10/01/23	1,810	1,754,017
Series A, 5.65%, 5/15/18	400	402,992

Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System), 5.50%, 11/15/12 (d)	3,000	3,315,030

Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	825	756,698

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	1,500	1,527,135

Miami-Dade County, Florida, School Board, COP, Refunding, Series B (e):
5.25%, 5/01/25	500	512,930
5.25%, 5/01/28	1,000	1,015,850
5.25%, 5/01/30	600	610,890
5.25%, 5/01/31	1,000	1,017,380

Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B (c)(f):
5.95%, 10/01/30	10,000	2,964,200
5.80%, 10/01/32	5,410	1,425,914

Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Series A, 5.89%, 10/01/26 (c)(f)	5,500	2,061,840

New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	750	664,687

Municipal Bonds	Par (000)	Value

Florida (concluded)

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/37 (g)	$1,000	$1,004,280

Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	340	304,827

Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare):
5.75%, 12/01/12 (d)	5,000	5,572,300
5.70%, 7/01/26	305	269,736

Orange County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Orlando Regional Healthcare), Series B, 5.25%, 12/01/29 (b)	600	611,832

Orange County, Florida, Tourist Development, Senior Lien Tax Revenue Bonds, 5.125%, 4/01/12 (d)(g)	3,350	3,639,172

Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series A, 5%, 7/01/32 (b)	1,000	1,000,990

Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5%, 10/01/32 (c)(h)	3,105	2,995,300

Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.68%, 10/01/28 (f)(h)	3,630	1,141,599

Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.393%, 6/01/32 (f)(g)	1,370	351,432

South Broward, Florida, Hospital District Revenue Bonds, 5.60%, 5/01/12 (d)	2,000	2,220,260

South Miami Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Baptist Health System Obligation Group), 5%, 8/15/32	1,000	944,000

Stevens Plantation Improvement Project Dependent Special District, Florida, Revenue Bonds, 6.375%, 5/01/13	1,560	1,527,568

Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	2,700	2,702,565

Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	740	712,901

Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	650	632,879

Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A, 6.50%, 5/01/33	1,345	1,375,491

Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Refunding Bonds (Embry-Riddle Aeronautical University Project) (i):
5.20%, 10/15/26	1,250	1,166,200
5.20%, 10/15/33	1,610	1,426,701

		67,203,332

Multi-State—6.9%

Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)(k)	3,000	3,393,060

Puerto Rico—2.3%

Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/44	1,100	1,151,481

Total Municipal Bonds—144.8%		71,747,873

See Notes to Financial Statements.

24	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (l)	Par (000)	Value

Florida—10.9%

Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	$510	$512,114

Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B, 5.50%, 11/15/36	3,507	3,506,496

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (b)	1,380	1,359,203

Total Municipal Bonds Transferred to Tender Option Bond Trusts—10.9%		5,377,813

Total Long-Term Investments (Cost—$75,149,151)—155.7%		77,125,686

Short-Term Securities	Shares

CMA Florida Municipal Money Fund, 1.28% (m)(n)	2,268,187	2,268,187

Total Short-Term Securities (Cost—$2,268,187)—4.6%		2,268,187

Total Investments (Cost—$77,417,338*)—160.3%		79,393,873
Liabilities in Excess of Other Assets—(0.1)%		(66,536)
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(7.3)%		(3,610,766)
Preferred Shares, at Redemption Value—(52.9)%		(26,184,939)

Net Assets Applicable to Common Shares—100.0%		$49,531,632

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008 as computed for federal income tax purposes, were as follows:

Aggregate cost	$73,618,802

Gross unrealized appreciation	$3,426,306
Gross unrealized depreciation	(1,247,596)

Net unrealized appreciation	$2,178,710

(a)	ACA Insured.
(b)	FSA Insured.
(c)	MBIA Insured.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Assured Guaranty Insured.
(f)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(g)	AMBAC Insured.
(h)	FGIC Insured.
(i)	Radian Insured.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(l)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(m)	Represents the current yield as of report date.
(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	748,233	$48,106

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	25

Schedule of Investments August 31, 2008	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—5.7%

Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75%, 6/01/11 (a)	$7,500	$8,204,325

Arizona—7.5%

Glendale, Arizona, Municipal Property Corporation, Excise Tax Revenue Refunding Bonds, Series A, 4.50%, 7/01/32 (b)	3,655	3,430,949

Goodyear, Arizona, GO, 4.25%, 7/01/37 (b)	1,250	1,111,050

McAllister Academic Village, LLC, Arizona, Revenue Refunding Bonds (Arizona State University—Hassayampa Academic Village Project), 5%, 7/01/38	2,000	1,876,300

Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	1,500	1,270,575
5%, 12/01/37	2,565	2,127,591

San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project):
6.25%, 5/01/15	300	280,137
7%, 5/01/20	300	271,440
7.25%, 5/01/27	600	533,016

		10,901,058

California—9.2%

California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%, 6/01/55 (c)	4,500	89,775

California HFA, Home Mortgage Revenue Bonds, AMT, Series G, 5.05%, 2/01/29	2,835	2,572,875

California State Department of Veteran Affairs, Home Purchase Revenue Bonds, AMT, Series B, 5.25%, 12/01/37	5,000	4,460,200

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 7.50%, 7/01/20 (d)(e)(s)	2,000	2,000,000

University of California Revenue Bonds, Series B, 4.75%, 5/15/38	2,660	2,577,487

Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	1,585	1,589,375

		13,289,712

Colorado—0.4%

Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (b)(f)	635	632,821

Connecticut—0.7%

Connecticut State Health and Educational Facilities Authority Revenue Bonds (Quinnipiac University), Series J, 5%, 7/01/37 (e)	1,000	976,060

District of Columbia—12.8%

District of Columbia Revenue Bonds (Georgetown University), Series A, 6.071%, 4/01/11 (a)(c)(e)	33,450	6,283,248

District of Columbia Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25%, 6/01/33 (g)	595	495,100

District of Columbia Tax Increment Revenue Bonds (Gallery Place Project), 5.40%, 7/01/31 (b)	6,000	6,124,020

District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	5,580	5,535,974

		18,438,342

Municipal Bonds	Par (000)	Value

Florida—19.3%

Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A, 5%, 6/01/38	$1,535	$1,324,981

Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration Project), AMT, Series A, 7.875%, 12/15/25	3,000	3,005,700

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	2,810	2,860,833

Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (a)	10,000	11,175,000

Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (h)	1,845	1,746,145

Palm Beach County, Florida, HFA, M/F Housing Revenue Bonds (Indian Trace Apartment Project), AMT, Series A, 5.625%, 1/01/44 (b)	7,255	6,688,312

Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	970	972,105

		27,773,076

Georgia—4.7%

Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Bonds, Series J, 5%, 1/01/34 (b)	940	930,608

Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/37 (b)	5,000	4,954,150

Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38	1,000	908,200

		6,792,958

Illinois—9.9%

Bolingbrook, Illinois, GO, Refunding, Series B, 6.196%, 1/01/36 (c)(i)	23,065	4,328,839

Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (j)	1,150	1,056,022

Chicago, Illinois, GO, Refunding, Series A, 5.50%, 1/01/38 (e)	1,540	1,587,801

Illinois Health Facilities Authority, Revenue Refunding Bonds (Lake Forest Hospital), Series A, 5.75%, 7/01/29	6,000	6,094,260

Illinois State Finance Authority Revenue Bonds, Series A:
(Friendship Village of Schaumburg),
5.625%, 2/15/37	420	331,363
(Monarch Landing, Inc. Project), 7%, 12/01/37	720	694,771

Illinois State Finance Authority, Student Housing Revenue
Bonds (MJH Education Assistance IV LLC),
Sub-Series B, 5.375%, 6/01/35	425	125,520

		14,218,576

Indiana—1.3%

AIG SunAmerica, Inc., Bloomington, Indiana, M/F Housing Revenue Bonds (Canterbury House Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 1, 5.90%, 12/01/34	1,910	1,920,448

Kansas—3.4%

Wichita, Kansas, Airport Authority, Airport Facilities Revenue Bonds (Cessna Citation Service Center), AMT, Series A, 6.25%, 6/15/32	5,000	4,860,850

Kentucky—1.6%

Kentucky Economic Development Financing Authority, Louisville Arena Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-Series A-1, 6%, 12/01/38 (k)	500	509,180

See Notes to Financial Statements.

26	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky (concluded)

Louisville and Jefferson County, Kentucky, Metropolitan Government Health Facilities, Revenue Refunding Bonds (Jewish Hospital and Saint Mary’s HealthCare), 6.125%, 2/01/37	$1,750	$1,774,255

		2,283,435

Maryland—3.6%

Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), Series B, 6.25%, 7/01/30	2,903	2,697,526

Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series L, 4.95%, 9/01/38	1,645	1,412,052

Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	1,040	1,021,144

		5,130,722

Michigan—0.7%

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	1,065	971,940

Missouri—2.1%

Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds (Saint Luke’s Health System), Series A, 5.50%, 11/15/35 (b)	3,000	3,053,700

Nebraska—1.2%

Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75%, 2/01/44	1,760	1,670,469

Nevada—1.8%

Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	1,325	1,288,258

Las Vegas, Nevada, Special Improvement District Number 809 Revenue Bonds (Summerlin Area), 5.65%, 6/01/23	1,370	1,241,097

		2,529,355

New Jersey—11.9%

Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/ Conference Project), Series B, 6.25%, 1/01/37	915	767,109

New Jersey EDA, Cigarette Tax Revenue Bonds:
5.50%, 6/15/24	3,710	3,525,613
5.50%, 6/15/31 (l)	1,500	1,456,260

New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	7,500	7,574,175

New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	1,500	1,407,345

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	3,000	2,484,330

		17,214,832

New York—5.9%

Albany, New York, IDA, Civic Facility, Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	455	344,971

Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%, 2/15/47 (i)	1,000	964,120

Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5%, 7/01/30 (m)	1,760	1,770,261

Municipal Bonds	Par (000)	Value

New York (concluded)

New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	$3,165	$2,825,301

New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	2,610	2,632,524

		8,537,177

North Carolina—4.2%

Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	2,945	2,293,802

North Carolina State Educational Assistance Authority, Revenue Refunding Bonds (Guaranteed Student Loan), VRDN, AMT, Series A-1, 10%, 9/01/35 (d)(m)(s)	3,825	3,825,000

		6,118,802

Ohio—0.7%

Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,125	1,000,586

Oklahoma—2.0%

Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System), 5%, 2/15/42	1,355	1,247,969

Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	1,725	1,631,022

		2,878,991

Oregon—0.4%

AIG SunAmerica, Inc., Portland, Oregon, M/F Housing Revenue Bonds (Pacific Tower Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 6, 6.05%, 11/01/34	540	526,792

Pennsylvania—2.7%

Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%, 12/01/36	3,870	3,876,735

South Carolina—0.8%

South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series C 7%, 8/01/13 (a)	1,000	1,181,609

Tennessee—1.0%

Jackson, Tennessee, Hospital Revenue Refunding Bonds (Jackson-Madison County General Hospital Project), 5.625%, 4/01/38	1,500	1,465,065

Texas—20.5%

AIG SunAmerica, Inc., Texas, M/F Housing Revenue Bonds (Copperwood Ranch Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 9, 5.95%, 11/01/35	2,520	2,534,011

Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series C, 6.25%, 11/01/28 (e)	450	452,709

Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 6.121%, 11/15/41 (c)(e)	11,690	1,493,281

Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%, 5/15/13 (a)(e)	15	16,430

Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (e)	430	417,586

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	27

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)

San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds:
5.50%, 8/01/23	$1,775	$1,711,917
5.50%, 8/01/24	1,620	1,550,372

Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds (m):
6.09%, 8/15/35 (c)	60,000	11,627,400
First Tier, Series A, 5%, 8/15/42	2,115	2,045,543

Tyler, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Mother Frances Hospital Regional Health Care Center), 6%, 7/01/12 (a)	6,840	7,646,983

		29,496,232

Washington—0.8%

Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (i)	1,325	1,199,814

West Virginia—0.4%

West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A, 5%, 6/01/29 (e)	520	520,473

Wisconsin—0.9%

Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	1,350	1,376,487

Multi State—8.2%

Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)(n)	10,500	11,875,710

Puerto Rico—2.3%

Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	1,200	1,255,223

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N (k):
5.25%, 7/01/34	1,070	1,100,623
5.25%, 7/01/36	900	929,430

		3,285,276

Total Municipal Bonds—148.6%		214,202,428

Municipal Bonds Transferred to Tender Option Bond Trusts (o)

California—1.7%

Sacramento County, California, Airport System Revenue Bonds, AMT, Senior Series B, 5.25%, 7/01/39 (b)	2,504	2,358,472

Colorado—3.3%

Colorado Health Facilities Authority, Revenue Bonds (Catholic Health), Series C-7, 5%, 9/01/36 (b)	3,749	3,699,150

Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (b)	1,079	1,069,806

		4,768,956

Massachusetts—1.0%

Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	1,455	1,454,457

New York—0.7%

Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	1,005	1,051,964

Ohio—3.6%

Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives), Series C-1, 5%, 10/01/41 (b)	1,259	1,231,398

Municipal Bonds Transferred to Tender Option Bond Trusts (o)	Par (000)	Value

Ohio (concluded)

Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (i)(p)	$3,999	$3,884,920

		5,116,318

Washington—0.6%

King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (b)	900	904,458

Total Municipal Bonds Transferred to Tender Option Bond Trusts—10.9%		15,654,625

Total Long-Term Investments (Cost—$230,649,932)—159.5%		229,857,053

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 1.84% (q)(r)	1,900,427	1,900,427

Total Short-Term Securities (Cost—$1,900,427)—1.3%		1,900,427

Total Investments (Cost—$232,550,359*)—160.8%		231,757,480
Other Assets Less Liabilities—2.0%		2,893,526
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(6.9)%		(10,004,401)
Preferred Shares, at Redemption Value—(55.9)%		(80,530,507)

Net Assets Applicable to Common Shares—100.0%		$144,116,098

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$222,020,478

Gross unrealized appreciation	$7,413,001
Gross unrealized depreciation	(7,641,453)

Net unrealized depreciation	$(228,452)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	FSA Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e)	MBIA Insured.
(f)	All or a portion of the security has been pledged as collateral in connection with swaps.
(g)	ACA Insured.
(h)	XL Capital Insured.
(i)	FGIC Insured.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)	Assured Guaranty Insured.
(l)	Radian Insured.
(m)	AMBAC Insured.
(n)

Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(o)

Securities represent bonds transferred to a tender option trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(p)	BHAC Insured.
(q)	Represents the current yield as of report date.
(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	(5,699,573)	$132,736

(s)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.

•	Forward interest rate swaps outstanding as of August 31, 2008 were as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 3.6% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase
Expires October 2018	$ 30,000	$ (658,710)

See Notes to Financial Statements.

28	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona—4.3%

Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation), Series A, 5.625%, 7/01/38	$2,525	$2,232,252

Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	5,635	4,773,127
5%, 12/01/37	7,890	6,544,518

		13,549,897

California—9.9%

Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6%, 7/01/18	2,250	2,267,595

California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%, 6/01/55 (a)	9,710	193,715

California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25%, 11/15/46	3,000	2,909,850

California Mobile Home Park Finance Authority Revenue Bonds (Palomar Estates East and West), Series A, 5.25%, 3/15/34 (b)	3,500	3,040,135

California State, GO, Refunding:
5%, 6/01/32	5,000	4,944,800
5%, 6/01/34	2,700	2,654,856

California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%, 10/01/33 (c)	5,000	4,974,800

San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.625%, 8/01/27	4,620	4,685,234

University of California Revenue Bonds, Series B, 4.75%, 5/15/38	5,755	5,576,480

		31,247,465

Colorado—5.8%

Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives), Series A, 5.50%, 3/01/32 (d)	10,000	10,522,800

Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), 5.20%, 3/01/31 (e)	790	792,797

Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (e)	1,375	1,370,284

Northwest Parkway Public Highway Authority, Colorado, Senior Revenue Bonds, Series A, 5.25%, 6/15/11 (e)(f)	4,000	4,335,600

Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50%, 12/01/37	1,375	1,262,924

		18,284,405

District of Columbia—6.2%

District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds:
6.50%, 5/15/33	7,500	7,118,325
6.75%, 5/15/40	11,500	11,409,265

District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25%, 6/01/33 (b)	1,265	1,052,607

		19,580,197

Florida—15.3%

Leesburg, Florida, Hospital Revenue Bonds (Leesburg Regional Medical Center Project), 5.50%, 7/01/32	2,650	2,529,690

Municipal Bonds	Par (000)	Value

Florida (concluded)

Live Oak Community Development District Number 001, Florida, Special Assessment Bonds, Series A, 6.30%, 5/01/34	$3,125	$3,145,344

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	6,230	6,342,701

Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.25%, 10/01/38 (g)	2,855	2,686,612

Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (f)	6,850	7,654,875

Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (h)	3,990	3,776,216

Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50%, 5/15/13 (f)	14,000	15,614,900

Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	2,015	2,019,373

Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.90%, 10/01/34	4,465	4,490,093

		48,259,804

Georgia—3.3%

Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38	1,270	1,153,414

Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia College and State University Foundation), 5.625%, 9/01/14 (f)	5,000	5,715,550

Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds (Emory University Project), Series C, 5%, 9/01/38	3,575	3,611,465

		10,480,429

Illinois—10.3%

Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (i)	2,470	2,268,152

Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare), 5.50%, 1/01/22	8,000	7,836,640

Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%, 2/01/35 (j)	4,340	3,849,189

Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.546%, 6/15/30 (k)(l)	15,000	13,955,550

Illinois State Finance Authority, Revenue Bonds, Series A:
(Friendship Village of Schaumburg), 5.625%, 2/15/37	910	717,954
(Monarch Landing, Inc. Project), 7%, 12/01/37	1,585	1,529,462
(Northwestern Memorial Hospital), 5.50%, 8/15/14 (f)	1,880	2,115,113

Illinois State Finance Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35	900	265,806

		32,537,866

Indiana—5.2%

Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit Group), Series F, 5.375%, 11/15/25	5,000	5,447,050

Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks Project), Series A, 5.25%, 7/01/12 (f)(m)	10,000	10,954,200

		16,401,250

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	29

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky—0.2%

Kentucky Economic Development Financing Authority, Louisville Arena Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-Series A-1, 6%, 12/01/33 (g)	$445	$453,504

Maryland—0.3%

Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (Union Hospital of Cecil County), 5.625%, 7/01/32	1,000	1,003,330

Michigan—0.7%

Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	2,305	2,103,589

Missouri—2.0%

Highway 370/Missouri Bottom Road/Taussig Road Transportation Development District Revenue Bonds, 7.20%, 5/01/33	6,000	6,159,360

Nevada—0.9%

Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	2,855	2,775,831

New Jersey—12.1%

New Jersey EDA, Cigarette Tax Revenue Bonds:
5.50%, 6/15/31 (n)	9,000	8,737,560
5.75%, 6/15/34	4,000	3,712,720

New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement District Project), AMT, Series B, 6.50%, 4/01/31	10,000	9,873,400

New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	7,475	7,548,928

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	10,100	8,363,911

		38,236,519

New Mexico—1.9%

New Mexico Region III Housing Authority, M/F Housing Revenue Bonds (Villa Del Oso Apartments), Series A, 6%, 1/01/13 (f)	5,200	5,962,736

New York—6.3%

Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	985	746,807

New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	6,700	5,980,889

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	1,100	1,023,715

New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,225	1,235,572

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Columbia University), 5%, 7/01/38	5,000	5,108,850

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc.— LaGuardia Project), AMT, 9%, 12/01/10	5,725	5,722,996

		19,818,829

North Carolina—3.8%

Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	7,500	5,841,600

Municipal Bonds	Par (000)	Value

North Carolina (concluded)

North Carolina State Educational Assistance Authority, Revenue Refunding Bonds (Guaranteed Student Loan), VRDN, AMT, Series A-1, 10%, 9/01/35 (k)(o)(u)	$6,025	$6,025,000

		11,866,600

Ohio—1.3%

American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Prairie State Energy Campus Project), Series A, 5%, 2/15/38	2,985	2,895,420

Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,190	1,058,391

		3,953,811

Oklahoma—1.6%

Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System), 5%, 2/15/42	1,520	1,399,935

Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	3,925	3,711,166

		5,111,101

Pennsylvania—6.1%

Monroe County, Pennsylvania, Hospital Authority Revenue Bonds (Pocono Medical Center), 6%, 1/01/14 (f)	5,000	5,702,900

Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, AMT, Series A:
(Amtrak Project), 6.375%, 11/01/41	5,175	5,118,075
(Reliant Energy), 6.75%, 12/01/36	8,425	8,439,660

		19,260,635

South Carolina—5.9%

Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self Memorial Hospital):
5.50%, 10/01/26	3,280	3,292,267
5.50%, 10/01/31	3,250	3,217,565

South Carolina Jobs EDA, Hospital Facilities Revenue Bonds (Georgetown Memorial Hospital), 5.375%, 2/01/30 (n)	3,750	3,490,613

South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance):
Series A, 6.25%, 8/01/31	2,640	2,672,552
Series C, 6.875%, 8/01/13 (f)	5,000	5,880,900

		18,553,897

Tennessee—3.3%

Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.77%, 1/01/21 (a)(e)	20,405	10,430,425

Texas—23.2%

Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT, Series A, 8.25%, 10/01/30	2,400	2,405,952

Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series B, 6%, 11/01/23 (c)(m)	2,000	2,009,440

Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 6.10%, 8/01/24	20,000	18,649,800

Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3, 5.96%, 11/15/36 (a)(m)	25,375	4,256,149

Lower Colorado River Authority, Texas, Revenue Refunding Bonds (m):
5%, 5/15/13 (f)	30	32,860
5%, 5/15/31	1,270	1,269,898
Series A, 5%, 5/15/13 (f)	5	5,477

See Notes to Financial Statements.

30	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)

Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (m)	$930	$903,151

North Texas Tollway Authority, System Revenue Refunding Bonds, Second Tier, Series F, 6.125%, 1/01/31	6,790	6,875,281

San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/24	3,600	3,445,272

Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds (k):
6.09%, 8/15/36 (a)	73,370	13,342,335
6.10%, 8/15/37 (a)	65,000	11,090,300
6.10%, 8/15/38 (a)	27,600	4,417,380
First Tier, Series A, 5%, 8/15/42	4,575	4,424,757

		73,128,052

Virginia—2.8%

Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (k)	9,000	8,867,250

Washington—1.4%

Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (j)	4,820	4,364,606

West Virginia—0.4%

West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A, 5%, 6/01/29 (m)	1,115	1,116,015

Wisconsin—3.0%

Wisconsin State Health and Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	3,930	4,007,107

Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.), 5.75%, 2/15/12 (c)(f)	5,000	5,552,350

		9,559,457

Wyoming—0.5%

Wyoming Municipal Power Agency, Power Supply Revenue Bonds, Series A:
5.50%, 1/01/33	800	801,672
5.50%, 1/01/38	750	746,693

		1,548,365

Multi State—4.2%

Charter Mac Equity Issuer Trust (i)(p):
5.75%, 4/30/15	1,000	1,055,800
6%, 4/30/15	5,000	5,327,950
6%, 4/30/19	3,500	3,702,440
6.30%, 4/30/19	3,000	3,226,170

		13,312,360

Puerto Rico—1.5%

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/36 (g)	4,370	4,512,899

Total Municipal Bonds—143.7%		452,440,484

Municipal Bonds Transferred to Tender Option Bond Trusts (q)	Par (000)	Value

Alabama—0.8%

Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	$2,519	$2,415,748

California—1.1%

Sacramento County, California, Airport System Revenue Bonds, AMT, Senior Series B, 5.25%, 7/01/39 (e)	3,479	3,276,441

Colorado—3.5%

Colorado Health Facilities Authority, Revenue Bonds (Catholic Health) (e):
5%, 9/01/36	2,714	2,678,185
5.10%, 10/01/41	4,229	4,202,484

Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care) (e):
Series B, 5.25%, 3/01/36	1,574	1,560,133
Series C, 5.25%, 3/01/40	2,744	2,704,891

		11,145,693

Connecticut—3.3%

Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University):
Series T-1, 4.70%, 7/01/29	5,174	5,223,955
Series X-3, 4.85%, 7/01/37	5,129	5,169,236

		10,393,191

Illinois—1.3%

Chicago, Illinois, O’Hare International Airport Revenue Refunding Bonds, Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (e)	4,289	4,112,937

Massachusetts—1.0%

Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	3,149	3,148,824

New York—0.9%

New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Bonds (New York City Water Project), Series B, 5%, 6/15/31	2,850	2,880,181

Ohio—2.8%

Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (j)(r)	9,139	8,877,042

Virginia—3.1%

University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	5,895	6,031,705

Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (l)	3,750	3,755,363

		9,787,068

Washington—1.6%

Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (e)	3,040	3,093,504

King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (e)	1,964	1,974,733

		5,068,237

Total Municipal Bonds Transferred to Tender Option Bond Trusts—19.4%		61,105,362

Total Long-Term Investments (Cost—$518,567,489)—163.1%		513,545,846

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	31

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund, 1.84% (s)(t)	2,701,021	$2,701,021

Total Short-Term Securities (Cost—$2,701,021)—0.8%		2,701,021

Total Investments (Cost—$521,268,510*)—163.9%		516,246,867
Other Assets Less Liabilities—1.4%		4,319,714
Liability for Trust Certificates, Including Interest
Expense and Fees Payable—(12.6)%		(39,559,604)
Preferred Shares, at Redemption Value—(52.7)%		(166,118,018)

Net Assets Applicable to Common Shares—100.0%		$314,888,959

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$481,299,167

Gross unrealized appreciation	$13,120,271
Gross unrealized depreciation	(17,571,095)

Net unrealized depreciation	$(4,450,824)

(a)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(b)	ACA Insured.
(c)	All or a portion of the security has been pledged as collateral in connection with swaps.
(d)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(e)	FSA Insured.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Assured Guaranty Insured.
(h)	XL Capital Insured.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)	FGIC Insured.
(k)	AMBAC Insured.
(l)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(m)	MBIA Insured.
(n)	Radian Insured.
(o)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(p)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(q)

Securities represent bonds transferred to a tender option trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(r)	BHAC Insured.
(s)	Represents the current yield as of report date.
(t)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income

	Merrill Lynch Institutional Tax-Exempt Fund	(498,979)	$329,501

(u)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.

•	Forward interest rate swaps outstanding as of August 31, 2008 were as follows:

		Notional Amount (000)	Unrealized Depreciation

	Pay a fixed rate of 3.639% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate
	Broker, JPMorgan Chase
	Expires September 2018	$26,565	$(725,862)
	Pay a fixed rate of 3.919% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate
	Broker, Citibank NA
	Expires September 2028	$25,670	(929,228)

	Total		$(1,655,090)

See Notes to Financial Statements.

32	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock California Insured Municipal Income Trust (BCK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California—135.8%
Benicia, California, Unified School District, GO, Series B, 5.45%, 8/01/23 (a)(b)	$6,500	$2,999,620

California Educational Facilities Authority Revenue Bonds (Scripps College), 5%, 8/01/31 (a)	2,385	2,571,341

California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.25%, 5/01/12 (c)	6,500	7,199,530

California State Public Works Board, Lease Revenue Bonds (Department of General Services—Capitol East End Complex), Series A, 5%, 12/01/27 (d)	5,000	5,011,000

California State University, Systemwide Revenue Refunding Bonds, Series A, 5%, 11/01/30 (d)	4,000	4,020,000

California Statewide Communities Development Authority Revenue Bonds:
(Adventist), Series B, 5%, 3/01/37 (e)	1,000	985,060
(Sutter Health), Series D, 5.05%, 8/15/38 (f)	5,000	4,969,300

Ceres, California, Unified School District, GO (Election of 2001), Series B (b)(g):
5.907%, 8/01/30	3,055	863,801
5.915%, 8/01/31	3,180	847,438
5.919%, 8/01/32	3,300	827,573
5.924%, 8/01/33	3,440	812,150
5.894%, 8/01/34	3,575	803,410
5.896%, 8/01/35	3,275	693,481

Glendale, California, Community College District, GO (Election of 2002), Series D, 5%, 11/01/31 (a)	2,500	2,496,424

Hemet, California, Unified School District, GO, Series B, 5.125%, 8/01/37 (e)	2,140	2,170,666

Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6%, 8/01/12 (c)	2,600	2,979,600

Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Series A (g):
5%, 7/01/43	3,550	3,478,574
5.125%, 7/01/41	5,000	5,005,550

Los Angeles, California, Wastewater System Revenue Refunding Bonds:
Series A, 5%, 6/01/32 (g)	6,025	6,042,954
Sub-Series A, 5%, 6/01/27 (a)	5,000	5,029,050

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 7.50%, 7/01/20 (a)(h)(m)	2,000	2,000,000

Morongo, California, Unified School District, GO (Election of 2005), Series A, 5.25%, 8/01/38 (e)	2,775	2,832,554

Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue Bonds, Series A, 5.125%, 9/01/26 (e)	1,000	1,004,230

Napa, California, Water Revenue Bonds, 5%, 5/01/35 (d)	3,000	2,969,250

Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125%, 8/01/37 (a)	1,850	1,873,051

Riverside, California, Unified School District, GO (Election of 2001), Series A, 5%, 2/01/27 (g)	5,000	4,993,850

Sacramento, California, Area Flood Control Agency, Special Assessment Refunding Bonds (Consolidated Capital Assessment District), Series A, 5%, 10/01/32 (g)	2,125	2,110,189

San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.45%, 1/15/31 (a)(b)	20,000	5,167,600

Municipal Bonds	Par (000)	Value
California (concluded)
San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic Center Project), Series B, 5%, 6/01/37 (d)	$6,000	$5,963,280

Santa Rosa, California, Wastewater Revenue Refunding Bonds, Series B, 5.46%, 9/01/27 (b)(d)	11,125	4,048,500

Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (f)	3,000	3,040,830

Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series A, 5%, 9/01/38 (f)	3,000	2,990,730

West Contra Costa, California, Unified School District, GO (Election of 2005), Series B, 5.625%, 8/01/35 (i)	2,000	2,112,780

Total Municipal Bonds—135.8%		100,913,366

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
California—17.3%
Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (f)	1,200	1,201,056

Desert, California, Community College District, GO, Series C, 5%, 8/01/37 (f)	1,994	2,008,580

San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A:
5%, 5/01/32 (a)	5,298	5,326,288
5%, 5/01/33 (f)	4,245	4,299,973

Total Municipal Bonds Transferred to Tender Option Bond Trusts—17.3%		12,835,897

Total Long-Term Investments (Cost—$113,204,392)—153.1%		113,749,263

Short-Term Securities	Shares

CMA California Municipal Money Fund, 1.35% (k)(l)	6,272,867	6,272,867

Total Short-Term Securities (Cost—$6,272,867)—8.4%		6,272,867

Total Investments (Cost—$119,477,259*)—161.5%		120,022,130
Other Assets Less Liabilities—1.1%		828,771
Liability for Trust Certificates, Including Interest
Expense and Fees Payable—(12.1)%		(8,976,241)
Preferred Shares, at Redemption Value—(50.5)%		(37,571,859)

Net Assets Applicable to Common Shares—100.0%		$74,302,801

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	33

Schedule of Investments (concluded)	BlackRock California Insured Municipal Income Trust (BCK)

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$110,624,863

Gross unrealized appreciation	$1,710,817
Gross unrealized depreciation	(1,246,071)

Net unrealized appreciation	$464,746

(a)	MBIA Insured.
(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)	Assured Guaranty Insured.
(f)	FSA Insured.
(g)	FGIC Insured.
(h)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(i)	BHAC Insured.
(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(k)	Represents the current yield as of report date.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	4,829,409	$130,153

(m)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.

See Notes to Financial Statements.

34	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock California Municipal Bond Trust (BZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—141.6%

AIG SunAmerica, Inc., M/F Housing Revenue Bonds (San Lucas Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 5, 5.95%, 11/01/34	$2,135	$2,055,962

AIG SunAmerica, Inc., Santa Maria, California, M/F Housing Revenue Bonds (Westgate Courtyards Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 3, 5.80%, 11/01/34	2,300	2,299,770

California Educational Facilities Authority Revenue Bonds (University of San Diego), Series A, 5.25%, 10/01/30	4,000	4,045,200

California Health Facilities Financing Authority Revenue Bonds (Valleycare Medical Center), Series A, 5.375%, 5/01/12 (a)	3,270	3,595,365

California Infrastructure and Economic Development Bank Revenue Bonds (J. David Gladstone Institute Project), 5.25%, 10/01/34	3,750	3,751,162

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project), AMT:
Series A-2, 5.40%, 4/01/25	530	466,421
Series C, 5.125%, 11/01/23	1,000	860,290

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Refunding Bonds (Republic Services Inc. Project), AMT, Series C, 5.25%, 6/01/23	500	463,220

California Statewide Communities Development Authority Revenue Bonds:
(Catholic Healthcare West), Series E, 5.50%, 7/01/31	1,250	1,231,525
(Daughters of Charity National Health System),
Series A, 5.25%, 7/01/30	1,500	1,375,875
(Kaiser Permanente), Series A, 5.50%, 11/01/32	5,000	5,031,400
(Sutter Health), Series B, 5.625%, 8/15/42	3,250	3,280,290

Chino Basin, California, Desalter Authority, Revenue Refunding Bonds, Series A, 5%, 6/01/35 (b)	2,000	1,988,160

Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (c)	1,000	978,900

Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%, 12/01/27	1,175	1,093,784

Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/33	1,545	1,534,031

Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.75%, 1/15/40	3,845	3,714,808

Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds (a):
Series A-1, 6.625%, 6/01/13	2,000	2,300,780
Series B, 5.50%, 6/01/13	2,500	2,752,825
Series B, 5.625%, 6/01/13	1,300	1,438,580

Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6%, 8/01/12 (a)	1,745	1,999,770

Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project):
5.90%, 6/01/27	655	641,127
6%, 6/01/35	1,180	1,175,197

Live Oak Unified School District, California, GO (Election of 2004), Series B (d)(e):
5.57%, 8/01/18 (a)	905	269,998
5.58%, 8/01/18 (a)	945	266,443
5.53%, 8/01/29	705	228,413
5.38%, 8/01/30	795	238,913
5.55%, 8/01/31	830	232,466
5.56%, 8/01/32	865	227,010

Municipal Bonds	Par (000)	Value

California (concluded)

Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series B, 7.50%, 12/01/24	$1,000	$884,580

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 7.50%, 7/01/20 (f)(g)(n)	1,000	1,000,000

Modesto, California, Irrigation District, COP, Series B, 5.50%, 7/01/35	750	763,050

Orange County, California, Community Facilities District, Special Tax Bonds (Number 01-1 Ladera Ranch), Series A, 6%, 8/15/10 (a)	2,400	2,608,032

Palm Springs, California, Mobile Home Park Revenue Bonds (Sahara Mobile Home Park), Series A, 5.75%, 5/15/37	3,000	2,858,220

Pasadena, California, COP, Refunding, Series C, 5%, 2/01/33	1,200	1,200,840

San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.25%, 8/01/33	2,500	2,496,700

Santa Ana, California, Unified School District, COP (Financing Program), 5.75%, 4/01/29 (e)(h)	15,000	5,155,500

Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (h)	2,000	2,027,220

Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical Center), Series A, 5.50%, 6/01/31	1,500	1,501,171

Val Verde, California, Unified School District, GO (Election of 2008), Series A, 5.50%, 8/01/33	1,615	1,638,353

		71,671,351

Multi State—7.8%

Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (i)(j)	3,500	3,958,570

Total Municipal Bonds—149.4%		75,629,921

Municipal Bonds Transferred to Tender Option Bond Trusts (k)

Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	2,999	3,048,827

Total Municipal Bonds Transferred to Tender Option Bond Trusts—6.0%		3,048,827

Total Long Term Investments (Cost—$76,086,412)—155.3%		78,678,748

Short-Term Securities	Shares

CMA California Municipal Money Fund, 1.35% (l)(m)	2,134,105	2,134,105

Total Short-Term Securities (Cost—$2,134,105)—4.2%		2,134,105

Total Investments (Cost—$78,220,517*)—159.6%		80,812,853
Liabilities In Excess of Other Assets—(0.3)%		(163,541)
Liability for Trust Certificates, Including Interest Expense and Fees Payable (4.0)%		(2,008,328)
Preferred Shares, at Redemption Value—(55.3)%		(27,991,285)

Net Assets Applicable to Common Shares—100.0%		$50,649,699

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	35

Schedule of Investments (concluded)	BlackRock California Municipal Bond Trust (BZA)

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$76,049,448

Gross unrealized appreciation	$3,798,876
Gross unrealized depreciation	(1,034,318)

Net unrealized appreciation	$2,764,558

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Assured Guaranty Insured.
(c)	AMBAC Insured.
(d)	XL Capital Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)	MBIA Insured.
(g)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h)	FSA Insured.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(k)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option trusts.

(l)	Represents the current yield as of report date.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	1,798,571	$100,676

(n)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.

See Notes to Financial Statements.

36	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock California Municipal Income Trust II (BCL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California—143.0%
Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (a)	$3,500	$3,503,080

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series P, 7%, 2/01/27 (b)(c)(n)	10,000	10,000,000

California Infrastructure and Economic Development Bank Revenue Bonds (Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	1,735	1,744,404

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project), AMT:
Series A-2, 5.40%, 4/01/25	1,180	1,038,447
Series C, 5.125%, 11/01/23	3,000	2,580,870

California State, Various Purpose, GO, 5.50%, 11/01/33	8,000	8,150,560

California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%, 10/01/33	7,000	6,964,720

California Statewide Communities Development Authority, Revenue Bonds:
(Catholic Healthcare West), Series E, 5.50%, 7/01/31	1,250	1,231,525
(Kaiser Permanente), Series A, 5.50%, 11/01/32	5,000	5,031,400
(Sutter Health), Series B, 5.50%, 8/15/34	8,000	8,044,960

Chabot-Las Positas, California, Community College District, GO (Election of 2004), Series B, 5%, 8/01/31 (d)	2,000	2,014,220

Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%, 12/01/27	2,690	2,504,067

Corona-Norco Unified School District, California, Community Facilities District Number 98-1, Special Tax Bonds, 5.10%, 9/01/32 (d)	6,000	6,015,900

Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/33	5,100	5,063,790

Foothill/Eastern Corridor Agency, California, Toll Road Revenue Bonds, Senior Lien, Series A (e)(f):
5.40%, 1/01/26	15,470	6,694,178
5.42%, 1/01/30	4,890	1,680,008

Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.12%, 1/15/30 (e)	6,550	1,620,994

Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds (g):
Series A-1, 6.625%, 6/01/13	2,900	3,336,131
Series A-1, 6.75%, 6/01/13	9,000	10,402,830
Series B, 5.50%, 6/01/13	4,000	4,404,520

La Quinta, California, Redevelopment Agency, Tax Allocation Bonds (Redevelopment Project Area Number 1), 5.125%, 9/01/32 (d)	5,000	5,001,250

Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding Bonds, Series A, 5.125%, 7/01/41 (h)	5,500	5,506,105

Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series C, 7.50%, 12/01/24	1,785	1,578,975

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 7.50%, 7/01/20 (b)(c)(n)	2,500	2,500,000

Modesto, California, Irrigation District, COP, Series B, 5.50%, 7/01/35	1,650	1,678,710

Pasadena, California, COP, Refunding, Series C, 5%, 2/01/33	2,800	2,801,960

Municipal Bonds	Par (000)	Value

California (concluded)
Poway, California, Unified School District, Special Tax Bonds (Community Facilities District Number 6):
5.50%, 9/01/25	$1,500	$1,485,300
5.60%, 9/01/33	1,700	1,675,248

Rohnert Park, California, Financing Authority, Mobile Home Park Revenue Bonds (Rancho Felix Mobile Home Park), Series A, 5.625%, 9/15/28	2,470	2,396,320

Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds (Sacramento Regional County Sanitation District), 5%, 12/01/36 (h)	2,400	2,381,856

San Bernardino County, California, Special Tax Bonds (Community Facilities District Number 2002-1), 5.90%, 9/01/33	4,000	3,969,000

San Diego, California, Unified School District, GO (Election of 1998), Series D, 5.25%, 7/01/23 (h)	2,000	2,175,980

San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.25%, 8/01/33	5,000	4,993,400

San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.46%, 1/15/34 (c)(e)	30,000	6,386,100

Santa Ana, California, Unified School District (Election of 2008), GO, Series A:
5.50%, 8/01/30	5,830	6,014,170
5.125%, 8/01/33	2,000	1,981,860

Santa Rosa, California, Wastewater Revenue Refunding Bonds, Series B, 5.35%, 9/01/25 (d)(e)	2,685	1,101,280

South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds (South Tahoe Redevelopment Project Area Number 1), Series A, 5.45%, 10/01/33	2,200	2,093,168

Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (a)	2,000	2,027,220

University of California, General Revenue Bonds, Series A, 5%, 5/15/33 (d)	2,000	1,988,620

University of California, Revenue Bonds, Series D, 5%, 5/15/32 (h)	2,500	2,492,925

Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	1,170	1,173,229

Val Verde, California, Unified School District, GO (Election of 2008), Series A, 5.50%, 8/01/33	5,000	5,072,300

		160,501,580
Multi-State—3.8%
Charter Mac Equity Issuer Trust (i)(j):
5.75%, 4/30/15	500	527,900
6%, 4/30/15	1,500	1,598,385
6%, 4/30/19	1,000	1,057,840
6.30%, 4/30/19	1,000	1,075,390

		4,259,515
Total Municipal Bonds—146.8%		164,761,095

Municipal Bonds Transferred to Tender Option Bond Trusts (k)

California State Department of Water Resources Revenue Bonds (Central Valley Project), Series AE, 5%, 12/01/29	7,000	7,245,490

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	37

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust II (BCL)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (k)	Par (000)	Value

California State University, Systemwide Revenue Bonds, Series A, 5%, 11/01/39 (a)	$2,399	$2,412,184

Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	8,005	8,138,738

Total Municipal Bonds Transferred to Tender Option Bond Trusts—15.8%		17,796,412

Total Long-Term Investments (Cost—$179,998,709)—162.6%		182,557,507

Short-Term Securities	Shares

CMA California Municipal Money Fund, 1.35% (l)(m)	244	244

Total Short-Term Securities (Cost—$244)—0.0%		244

Total Investments (Cost—$179,998,953*)—162.6%		182,557,751
Other Assets Less Liabilities—1.5%		1,717,483
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(10.9)%		(12,239,854)
Preferred Shares, at Redemption Value—(53.2)%		(59,772,632)

Net Assets Applicable to Common Shares—100.0%		$112,262,748

*	The cost and unrealized appreciation (depreciation of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$167,756,074

Gross unrealized appreciation	$4,937,428
Gross unrealized depreciation	(2,320,050)

Net unrealized appreciation	$2,617,378

(a)	FSA Insured.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	MBIA Insured.
(d)	AMBAC Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	FGIC Insured.
(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(k)

Securities represents bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(l)	Represents the current yield as of report date.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	7	$1,952

•	Forward interest rate swaps outstanding as of August 31, 2008 were as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 3.835% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate Broker, JP Morgan Chase & Co. Expires November 2028	$3,500	$(80,661)
Pay a fixed rate of 4.043% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate Broker, Citibank N.A. Expires September 2038	$5,900	$(294,882)

Total		$(375,543)

(n)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.

See Notes to Financial Statements.

38	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland—114.2%

Annapolis, Maryland, Special Obligation Revenue Bonds (Park Place Project), Series A, 5.35%, 7/01/34	$500	$420,775

Anne Arundel County, Maryland, EDR (Community College Project), 5.25%, 9/01/28	2,870	2,898,958

Baltimore County, Maryland, Metropolitan District, GO:
67th Issue, 5%, 6/01/22	2,000	2,080,440
68th Issue, 5%, 8/01/28	2,000	2,023,340

Baltimore County, Maryland, Revenue Refunding Bonds (Oak Crest Village, Inc.), Series A, 5%, 1/01/37	1,000	898,220

Baltimore, Maryland, Special Obligation Tax Bonds (Harborview Lot Number 2), 6.50%, 7/01/31	1,000	978,950

Baltimore, Maryland, Wastewater Project Revenue Refunding Bonds, Series A (a):
5.20%, 7/01/32	3,500	3,514,245
5.125%, 7/01/42	2,000	2,001,160

Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), 6.625%, 7/01/25	1,000	1,003,330

Howard County, Maryland, Retirement Community Revenue Refunding Bonds (Columbia Vantage House Corporation), Series A, 5.25%, 4/01/33	500	403,455

Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, AMT, Series H, 5.10%, 9/01/37	250	221,117

Maryland State Health and Higher Educational Facilities Authority Revenue Bonds:
(Baltimore Board of Child Care), 5.375%, 7/01/32	2,000	2,013,280
(Carroll County General Hospital), 6%, 7/01/37	1,990	2,000,627
(Loyola College), 5%, 10/01/39	2,000	1,947,600
(Union Hospital of Cecil County), 5.625%, 7/01/32	2,000	2,006,660
(University of Maryland Medical System), 5.25%, 7/01/11 (b)	2,000	2,144,060

Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (Peninsula Regional Medical Center), 5%, 7/01/36	1,000	942,660

Maryland State Industrial Development Financing Authority, EDR (Our Lady of Good Counsel School), Series A, 6%, 5/01/35	1,000	973,970

Maryland State Transportation Authority, Parking Revenue Bonds (Baltimore/Washington International Airport), AMT, Series B, 5.125%, 3/01/24 (c)	2,000	1,920,400

Montgomery County, Maryland, Lease Revenue Bonds (Metrorail Garage Projects):
5%, 6/01/23	500	517,775
5%, 6/01/24	1,435	1,483,087

Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project), 5.20%, 7/01/34	1,500	1,275,510

		33,669,619

Multi-State—7.7%

Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (d)(e)	2,000	2,262,040

Municipal Bonds	Par (000)	Value

Puerto Rico—20.4%

Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.50%, 5/15/39	$1,500	$1,360,440

Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/36 (f)	2,595	2,679,857

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (b)	1,500	1,623,720

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.375%, 7/01/33	350	350,392

		6,014,409

Total Municipal Bonds—142.3%		41,946,068

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

Maryland—10.3%

Maryland State Transportation Authority, Transportation Facilities Projects Revenue Bonds, 5%, 7/01/41 (f)	2,999	3,044,910

Total Municipal Bonds Transferred to Tender Option Bond Trusts—10.3%		3,044,910

Total Long-Term Investments (Cost—$44,657,135)—152.6%		44,990,978

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 1.84% (h)(i)	2,103,426	2,103,426

Total Short-Term Securities (Cost—$2,103,426)—7.1%		2,103,426

Total Investments (Cost—$46,760,561*)—159.7%		47,094,404
Other Assets Less Liabilities—1.4%		403,413
Liability for Trust Certificates, Including Interest
Expense and Fees Payable—(6.8)%		(2,004,813)
Preferred Shares, at Redemption Value—(54.3)%		(16,004,915)

Net Assets Applicable to Common Shares—100.0%		$29,488,089

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$44,685,505

Gross unrealized appreciation	$1,207,175
Gross unrealized depreciation	(796,776)

Net unrealized appreciation	$410,399

(a)	FGIC Insured.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	AMBAC Insured.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	FSA Insured.
(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender options bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	39

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	1,903,426	$32,802

(i)	Represents the current yield as of report date.

See Notes to Financial Statements.

40	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey—126.3%

Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series B, 5.24%, 11/01/27 (a)(b)	$4,000	$1,563,520

Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	560	469,487

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (c)	2,000	1,952,540

New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	2,250	2,272,252

New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A:
5.75%, 1/01/25	150	138,409
5.875%, 1/01/37	265	233,892

New Jersey EDA, First Mortgage Revenue Refunding Bonds Series A:
(Fellowship Village), 5.50%, 1/01/25	2,000	1,914,640
(The Winchester Gardens at Ward Homestead Project), 5.80%, 11/01/31	2,500	2,345,575

New Jersey EDA, Mortgage Revenue Refunding Bonds (Victoria Health Corporation Project), Series A, 5.20%, 12/20/36 (d)	1,680	1,693,339

New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	470	405,737

New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125%, 6/15/37	250	217,405

New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5%, 9/01/37 (e)	500	505,420

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15 (f)	1,000	955,120

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%, 11/15/30	2,335	1,889,108

New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds (Catholic Health East), Series A, 5.375%, 11/15/12 (g)	2,000	2,215,140

New Jersey Health Care Facilities Financing Authority Revenue Bonds:
(Kennedy Health System), 5.625%, 7/01/31	2,000	2,009,180
(Meridian Health), Series I, 5%, 7/01/38 (h)	250	245,795
(South Jersey Hospital System), 6%, 7/01/12 (g)	2,500	2,790,125

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
(Atlantic City Medical Center), 5.75%, 7/01/12 (g)	890	985,239
(Atlantic City Medical Center), 5.75%, 7/01/25	1,110	1,136,718
(Hackensack University Medical Center), 5.25%, 1/01/36 (h)	500	505,850
(Saint Barnabas Health Care System), Series B, 5.92%, 7/01/30 (b)	500	105,875
(Saint Barnabas Health Care System), Series B, 5.72%, 7/01/36 (b)	3,600	482,616
(Saint Barnabas Health Care System), Series B, 5.79%, 7/01/37 (b)	3,600	445,284
(South Jersey Hospital System), 5%, 7/01/46	500	458,790

New Jersey State Educational Facilities Authority Revenue Bonds:
(Fairleigh Dickinson University), Series D, 6%, 7/01/25	1,000	1,013,700
(Georgian Court College Project), Series C, 6.50%, 7/01/13 (g)	630	735,084

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
(Fairleigh Dickinson University), Series C, 6%, 7/01/20	$1,000	$1,033,660
(Fairleigh Dickinson University), Series C, 5.50%, 7/01/23	500	497,455
(Georgian Court University), Series D, 5%, 7/01/33	150	138,750
(Rowan University), Series B, 5%, 7/01/24 (h)	500	523,720

New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	250	204,640

New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series C, 4.666%, 12/15/32 (a)(b)	1,250	344,663

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5.25%, 5/15/37 (i)	2,250	2,213,753

Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds:
125th Series, 5%, 4/15/32 (a)	1,500	1,525,500
153rd Series, 5%, 7/15/35	325	330,304
AMT, 152nd Series, 5.25%, 11/01/35	630	631,373

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc.—LaGuardia Project), AMT, 9.125%, 12/01/15	125	125,444

Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS, Series A, 4.36%, 9/01/33 (b)(j)	650	167,785

Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building Project), 5.25%, 8/15/38 (a)	100	103,686

Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds, 6.125%, 6/01/12 (g)	1,100	1,237,412

Vineland, New Jersey, Electric Utility, GO, Refunding, AMT (j): 5.30%, 5/15/29	1,000	961,980
5.375%, 5/15/32	1,500	1,439,715

		41,165,680

Multi-State—7.0%

Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (k)(l)	2,000	2,262,040

Puerto Rico—20.0%

Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (h)	1,000	1,066,140

Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (g)	2,000	2,164,960

Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A (b)(e):
4.34%, 7/01/37	1,750	334,775
4.51%, 7/01/43	1,000	132,920

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25%, 7/01/12 (g)	1,750	1,940,278

Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	265	260,996

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25%, 7/01/27	615	611,316

		6,511,385

Total Municipal Bonds—153.3%		49,939,105

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	41

Schedule of Investments August 31, 2008	BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (l)	Par (000)	Value

New Jersey—4.9%

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (College of New Jersey), Series D, 5%, 7/01/35 (a)	$1,020	$1,038,992

Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	525	549,533

Total Municipal Bonds Transferred to Tender Option Bond Trusts—4.9%		1,588,525

Total Long-Term Investments (Cost -$51,626,228)—158.2%		51,527,630

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund, 1.50% (n)(o)	828,207	828,207

Total Short-Term Securities (Cost—$828,207)—2.5%		828,207

Total Investments (Cost—$52,454,435*)—160.7%		52,355,837

Other Assets Less Liabilities—1.5%		471,584

Liability for Trust Certificates, Including Interest Expense and Fees Payable—(3.2)%		(1,033,992)
Preferred Shares, at Redemption Value—(59.0)%		(19,209,618)

Net Assets Applicable to Common Shares—100.0%		$32,583,811

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,295,159

Gross unrealized appreciation	$2,111,851
Gross unrealized depreciation	(2,081,173)

Net unrealized appreciation	$30,678

(a)	FSA Insured.
(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)	Radian Insured.
(d)	GNMA Collateralized.
(e)	AMBAC Insured.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Assured Guaranty Insured.
(i)	FGIC Insured.
(j)	MBIA Insured.
(k)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity and is subject to mandatory redemption at maturity.

(m)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(n)	Represents the current yield as of report date.
(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	320,834	$21,492

See Notes to Financial Statements.

42	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock New York Insured Municipal Income Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—120.6%

Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer College Foundation Inc.), 6.25%, 8/01/34	$1,000	$994,850

Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%, 2/15/47 (a)	3,000	2,892,360

Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series F, 4.25%, 5/01/33 (b)	1,415	1,239,950

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds (a):
Series A, 5.25%, 11/15/31	4,250	4,278,347
Series E, 5.25%, 11/15/31	2,660	2,682,743

Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5%, 7/01/30 (c)	10,000	10,058,300

New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 5%, 1/01/46 (c)	3,725	3,578,868
(Yankee Stadium Project), 4.75%, 3/01/46 (b)	1,000	925,920
(Yankee Stadium Project), 5%, 3/01/46 (a)	650	621,328

New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System, Revenue Refunding Bonds (d):
Series A, 4.75%, 6/15/37	1,385	1,355,112
Series DD, 4.75%, 6/15/36	2,035	1,991,817

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 4.25%, 6/15/39 (d)	1,500	1,347,930

New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds, Series B (c):
5%, 11/01/11 (e)	235	256,451
5%, 5/01/30	5,765	5,820,748

New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3, 2.50%, 8/01/19 (d)(f)(n)	350	350,000

New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.375%, 6/01/23 (g)	2,500	2,313,600

New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%, 10/15/32 (c)	6,000	6,094,560

New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds (American Museum of Natural History), Series A, 5%, 7/01/44 (b)	4,100	4,110,004

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (c)	7,175	6,983,714

New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran Medical Center), 5%, 8/01/31 (b)(h)	7,000	6,924,400

New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York and Presbyterian Hospital), 5%, 8/01/32 (c)(h)	5,000	4,924,350

New York State Dormitory Authority, Lease Revenue Bonds (State University Dormitory Facilities), 5%, 7/01/37 (c)	500	504,950

New York State Dormitory Authority, Mortgage Hospital Revenue Bonds (Saint Barnabas Hospital), Series A, 5%, 2/01/31 (c)(h)	6,000	5,935,920

New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-5, 5%, 1/15/32	700	697,095

Municipal Bonds	Par (000)	Value

New York (concluded)

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Fordham University), Series B, 5%, 7/01/38 (i)	$250	$252,305

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds:
(Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (b)	2,500	2,459,900
(School District Financing Program), Series A, 5%, 10/01/35 (d)	1,000	1,015,800

New York State Dormitory Authority Revenue Bonds:
(Brooklyn Law School), Series B, 5.125%, 7/01/30 (j)	4,000	4,007,360
(Fashion Institute of Technology Student Housing Corporation), 5.125%, 7/01/14 (a)(e)	2,500	2,774,025
(New York University), Series 2, 5%, 7/01/41 (c)	7,000	7,016,030
(SS Joachim and Anne Residence), 5.25%, 7/01/27	3,000	3,020,490
(School Districts Financing Program), Series D, 5%, 10/01/30 (b)	3,500	3,510,115

New York State Dormitory Authority, Revenue Refunding Bonds, Series A:
(School District Financing Program), 5%, 4/01/31 (b)	2,000	2,005,040
(Winthrop S. Nassau University), 5.25%, 7/01/31 (c)	2,000	2,015,740

New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities),
Series A, 5%, 2/15/33 (d)	1,100	1,105,984

New York State, GO, Series A, 4.125%, 3/01/37 (a)	120	103,811

TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (e)	2,500	2,792,150

		108,962,067

Puerto Rico—16.1%

Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (i)	1,925	1,891,736

Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC (d):
5.50%, 7/01/31	1,000	1,066,140
5.25%, 7/01/34	1,000	1,028,620
5.25%, 7/01/36	1,000	1,032,700

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series SS, 5%, 7/01/25 (b)	1,000	982,070

Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	1,000	984,890

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (University Plaza Project), Series A, 5%, 7/01/33 (b)	1,000	968,150

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities, Revenue Refunding Bonds (Polytechnic University), Series A, 5%, 8/01/32 (g)	4,000	3,436,360

Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/30 (d)	1,000	1,001,700

Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5.25%, 8/01/20 (d)	2,000	2,093,860

		14,486,226

Total Municipal Bonds—136.7%		123,448,293

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	43

Schedule of Investments (concluded)	BlackRock New York Insured Municipal Income Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (k)	Par (000)	Value

New York—24.0%

Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5%, 12/01/35 (d)	$1,004	$1,017,223

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5%, 11/15/30 (d)	6,087	6,162,463

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2, 5%, 1/15/37 (a)(d)	1,005	1,017,985

New York State Thruway Authority, General Revenue Refunding Bonds, Series H, 5%, 1/01/37 (a)(d)	4,005	4,061,430

Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5%, 11/15/32 (b)	9,404	9,431,391

Total Municipal Bonds Transferred to Tender Option Bond Trusts—24.0%		21,690,492

Total Long-Term Investments (Cost—$146,586,019)—160.7%		145,138,785

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 1.31% (l)(m)	300	300

Total Short-Term Securities (Cost—$300)—0.0%		300

Total Investments (Cost—$146,586,319*)—160.7%		145,139,085
Other Assets Less Liabilities—1.4%		1,287,454
Liability for Trust Certificates, Including Interest
Expense and Fees Payable—(16.0)%		(14,407,586)
Preferred Shares, at Redemption Value—(46.1)%		(41,687,803)

Net Assets Applicable to Common Shares—100.0%		$90,331,150

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$132,392,479

Gross unrealized appreciation	$1,066,501
Gross unrealized depreciation	(2,654,930)

Net unrealized depreciation	$(1,588,429)

(a)	FGIC Insured.
(b)	MBIA Insured.
(c)	AMBAC Insured.
(d)	FSA Insured.
(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	ACA Insured.
(h)	FHA Insured.
(i)	Assured Guaranty Insured.
(j)	XL Capital Insured.
(k)

Securities represents bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(l)	Represents the current yield as of report date.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	9	$ 6

(n)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.

See Notes to Financial Statements.

44	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—124.5%

Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A:
7%, 5/01/25	$200	$156,590
7%, 5/01/35	130	98,563

Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College Project), 5.35%, 8/01/11 (a)	1,000	1,095,860

Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	500	451,445

Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	150	124,750

Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A:
4.50%, 2/15/47 (b)	1,000	865,280
5%, 2/15/47 (c)	500	482,060

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A:
5%, 11/15/25 (c)	250	250,735
5.125%, 11/15/31	3,000	3,008,220

Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5%, 11/15/35	1,250	1,228,012

New York City, New York, City Health and Hospital Corporation, Health System Revenue Bonds, Series A, 5.375%, 2/15/26	1,100	1,106,622

New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series A, 5.50%, 11/01/34	2,500	2,338,900

New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 5%, 1/01/39 (d)	250	242,765
(Queens Baseball Stadium Project), 5%, 1/01/46 (d)	150	144,115
(Yankee Stadium Project), 5%, 3/01/46 (c)	500	477,945

New York City, New York, City IDA, Special Facility Revenue Bonds, AMT (e):
(American Airlines, Inc.—JFK International Airport), 7.625%, 8/01/25	750	675,038
(Continental Airlines Inc. Project), 7.75%, 8/01/31	1,000	892,670

New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%, 6/15/37 (b)	250	233,180

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A:
5.25%, 6/15/11 (a)(c)	2,500	2,703,425
4.25%, 6/15/33	250	227,643

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	250	232,663

New York City, New York, GO, Series D, 5.375%, 6/01/32	2,040	2,074,517

New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.50%, 6/01/15 (f)	250	251,578

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (d)	1,000	973,340

New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6%, 6/01/43	1,445	1,429,221

New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19	385	340,698

Municipal Bonds	Par (000)	Value

New York (concluded)

New York State Dormitory Authority, Consolidated Fourth General Resolution Revenue Bonds (City University System), Series A, 5.25%, 7/01/11 (a)	$2,215	$2,396,054

New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	500	486,875

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds, Series B:
(Fordham University), 5%, 7/01/38 (g)	250	252,305
(Manhattan College), 5.30%, 7/01/37 (h)	200	197,366
(New York University Hospitals Center), 5.625%, 7/01/37	260	252,790

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds:
(Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (b)	150	147,594
(School Districts Financing Program), Series B, 5%, 4/01/36 (i)	500	507,210

New York State Dormitory Authority Revenue Bonds:
(Iona College), 5.125%, 7/01/32 (j)	2,500	2,457,600
(Willow Towers Inc. Project), 5.40%, 2/01/34 (k)	2,500	2,570,900

New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities), Series B, 5%, 2/15/33 (i)	350	352,177

New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Refunding Bonds (New York City Water Project), Series D, 5.125%, 6/15/31	2,750	2,790,947

New York State Urban Development Corporation, Personal Income Tax Revenue Bonds:
Series A, 5.25%, 3/15/12 (a)	5,000	5,475,300
Series B, 5%, 3/15/37	1,000	1,012,460
(State Facilities), Series A-1, 5.25%, 3/15/34 (c)	100	102,141

Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 126th Series, 5.25%, 5/15/37 (c)	2,750	2,705,698

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc.—LaGuardia Project), AMT, 9.125%, 12/01/15	2,475	2,483,786

Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25%, 12/01/32	200	188,758

Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	260	232,929

Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	500	465,520

TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (a)	3,000	3,350,580

		50,534,825

Multi-State—7.0%

Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (l)(m)	2,500	2,827,550

Guam—0.4%

Guam Economic Development and Commerce Authority, Tobacco Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	200	185,506

Puerto Rico—17.3%

Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	464,160

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (a)	750	811,860

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	45

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico—(concluded)

Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A (d)(n):
4.34%, 7/01/37	$2,000	$382,600
5.009%, 7/01/44	2,000	249,920

Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125%, 7/01/31	1,825	1,785,215

Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	500	492,445

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D:
5.25%, 7/01/12 (a)	1,980	2,135,113
5.25%, 7/01/27	720	715,687

		7,037,000

Total Municipal Bonds—149.2%		60,584,881

Municipal Bonds Transferred to Tender Option Bond Trusts (o)

New York—6.1%

New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40%, 4/01/32	2,684	2,488,035

Total Municipal Bonds Transferred to Tender Option Bond Trusts—6.1%		2,488,035

Total Long-Term Investments (Cost—$61,865,746)—155.3%		63,072,916

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 1.31% (p)(q)	1,128,594	1,128,594

Total Short-Term Securities (Cost—$1,128,594)—2.8%		1,128,594

Total Investments (Cost—$62,994,340*)—158.1%		64,201,510
Other Assets Less Liabilities—1.5%		608,374
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(4.4)%		(1,796,848)
Preferred Shares, at Redemption Value—(55.2)%		(22,410,097)

Net Assets Applicable to Common Shares—100.0%		$40,602,939

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$61,113,535

Gross unrealized appreciation	$2,576,602
Gross unrealized depreciation	(1,277,371)

Net unrealized appreciation	$1,299,231

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	MBIA Insured.
(c)	FGIC Insured.
(d)	AMBAC Insured.
(e)	Variable rate security. Rate shown is as of report date. Maturity shown is final maturity date.
(f)	ACA Insured.
(g)	Assured Guaranty Insured.
(h)	Radian Insured.
(i)	FSA Insured.
(j)	XL Capital Insured.
(k)	GNMA Collateralized.
(l)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(n)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(o)

Securities represents bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(p)	Represents the current yield as of report date.
(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	621,442	$22,038

See Notes to Financial Statements.

46	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—145.5%

Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A:
7%, 5/01/25	$345	$270,118
7%, 5/01/35	220	166,800

Clarence, New York, IDA, Civic Facility Revenue Bonds (Bristol Village Project), 6%, 1/20/44 (a)	1,700	1,780,478

Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College Project), 5.35%, 8/01/11 (b)	4,000	4,383,440

Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	755	681,682

Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds (International Paper Company), AMT, Series A, 5.50%, 10/01/26	625	535,319

Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	250	207,918

Geneva, New York, IDA, Civic Facility Revenue Refunding Bonds (Hobart and William Smith Project), Series A, 5.375%, 2/01/33	3,250	3,314,447

Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer College Foundation Inc.), 6.25%, 8/01/34	385	383,017

Long Island Power Authority, New York, Electric System Revenue Bonds, 5.04%, 6/01/28 (c)(d)	3,515	1,324,979

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5%, 11/15/30	5,000	5,048,750

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.25%, 11/15/31 (e)	1,250	1,258,337

Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5.125%, 1/01/29	5,000	5,038,600

Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5%, 11/15/35	1,000	982,410

New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series J-2, 4.75%, 11/01/27	1,420	1,251,418

New York City, New York, City IDA, Mortgage Revenue Bonds (Eger Harbor House Inc. Project), Series A (a):
4.95%, 11/20/32	980	956,676
5.875%, 5/20/44	975	1,025,719

New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project) (f):
5%, 1/01/39	500	485,530
5%, 1/01/46	2,050	1,969,578

New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%, 9/01/35	1,000	818,300

New York City, New York, City IDA, Special Facility Revenue Bonds, AMT (g):
(American Airlines, Inc. - JFK International Airport), 7.625%, 8/01/25	1,600	1,440,080
(Continental Airlines Inc. Project), 7.75%, 8/01/31	1,500	1,339,005

New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%, 6/15/37 (h)	850	792,812

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series A, 5.125%, 6/15/34	5,000	5,048,500

Municipal Bonds	Par (000)	Value

New York (continued)

New York City, New York, City Transit Authority, Metropolitan Transportation Authority, Triborough COP, Series A, 5.25%, 1/01/10 (b)(f)	$5,000	$5,269,700

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2 (e):
4.50%, 1/15/31	2,500	2,368,125
4.25%, 1/15/34	250	223,592

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	500	465,325

New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds, Series B, 5%, 11/01/27	5,000	5,080,050

New York City, New York, GO, Series B, 5.75%, 12/01/11 (b)	3,000	3,320,040

New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.375%, 6/01/23 (i)	1,500	1,388,160

New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25%, 11/01/37 (i)	460	398,581

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/35 (f)	3,000	2,951,550

New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6%, 6/01/43	2,535	2,507,318

New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19	675	597,328

New York State Dormitory Authority, Mortgage Hospital Revenue Bonds (Saint Barnabas Hospital), Series A, 5%, 2/01/31 (f)(j)	1,500	1,483,980

New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	1,000	973,750

New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds:
(Fordham University), Series B, 5%, 7/01/38 (k)	500	504,610
(Manhattan College), Series B, 5.30%, 7/01/37 (l)	250	246,708
(New York Hospital Medical Center of Queens), 4.75%, 2/15/37 (j)	315	300,806
(New York University Hospitals Center), Series B, 5.625%, 7/01/37	530	515,303

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds:
(Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (h)	500	491,980
(School Districts Financing Program), Series B, 5%, 4/01/36 (c)	750	760,815

New York State Dormitory Authority, Revenue Bonds:
(Brooklyn Law School), Series B, 5.125%, 7/01/30 (m)	2,000	2,003,680
(New School University), 5%, 7/01/31 (h)	1,425	1,417,219

New York State Dormitory Authority, Revenue Refunding Bonds (Kateri Residence), 5%, 7/01/22	2,000	2,057,820

New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities), Series A, 5%, 2/15/33 (c)	700	703,808

New York State Energy Research and Development Authority, Facilities Revenue Bonds (Consolidated Edison Company of New York, Inc. Project), AMT, 4.70%, 6/01/36 (g)	5,500	5,501,210

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	47

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (e)	$1,500	$1,395,150

New York State Environmental Facilities Corporation, State Clean Water and Drinking Water, Revenue Refunding Bonds (New York City Municipal Water Finance Authority), Series A, 5%, 6/15/37	1,500	1,526,640

New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series B, 5%, 3/15/35	2,000	2,023,320

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	3,500	3,512,425

Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25%, 12/01/32	350	330,327

Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	450	403,146

Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	2,500	2,327,600

TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (b)	8,000	8,934,880

Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A, 5%, 1/01/32	150	151,044

		102,639,903

Multi-State—6.0%

Charter Mac Equity Issuer Trust (n)(o):
5.75%, 4/30/15	500	527,900
6%, 4/30/15	1,500	1,598,385
6%, 4/30/19	1,000	1,057,840
6.30%, 4/30/19	1,000	1,075,390

		4,259,515

Guam—0.5%

Guam Economic Development and Commerce Authority, Tobacco Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	375	347,824

Puerto Rico—6.4%

Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	464,160

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.375%, 7/01/12 (b)	2,000	2,173,980

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series VV, 5.25%, 7/01/29 (h)	500	523,995

Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	1,000	984,890

Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.14%, 8/01/54 (d)(f)	5,000	354,800

		4,501,825

Total Long-Term Investments (Cost—$110,870,744)—158.4%		111,749,067

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund, 1.31% (p)(q)	846,434	$846,434

Total Short-Term Securities (Cost—$846,434)—1.2%		846,434

Total Investments (Cost—$111,717,178*)—159.6%		112,595,501
Other Assets Less Liabilities—3.7%		2,615,438
Preferred Shares, at Redemption Value—(63.3)%		(44,666,955)

Net Assets Applicable to Common Shares—100.0%		$70,543,984

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,554,362

Gross unrealized appreciation	$3,218,577
Gross unrealized depreciation	(2,177,438)

Net unrealized appreciation	$1,041,139

(a)	GNMA Collateralized.
(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	FSA Insured.
(d)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)	FGIC Insured.
(f)	AMBAC Insured.
(g)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h)	MBIA Insured.
(i)	ACA Insured.
(j)	FHA Insured.
(k)	Assured Guaranty Insured.
(l)	Radian Insured.
(m)	XL Capital Insured.
(n)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(o)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(p)	Represents the current yield as of report date.
(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	(64,441)	$36,421

See Notes to Financial Statements.

48	ANNUAL REPORT	AUGUST 31, 2008

Schedule of Investments August 31, 2008	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia—7.1%

Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT:
Series A, 5.25%, 10/01/32 (a)	$1,500	$1,423,365
Series B, 5%, 10/01/34 (b)	250	230,925

		1,654,290

Virginia—127.7%

Arlington County, Virginia, IDA, Hospital Facilities Revenue Bonds (Virginia Hospital Center - Arlington Health System), 5.25% due 7/01/2011 (c)	2,150	2,335,975

Celebrate North Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series B, 6.75%, 3/01/34	1,500	1,454,820

Chesterfield County, Virginia, EDA, Solid Waste and Sewer Disposal Revenue Bonds (Virginia Electric Power Company), AMT, Series A, 5.60%, 11/01/31	500	453,700

Danville, Virginia, IDA, Hospital Revenue Refunding Bonds (Danville Regional Medical Center), 5.25%, 10/01/28 (d)(e)	1,500	1,628,475

Dulles Town Center, Virginia, Community Development Authority, Special Assessment Tax (Dulles Town Center Project), 6.25%, 3/01/26	970	964,898

Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/37	1,000	882,720

Fairfax County, Virginia, Water Authority, Water Revenue Refunding Bonds, 5%, 4/01/27	1,205	1,219,930

Hampton, Virginia, Public Improvement, GO, 5%, 4/01/20	1,000	1,046,570

Henrico County, Virginia, EDA, Revenue Refunding Bonds (Bon Secours Health System, Inc.), Series A:
5.60% due 11/15/12 (c)	60	66,836
5.60%, 11/15/30	1,440	1,448,496

Isle Wight County, Virginia, IDA, Environmental Improvement Revenue Bonds, AMT, Series A, 5.70%, 11/01/27	1,300	1,134,107

Norfolk, Virginia, Airport Authority Revenue Bonds, Series A, 5.125%, 7/01/31 (a)	1,500	1,446,120

Peninsula Ports Authority, Virginia, Residential Care Facilities, Revenue Refunding Bonds (Baptist Homes), Series C, 5.40%, 12/01/33	500	407,275

Prince William County, Virginia, Lease Participation Certificates, 5%, 12/01/21	1,275	1,315,379

Richmond, Virginia, Metropolitan Authority, Expressway Revenue Refunding Bonds, 5.25%, 7/15/22 (a)	1,250	1,288,138

Richmond, Virginia, Public Utilities Revenue Refunding Bonds, 5% due 1/15/2012 (b)(c)	3,000	3,237,870

The Shops at White Oak Village Community Development Authority, Virginia, Special Assessment Revenue Bonds, 5.30%, 3/01/17	250	239,595

Virginia College Building Authority, Educational Facilities Revenue Bonds (21st Century College and Equipment Programs), VRDN, Series B, 2.35%, 2/01/26 (f)(k)	10	10,000

Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds (Washington and Lee University Project) (g):
5.25%, 1/01/26	500	547,950
5.25%, 1/01/31	1,000	1,068,580

Virginia Port Authority, Port Facilities Revenue Bonds, AMT, 4.75%, 7/01/31 (a)	500	434,540

	Par
Municipal Bonds	(000)	Value

Virginia (concluded)

Virginia Small Business Financing Authority, Hospital Revenue Bonds (Carilion Clinic Center Project), VRDN, Series B, 2.35%, 7/01/42 (f)(k)	$2,200	$2,200,000

Virginia Small Business Financing Authority, Revenue Refunding Bonds (Children’s Hospital of the King’s Daughters Project), VRDN, 1.83%, 1/01/36 (f)(k)	300	300,000

Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.375%, 7/01/36 (g)	3,000	2,974,080

Virginia State Resources Authority, Infrastructure Revenue Bonds (Pooled Loan Program), Series A, 5.125%, 5/01/27	635	647,827

Virginia State Resources Authority, Water and Sewer System Revenue Bonds (Frederick County Sanitation Authority Project), 5.20%, 10/01/10 (c)	1,000	1,060,900

		29,814,781

Multi-State—7.3%

Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (h)(i)	1,500	1,696,530

Puerto Rico—5.1%

Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.375%, 5/15/33	1,295	1,199,908

Total Municipal Bonds—147.2%		34,365,509

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Virginia—8.8%

University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	2,000	2,046,612

Total Municipal Bonds Transferred to Tender Option Bond Trusts—8.8%		2,046,612

Total Investments (Cost—$35,788,903*)—156.0%		36,412,121
Other Assets Less Liabilities—1.9%		449,897
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(5.8)%		(1,336,355)
Preferred Shares, at Redemption Value—(52.1)%		(12,178,740)

Net Assets Applicable to Common Shares—100.0%		$23,346,923

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	49

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$34,383,614

	Gross unrealized appreciation	$1,336,467
	Gross unrealized depreciation	(637,960)

	Net unrealized appreciation	$698,507

(a)	FGIC Insured.
(b)	FSA Insured.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	MBIA Insured.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity and is subject to mandatory redemption at maturity.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(k)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.

See Notes to Financial Statements.

50	ANNUAL REPORT	AUGUST 31, 2008

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Statements of Assets and Liabilities

August 31, 2008	BlackRock Insured Municipal Income Investment Trust (BAF)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)

Assets
Investments at value - unaffiliated[1]	$195,521,888	$589,900,115	$77,125,686	$229,857,053
Investments at value - affiliated[2]	4,278,745	4,161,064	2,268,187	1,900,427
Cash	67,130	59,741	91,940	3,204
Investments sold receivable	—	500,792	—	9,010,628
Interest receivable	2,578,675	6,106,972	1,131,101	2,818,771
Dividends receivable	77	289	45	115
Other assets	14,719	55,245	4,734	21,843
Prepaid expenses	12,096	36,546	4,423	14,850

Total assets	202,473,330	600,820,764	80,626,116	243,626,891

Accrued Liabilities
Unrealized depreciation on swaps	127,751	1,416,803	—	658,710
Investments purchased payable	1,216,201	—	972,961	7,342,162
Interest expense and fees payable	155,585	328,456	14,405	38,947
Income dividends payable - Common Shares	506,575	1,599,068	229,334	748,644
Investment advisory fees payable	67,135	207,069	29,745	91,604
Officer’s and Trustees’ fees payable	15,626	57,029	5,220	22,809
Other affiliates payable	1,300	3,881	515	1,654
Other accrued expenses payable	75,842	121,866	61,004	110,302

Total accrued liabilities	2,166,015	3,734,172	1,313,184	9,014,832

Other Liabilities
Trust certificates[3]	31,604,874	78,959,602	3,596,361	9,965,454

Total Liabilities	33,770,889	82,693,774	4,909,545	18,980,286

Preferred Shares at Redemption Value
Preferred Shares at $0.001 par value per share at $25,000 per share liquidation preference plus unpaid dividends[4]	44,397,229	149,994,479	26,184,939	80,530,507

Net Assets Applicable to Common Shareholders	$124,305,212	$368,132,511	$49,531,632	$144,116,098

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value $0.001 per share[5]	$8,734	$26,214	$3,333	$10,326
Paid-in capital in excess of par	123,914,893	372,078,562	47,234,601	146,876,154
Undistributed net investment income	810,530	3,019,949	398,922	985,580
Accumulated net realized loss	(1,094,968)	(9,556,260)	(81,759)	(2,304,373)
Net unrealized appreciation/depreciation	666,023	2,564,046	1,976,535	(1,451,589)

Net Assets Applicable to Common Shareholders	$124,305,212	$368,132,511	$49,531,632	$144,116,098

Net asset value per Common Share	$14.23	$14.04	$14.86	$13.96

[1] Investments at cost - unaffiliated	$194,728,114	$585,919,266	$75,149,151	$230,649,932

[2] Investments at cost - affiliated	$4,278,745	$4,161,064	$2,268,187	$1,900,427

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares issued and outstanding	1,775	5,997	1,047	3,220

[5] Common Shares outstanding	8,734,048	26,214,222	3,333,337	10,326,123

See Notes to Financial Statements.

52	ANNUAL REPORT	AUGUST 31, 2008

August 31, 2008	BlackRock Municipal Income Trust II (BLE)	BlackRock California Insured Municipal Income Trust (BCK)	BlackRock California Municipal Bond Trust (BZA)	BlackRock California Municipal Income Trust II (BCL)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Assets
Investments at value - unaffiliated[1]	$513,545,846	$113,749,263	$78,678,748	$182,557,507	$44,990,978	$51,527,630
Investments at value - affiliated[2]	2,701,021	6,272,867	2,134,105	244	2,103,426	828,207
Cash	53,457	80,981	6,320	2,207,447	61,722	91,622
Investments sold receivable	1,600,574	—	—	—	—	—
Interest receivable	6,610,750	1,152,557	897,651	2,165,263	552,960	633,215
Dividends receivable	266	34	54	65	36	35
Other assets	50,705	6,537	6,381	12,466	6,924	6,657
Prepaid expenses	32,351	7,326	4,888	11,242	2,879	3,294

Total assets	524,594,970	121,269,565	81,728,147	186,954,234	47,718,925	53,090,660

Accrued Liabilities
Unrealized depreciation on swaps	1,655,090	—	—	375,543	—	—
Investments purchased payable	441,520	—	764,168	1,681,169	—	—
Interest expense and fees payable	161,080	43,720	9,481	55,555	6,313	3,992
Income dividends payable - Common Shares	1,527,675	295,573	211,399	455,988	133,484	162,266
Investment advisory fees payable	203,867	39,500	29,779	71,602	18,249	20,229
Officer’s and Trustees’ fees payable	52,369	6,980	6,806	13,678	7,326	7,052
Other affiliates payable	3,408	830	520	1,275	307	343
Other accrued expenses payable	144,460	75,781	66,163	79,745	61,742	73,349

Total accrued liabilities	4,189,469	462,384	1,088,316	2,734,555	227,421	267,231

Other Liabilities
Trust certificates[3]	39,398,524	8,932,521	1,998,847	12,184,299	1,998,500	1,030,000

Total Liabilities	43,587,993	9,394,905	3,087,163	14,918,854	2,225,921	1,297,231

Preferred Shares at Redemption Value
Preferred Shares at $0.001 par value per share at $25,000 per share liquidation preference plus unpaid dividends[4]	166,118,018	37,571,859	27,991,285	59,772,632	16,004,915	19,209,618

Net Assets Applicable to Common Shareholders	$314,888,959	$74,302,801	$50,649,699	$112,262,748	$29,488,089	$32,583,811

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value $0.001 per share[5]	$23,147	$5,278	$3,410	$8,000	$2,041	$2,302
Paid-in capital in excess of par	329,002,631	74,835,958	48,406,377	113,484,176	28,915,463	32,635,087
Undistributed net investment income	1,007,465	330,965	135,745	413,761	251,763	319,435
Accumulated net realized loss	(8,467,551)	(1,414,271)	(488,169)	(3,826,444)	(15,021)	(274,415)
Net unrealized appreciation/depreciation	(6,676,733)	544,871	2,592,336	2,183,255	333,843	(98,598)

Net Assets Applicable to Common Shareholders	$314,888,959	$74,302,801	$50,649,699	$112,262,748	$29,488,089	$32,583,811

Net asset value per Common Share	$13.60	$14.08	$14.85	$14.03	$14.45	$14.16

[1] Investments at cost - unaffiliated	$518,567,489	$113,204,392	$76,086,412	$179,998,709	$44,657,135	$51,626,228

[2] Investments at cost - affiliated	$2,701,021	$6,272,867	$2,134,105	$244	$2,103,426	$828,207

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares issued and outstanding	6,642	1,502	1,119	2,390	640	768

[5] Common Shares outstanding	23,146,588	5,278,087	3,409,668	7,999,789	2,041,037	2,301,652

ANNUAL REPORT	AUGUST 31, 2008	53

Statements of Assets and Liabilities (concluded)

August 31, 2008	BlackRock New York Insured Municipal Income Trust (BSE)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Assets

Investments at value - unaffiliated[1]	$145,138,785	$63,072,916	$111,749,067	$36,412,121
Investments at value - affiliated[2]	300	1,128,594	846,434	—
Cash	249,242	84,748	61,047	113,657
Investments sold receivable	—	—	1,632,800	—
Interest receivable	1,531,551	815,316	1,339,756	510,333
Dividends receivable	35	36	46	29
Other assets	6,584	6,887	8,694	5,559
Prepaid expenses	8,884	3,943	6,884	2,265

Total assets	146,935,381	65,112,440	115,644,728	37,043,964

Accrued Liabilities

Interest expense and fees payable	72,551	8,104	—	6,355
Income dividends payable - Common Shares	375,547	187,684	308,794	112,475
Investment advisory fees payable	51,114	25,205	44,592	14,467
Officer’s and Trustees’ fees payable	7,124	7,743	9,578	5,892
Other affiliates payable	952	426	752	243
Other accrued expenses payable	74,105	81,498	70,073	48,869

Total accrued liabilities	581,393	310,660	433,789	188,301

Other Liabilities

Trust certificates[3]	14,335,035	1,788,744	—	1,330,000

Total Liabilities	14,916,428	2,099,404	433,789	1,518,301

Preferred Shares at Redemption Value

Preferred Shares at $0.001 par value per share at $25,000 per share liquidation preference plus unpaid dividends[4]	41,687,803	22,410,097	44,666,955	12,178,740

Net Assets Applicable to Common Shareholders	$90,331,150	$40,602,939	$70,543,984	$23,346,923

Net Assets Applicable to Common Shareholders Consist of

Common Shares, par value $0.001 per share[5]	$6,475	$2,760	$4,941	$1,553
Paid-in capital in excess of par	91,845,967	39,181,450	70,053,876	22,041,587
Undistributed net investment income	757,900	265,371	664,858	433,606
Accumulated net realized gain (loss)	(831,958)	(53,812)	(1,058,014)	246,959
Net unrealized appreciation/depreciation	(1,447,234)	1,207,170	878,323	623,218

Net Assets Applicable to Common Shareholders	$90,331,150	$40,602,939	$70,543,984	$23,346,923

Net asset value per common share[6]	$13.95	$14.71	$14.28	$15.03

[1] Investments at cost - unaffiliated	$146,586,019	$61,865,746	$110,870,744	$35,788,903

[2] Investments at cost - affiliated	$300	$1,128,594	$846,434	—

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares issued and outstanding	1,667	896	1,786	487

[5] Common Shares outstanding	6,474,946	2,760,221	4,940,705	1,552,916

See Notes to Financial Statements.

54	ANNUAL REPORT	AUGUST 31, 2008

Statements of Operations

Year Ended August 31, 2008	BlackRock Insured Municipal Income Investment Trust (BAF)	BlackRock Insured Municipal Income Trust (BYM)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)

Investment Income

Interest	$9,839,520	$30,561,092	$4,381,537	$14,081,533
Income from affiliates	109,710	334,614	48,314	133,750

Total income	9,949,230	30,895,706	4,429,851	14,215,283

Expenses

Investment advisory	1,122,439	3,365,925	525,854	1,585,003
Commissions for Preferred Shares	176,084	538,411	73,613	224,139
Accounting services	35,970	65,214	19,114	43,024
Professional	93,357	162,135	70,089	100,735
Transfer agent	17,684	35,202	15,454	22,497
Printing	19,484	25,304	9,104	25,065
Officer and Trustees	14,568	41,936	7,390	16,234
Custodian	14,159	34,105	8,015	18,147
Registration	11,418	8,811	11,405	11,723
Miscellaneous	26,495	24,149	26,689	32,450

Total expenses excluding interest expense and fees	1,531,658	4,301,192	766,727	2,079,017
Interest expense and fees[1]	178,465	467,385	19,918	56,850

Total expenses	1,710,123	4,768,577	786,645	2,135,867
Less fees waived by advisor	(365,331)	(1,002,347)	(206,042)	(580,931)
Less fees paid indirectly	(265)	(386)	(123)	(597)

Total expenses after waiver and fees paid indirectly	1,344,527	3,765,844	580,480	1,554,339

Net investment income	8,604,703	27,129,862	3,849,371	12,660,944

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(513,891)	(2,196,685)	483,558	(70,801)
Futures and swaps	(228,500)	(4,000,462)	—	(2,226,703)

	(742,391)	(6,197,147)	483,558	(2,297,504)

Net change in unrealized appreciation/depreciation on:
Investments	(3,221,187)	(14,621,059)	(2,151,902)	(12,888,825)
Swaps	(13,029)	(507,398)	—	(87,510)

	(3,234,216)	(15,128,457)	(2,151,902)	(12,976,335)

Total realized and unrealized loss	(3,976,607)	(21,325,604)	(1,668,344)	(15,273,839)

Dividends and Distributions to Preferred Shareholders From

Net investment income	(2,458,784)	(6,899,959)	(1,016,308)	(2,869,826)
Net realized gain	—	—	—	(311,386)

	(2,458,784)	(6,899,959)	(1,016,308)	(3,181,212)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,169,312	$(1,095,701)	$1,164,719	$(5,794,107)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	55

Statements of Operations (concluded)

Year Ended August 31, 2008	BlackRock Municipal Income Trust II (BLE)	BlackRock California Insured Municipal Income Trust (BCK)	BlackRock California Municipal Bond Trust (BZA)	BlackRock California Municipal Income Trust II (BCL)

Investment Income
Interest	$30,362,738	$5,723,361	$4,282,118	$9,833,244
Income from affiliates	331,840	130,458	100,968	2,534

Total income	30,694,578	5,853,819	4,383,086	9,835,778

Expenses
Investment advisory	2,970,894	677,989	532,697	1,036,995
Commissions for Preferred Shares	490,790	113,089	74,557	172,584
Accounting services	65,021	19,852	18,962	35,679
Professional	174,566	96,738	68,977	99,221
Transfer agent	42,983	20,639	22,066	25,779
Printing	55,424	12,041	10,814	20,179
Officer and Trustees	31,095	10,014	5,896	12,268
Custodian	29,886	10,106	7,660	13,350
Registration	7,284	11,421	11,405	2,503
Miscellaneous	56,158	23,457	28,944	27,567

Total expenses excluding interest expense and fees	3,924,101	995,346	781,978	1,446,125
Interest expense and fees[1]	231,734	51,987	10,350	62,481

Total expenses	4,155,835	1,047,333	792,328	1,508,606
Less fees waived by advisor	(569,789)	(222,478)	(213,685)	(189,045)
Less fees paid indirectly	(135)	(459)	(142)	(303)

Total expenses after waiver and fees paid indirectly	3,585,911	824,396	578,501	1,319,258

Net investment income	27,108,667	5,029,423	3,804,585	8,516,520

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	81,471	(166,763)	233,996	1,667,813
Futures and swaps	(3,414,422)	(529,830)	(217,665)	(1,908,476)

	(3,332,951)	(696,593)	16,331	(240,663)

Net change in unrealized appreciation/depreciation on:
Investments	(30,481,235)	(2,516,164)	(1,438,374)	(7,394,239)
Swaps	(527,392)	189,029	65,981	212,564

	(31,008,627)	(2,327,135)	(1,372,393)	(7,181,675)

Total realized and unrealized loss	(34,341,578)	(3,023,728)	(1,356,062)	(7,422,338)

Dividends and Distributions to Preferred Shareholders From
Net investment income	(6,838,458)	(1,418,583)	(1,029,626)	(2,305,653)
Net realized gain	—	—	—	—

	(6,838,458)	(1,418,583)	(1,029,626)	(2,305,653)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(14,071,369)	$587,112	$1,418,897	$(1,211,471)

[1]	Related to tender option bond trusts.

See Notes to Financial Statements.

56	ANNUAL REPORT	AUGUST 31, 2008

Year Ended August 31, 2008	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock New Jersey Municipal Bond Trust (BLJ)	New York Insured Municipal Income Trust (BSE)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)
Investment Income
Interest	$2,555,005	$3,041,936	$7,212,741	$3,626,141	$6,112,622	$2,045,581
Income from affiliates	33,124	21,809	313	22,357	36,819	259

Total income	2,588,129	3,063,745	7,213,054	3,648,498	6,149,441	2,045,840

Expenses
Investment advisory	314,455	354,511	823,791	429,572	645,179	244,577
Commissions for Preferred Shares	44,693	50,447	135,165	60,207	110,836	33,662
Accounting services	18,133	19,298	22,770	19,650	20,524	8,642
Professional	70,423	78,760	93,207	78,124	91,688	58,092
Transfer agent	13,379	15,416	15,645	22,298	17,925	13,252
Printing	11,716	11,743	15,708	11,995	14,383	11,073
Officer and Trustees	1,516	3,414	10,206	5,659	8,555	3,097
Custodian	4,357	5,071	12,801	6,283	9,815	3,274
Registration	642	724	8,817	11,405	1,553	488
Miscellaneous	26,356	27,193	33,266	30,555	24,737	27,210

Total expenses excluding interest expense and fees	505,670	566,577	1,171,376	675,748	945,195	403,367
Interest expense and fees[1]	10,918	5,779	86,636	8,936	—	7,007

Total expenses	516,588	572,356	1,258,012	684,684	945,195	410,374
Less fees waived by advisor	(116,003)	(132,567)	(237,219)	(159,028)	(125,959)	(87,775)
Less fees paid indirectly	(314)	(116)	(920)	(309)	(38)	(336)

Total expenses after waiver and fees paid indirectly	400,271	439,673	1,019,873	525,347	819,198	322,263

Net investment income	2,187,858	2,624,072	6,193,181	3,123,151	5,330,243	1,723,577

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	52,367	(116,746)	84,445	39,245	(470,509)	292,759
Futures and swaps	—	(157,668)	(738,436)	11,861	(517,346)	—

	52,367	(274,414)	(653,991)	51,106	(987,855)	292,759

Net change in unrealized appreciation/depreciation on:
Investments	(801,629)	(2,258,322)	(3,003,695)	(1,627,731)	(2,011,675)	(1,013,968)
Swaps	—	(33,134)	(143,280)	9,485	247,665	—

	(801,629)	(2,291,456)	(3,146,975)	(1,618,246)	(1,764,010)	(1,013,968)

Total realized and unrealized loss	(749,262)	(2,565,870)	(3,800,966)	(1,567,140)	(2,751,865)	(721,209)

Dividends and Distributions to Preferred Shareholders From
Net investment income	(575,579)	(675,482)	(1,637,764)	(796,921)	(1,408,467)	(457,881)
Net realized gain	(10,561)	(6,860)	(82,413)	(19,635)	(35,412)	—

	(586,140)	(682,342)	(1,720,177)	(816,556)	(1,443,879)	(457,881)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$852,456	$(624,140)	$672,038	$739,455	$1,134,499	$544,487

ANNUAL REPORT	AUGUST 31, 2008	57

Statements of Changes in Net Assets

	BlackRock Insured Municipal Income Investment Trust (BAF)		BlackRock Insured Municipal Income Trust (BYM)

	Year Ended August 31,		Year Ended August 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007
Operations
Net investment income	$8,604,703	$8,851,442	$27,129,862	$27,087,640
Net realized gain (loss)	(742,391)	(98,027)	(6,197,147)	(1,872,662)
Net change in unrealized appreciation/depreciation	(3,234,216)	(4,854,423)	(15,128,457)	(16,001,059)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(2,458,784)	(2,711,706)	(6,899,959)	(7,245,982)
Net realized gain	—	—	—	(499,767)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	2,169,312	1,187,286	(1,095,701)	1,468,170

Dividends and Distributions to Common Shareholders From
Net investment income	(6,078,897)	(6,078,895)	(19,185,033)	(19,181,250)
Net realized gain	—	—	—	(1,349,789)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(6,078,897)	(6,078,895)	(19,185,033)	(20,531,039)

Capital Share Transactions
Reinvestment of common dividends	—	—	138,005	—

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(3,909,585)	(4,891,609)	(20,142,729)	(19,062,869)
Beginning of year	128,214,797	133,106,406	388,275,240	407,338,109

End of year	$124,305,212	$128,214,797	$368,132,511	$338,275,240

End of year undistributed net investment income	$810,530	$743,508	$3,019,949	$1,975,165

	BlackRock California Municipal Bond Trust (BZA)		BlackRock California Municipal Income Trust II (BCL)

	Year Ended August 31,		Year Ended August 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007
Operations
Net investment income	$3,804,585	$3,842,371	$8,516,520	$8,568,697
Net realized gain (loss)	16,331	213,170	(240,663)	981,444
Net change in unrealized appreciation/depreciation	(1,372,393)	(3,050,049)	(7,181,675)	(6,967,642)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,029,626)	(1,013,230)	(2,305,653)	(2,374,847)
Net realized gain	—	—	—	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	1,418,897	(7,738)	(1,211,471)	207,652

Dividends and Distributions to Common Shareholders From
Net investment income	(3,103,983)	(3,174,041)	(6,207,529)	(6,279,091)
Net realized gain	—	—	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,103,983)	(3,174,041)	(6,207,529)	(6,279,091)

Capital Share Transactions
Reinvestment of common dividends	351,551	363,722	78,795	149,378

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(1,333,535)	(2,818,057)	(7,340,205)	(5,922,061)
Beginning of year	51,983,234	54,801,291	119,602,953	125,525,014

End of year	$50,649,699	$51,983,234	$112,262,748	$119,602,953

End of year undistributed net investment income	$135,745	$464,798	$413,761	$408,630

See Notes to Financial Statements.

58	ANNUAL REPORT	AUGUST 31, 2008

	BlackRock Municipal Bond Investment Trust (BIE)		BlackRock Municipal Bond Trust (BBK)		BlackRock Municipal Income Trust II (BLE)		BlackRock California Insured Municipal Income Trust (BCK)

	Year Ended August 31,		Year Ended August 31,		Year Ended August 31,		Year Ended August 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007	2008	2007	2008	2007
Operations
Net investment income	$3,849,371	$3,829,172	$12,660,944	$12,332,950	$27,108,667	$27,073,974	$5,029,423	$5,226,035
Net realized gain (loss)	483,558	(495,010)	(2,297,504)	589,300	(3,332,951)	391,635	(696,593)	95,635
Net change in unrealized appreciation/depreciation	(2,151,902)	(1,748,582)	(12,976,335)	(7,236,647)	(31,008,627)	(15,760,063)	(2,327,135)	(3,236,231)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,016,308)	(1,065,086)	(2,869,826)	(3,249,713)	(6,838,458)	(7,322,276)	(1,418,583)	(1,502,001)
Net realized gain	—	—	(311,386)	—	—	—	—	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	1,164,719	520,494	(5,794,107)	2,435,890	(14,071,369)	4,383,270	587,112	583,438

Dividends and Distributions to Common Shareholders From
Net investment income	(3,117,188)	(3,101,757)	(9,875,552)	(10,527,094)	(19,929,193)	(21,511,812)	(3,641,581)	(3,672,302)
Net realized gain	—	—	(992,871)	—	—	—	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,117,188)	(3,101,757)	(10,868,423)	(10,527,094)	(19,929,193)	(21,511,812)	(3,641,581)	(3,672,302)

Capital Share Transactions
Reinvestment of common dividends	100,448	166,535	879,073	1,095,893	1,326,612	2,083,908	19,225	8,887

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(1,852,021)	(2,414,728)	(15,783,457)	(6,995,311)	(32,673,950)	(15,044,634)	(3,035,244)	(3,079,977)
Beginning of year	51,383,653	53,798,381	159,899,555	166,894,866	347,562,909	362,607,543	77,338,045	80,418,022

End of year	$49,531,632	$51,383,653	$144,116,098	$159,899,555	$314,888,959	$347,562,909	$74,302,801	$77,338,045

End of year undistributed net investment income	$398,922	$682,831	$985,580	$1,070,603	$1,007,465	$661,477	$330,965	$361,764

	BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock New Jersey Municipal Bond Trust (BLJ)		BlackRock New York Insured Municipal Income Trust (BSE)		BlackRock New York Municipal Bond Trust (BQH)

	Year Ended August 31,		Year Ended August 31,		Year Ended August 31,		Year Ended August 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007	2008	2007	2008	2007
Operations
Net investment income	$2,187,858	$2,196,572	$2,624,072	$2,646,386	$6,193,181	$6,432,448	$3,123,151	$3,114,715
Net realized gain (loss)	52,367	(36,957)	(274,414)	(118,196)	(653,991)	102,600	51,106	233,781
Net change in unrealized appreciation/depreciation	(801,629)	(1,990,798)	(2,291,456)	(1,900,776)	(3,146,975)	(4,871,907)	(1,618,246)	(1,780,588)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(575,579)	(620,925)	(675,482)	(668,039)	(1,637,764)	(1,663,594)	(796,921)	(788,847)
Net realized gain	(10,561)	(724)	(6,860)	—	(82,413)	(114,611)	(19,635)	—

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	852,456	(452,832)	(624,140)	(40,625)	672,038	(115,064)	739,455	779,061

Dividends and Distributions to Common Shareholders From
Net investment income	(1,770,800)	(1,736,982)	(2,176,081)	(2,156,474)	(4,505,354)	(4,502,953)	(2,552,826)	(2,525,696)
Net realized gain	(29,818)	(2,108)	(21,875)	—	(221,583)	(322,647)	(62,036)	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,800,618)	(1,739,090)	(2,197,956)	(2,156,474)	(4,726,937)	(4,825,600)	(2,614,862)	(2,525,696)

Capital Share Transactions
Reinvestment of common dividends	134,190	140,320	159,974	180,298	72,019	—	318,829	364,660

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(813,972)	(2,051,602)	(2,662,122)	(2,016,801)	(3,982,880)	(4,940,664)	(1,556,578)	(1,381,975)
Beginning of year	30,302,061	32,353,663	35,245,933	37,262,734	94,314,030	99,254,694	42,159,517	43,541,492

End of year	$29,488,089	$30,302,061	$32,583,811	$35,245,933	$90,331,150	$94,314,030	$40,602,939	$42,159,517

End of year undistributed net investment income	$251,763	$409,493	$319,435	$546,926	$757,900	$707,837	$265,371	$491,078

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	59

Statements of Changes in Net Assets (concluded)

	BlackRock New York Municipal Income Trust II (BFY)		BlackRock Virginia Municipal Bond Trust (BHV)

	Year Ended August 31,		Year Ended August 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007
Operations
Net investment income	$5,330,243	$5,283,336	$1,723,577	$1,712,355
Net realized gain (loss)	(987,855)	99,253	292,759	(11,882)
Net change in unrealized appreciation/depreciation	(1,764,010)	(3,416,134)	(1,013,968)	(1,043,695)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,408,467)	(1,477,497)	(457,881)	(422,739)
Net realized gain	(35,412)	—	—	(26,231)

Net increase in net assets applicable to Common Shareholders resulting from operations	1,134,499	488,958	544,487	207,808

Dividends and Distributions to Common Shareholders From
Net investment income	(3,827,367)	(3,607,277)	(1,394,947)	(1,338,699)
Net realized gain	(84,756)	—	—	(80,656)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,912,123)	(3,607,277)	(1,394,947)	(1,419,355)

Capital Share Transactions
Reinvestment of common dividends	19,335	27,341	144,001	167,940

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(2,758,289)	(3,090,978)	(706,459)	(1,043,607)
Beginning of year	73,302,273	76,393,251	24,053,382	25,096,989

End of year	$70,543,984	$73,302,273	$23,346,923	$24,053,382

End of year undistributed net investment income	$664,858	$570,449	$433,606	$562,297

See Notes to Financial Statements.

60	ANNUAL REPORT	AUGUST 31, 2008

Financial Highlights	BlackRock Insured Municipal Income Investment Trust (BAF)

	Year Ended August 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$14.68	$15.24	$15.26	$14.34	$13.74

Net investment income	0.99 [1]	1.01	1.02	1.02	1.02
Net realized and unrealized gain (loss)	(0.46)	(0.56)	(0.07)	0.96	0.64
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.28)	(0.31)	(0.26)	(0.16)	(0.07)
Net realized gain	—	—	—	—	(0.01)

Net increase from investment operations	0.25	0.14	0.69	1.82	1.58

Dividends and distributions to Common Shareholders from:
Net investment income	(0.70)	(0.70)	(0.71)	(0.90)	(0.90)
Net realized gain	—	—	—	—	(0.08)

Total dividends and distributions	(0.70)	(0.70)	(0.71)	(0.90)	(0.98)

Net asset value, end of year	$14.23	$14.68	$15.24	$15.26	$14.34

Market price, end of year	$12.42	$13.55	$13.88	$15.30	$14.14

Total Investment Return[2]
Based on net asset value	2.22%	1.17%	5.16%	13.13%	11.87%

Based on market price	(3.35)%	2.54%	(4.48)%	15.03%	14.82%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	0.91%	0.86%	0.90%	0.89%	0.91%

Total expenses after waiver and fees paid indirectly[4]	1.05%	0.86%	0.90%	0.89%	0.91%

Total expenses after waiver and before fees paid indirectly[4]	1.05%	0.87%	0.92%	0.90%	0.93%

Total expenses[4]	1.33%	1.19%	1.23%	1.22%	1.25%

Net investment income[4]	6.71%	6.70%	6.79%	6.85%	7.13%

Dividends to Preferred Shareholders	1.92%	2.05%	1.74%	1.06%	0.52%

Net investment income to Common Shareholders	4.79%	4.65%	5.05%	5.79%	6.61%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$124,305	$128,215	$133,106	$133,221	$125,054

Preferred Shares outstanding at liquidation preference, end of year (000)	$44,375	$76,000	$76,000	$76,000	$76,000

Portfolio turnover	29%	13%	9%	2%	2%

Asset coverage per Preferred Share, end of year	$95,044	$67,187	$68,792	$68,826	$66,137

1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
4	Do not reflect the effects of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	61

Financial Highlights	BlackRock Insured Municipal Income Trust (BYM)

	Year Ended August 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$14.82	$15.54	$15.61	$14.62	$13.64

Net investment income	1.04 [1]	1.03	1.03	1.03	1.06
Net realized and unrealized gain (loss)	(0.83)	(0.67)	(0.09)	1.07	0.94
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.26)	(0.28)	(0.26)	(0.17)	(0.08)
Net realized gain	—	(0.02)	—	—	—

Net increase (decrease) from investment operations	(0.05)	0.06	0.68	1.93	1.92

Dividends and distributions to Common Shareholders from:
Net investment income	(0.73)	(0.73)	(0.75)	(0.94)	(0.94)
Net realized gain	—	(0.05)	—	—	—

Total dividends and distributions	(0.73)	(0.78)	(0.75)	(0.94)	(0.94)

Net asset value, end of year	$14.04	$14.82	$15.54	$15.61	$14.62

Market price, end of year	$13.19	$14.35	$14.65	$15.43	$13.97

Total Investment Return[2]
Based on net asset value	(0.16)%	0.48%	4.92%	13.77%	14.61%

Based on market price	(3.13)%	3.20%	0.07%	17.69%	10.57%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	0.86%	0.80%	0.84%	0.83%	0.84%

Total expenses after waiver and fees paid indirectly[4]	0.98%	0.80%	0.84%	0.83%	0.84%

Total expenses after waiver and before fees paid indirectly[4]	0.98%	0.80%	0.84%	0.83%	0.84%

Total expenses[4]	1.24%	1.12%	1.18%	1.15%	1.16%

Net investment income[4]	7.08%	6.67%	6.75%	6.83%	7.30%

Dividends to Preferred Shareholders	1.80%	1.79%	1.69%	1.09%	0.57%

Net investment income to Common Shareholders	5.28%	4.88%	5.06%	5.74%	6.73%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$368,133	$388,275	$407,338	$408,641	$382,265

Preferred Shares outstanding at liquidation preference, end of year (000)	$149,925	$228,975	$228,975	$228,975	$228,975

Portfolio turnover	39%	17%	60%	57%	57%

Asset coverage per Preferred Share, end of year	$86,398	$67,402	$69,485	$69,622	$66,739

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

62	ANNUAL REPORT	AUGUST 31, 2008

Financial Highlights	BlackRock Municipal Bond Investment Trust (BIE)

	Year Ended August 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.45	$16.22	$16.31	$15.53	$14.52

Net investment income	1.16 [1]	1.15	1.17	1.16	1.16
Net realized and unrealized gain (loss)	(0.51)	(0.67)	(0.06)	0.71	0.88
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.30)	(0.32)	(0.27)	(0.16)	(0.08)
Net realized gain	—	—	—	—	—

Net increase from investment operations	0.35	0.16	0.84	1.71	1.96

Dividends and distributions to Common Shareholders from:
Net investment income	(0.94)	(0.93)	(0.93)	(0.93)	(0.93)
Net realized gain	—	—	—	—	(0.02)

Total dividends and distributions	(0.94)	(0.93)	(0.93)	(0.93)	(0.95)

Net asset value, end of year	$14.86	$15.45	$16.22	$16.31	$15.53

Market price, end of year	$14.28	$15.82	$16.70	$15.95	$14.17

Total Investment Return[2]
Based on net asset value	2.34%	0.95%	5.40%	11.58%	14.37%

Based on market price	(3.95)%	0.40%	10.97%	19.59%	11.82%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.09%	0.96%	0.98%	1.00%	1.02%

Total expenses after waiver and fees paid indirectly[4]	1.13%	0.96%	0.98%	1.00%	1.02%

Total expenses after waiver and before fees paid indirectly[4]	1.13%	0.98%	1.00%	1.02%	1.03%

Total expenses[4]	1.54%	1.43%	1.47%	1.49%	1.50%

Net investment income[4]	7.52%	7.22%	7.28%	7.24%	7.62%

Dividends to Preferred Shareholders	1.99%	2.01%	1.70%	1.01%	0.53%

Net investment income to Common Shareholders	5.53%	5.21%	5.58%	6.23%	7.09%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$49,532	$51,384	$53,798	$53,990	$51,383

Preferred Shares outstanding at liquidation preference, end of year (000)	$26,175	$29,775	$29,775	$29,775	$29,775

Portfolio turnover	30%	23%	6%	2%	10%

Asset coverage per Preferred Share, end of year	$72,318	$68,149	$70,173	$70,343	$68,147

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	63

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	Year Ended August 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.57	$16.35	$16.36	$15.00	$14.12

Net investment income	1.23 [1]	1.20	1.21	1.21	1.25
Net realized and unrealized gain (loss)	(1.48)	(0.63)	0.18	1.36	0.74
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.28)	(0.32)	(0.25)	(0.17)	(0.08)
Net realized gain	(0.03)	—	(0.02)	—	—

Net increase (decrease) from investment operations	(0.56)	0.25	1.12	2.40	1.91

Dividends and distributions to Common Shareholders from:
Net investment income	(0.95)	(1.03)	(1.04)	(1.04)	(1.04)
Net realized gain	(0.10)	—	(0.09)	—	—

Total dividends and distributions	(1.05)	(1.03)	(1.13)	(1.04)	(1.04)

Capital changes with respect to issuance of Preferred Shares	—	—	—	—	0.01

Net asset value, end of year	$13.96	$15.57	$16.35	$16.36	$15.00

Market price, end of year	$13.89	$16.50	$17.89	$17.18	$14.61

Total Investment Return[2]
Based on net asset value	(3.77)%	1.09%	7.18%	16.63%	14.01%

Based on market price	(9.65)%	(2.09)%	11.55%	25.75%	14.87%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	0.98%	0.83%	0.86%	0.87%	0.89%

Total expenses after waiver and fees paid indirectly[4]	1.01%	0.83%	0.86%	0.87%	0.89%

Total expenses after waiver and before fees paid indirectly[4]	1.01%	0.84%	0.88%	0.88%	0.90%

Total expenses[4]	1.39%	1.28%	1.37%	1.35%	1.37%

Net investment income[4]	8.25%	7.36%	7.58%	7.73%	8.28%

Dividends to Preferred Shareholders	1.87%	1.94%	1.57%	1.08%	0.55%

Net investment income to Common Shareholders	6.38%	5.42%	6.01%	6.65%	7.73%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$144,116	$159,900	$166,895	$165,863	$151,892

Preferred Shares outstanding at liquidation preference, end of year (000)	$80,500	$90,500	$90,500	$90,500	$90,500

Portfolio turnover	27%	14%	85%	70%	65%

Asset coverage per Preferred Share, end of year	$69,766	$69,176	$71,114	$70,824	$66,963

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

64	ANNUAL REPORT	AUGUST 31, 2008

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	Year Ended August 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$15.08	$15.82	$15.75	$14.34	$13.28

Net investment income	1.17 [1]	1.17	1.18	1.20	1.20
Net realized and unrealized gain (loss)	(1.50)	(0.66)	0.18	1.38	0.95
Dividends to Preferred Shareholders from net investment income	(0.30)	(0.32)	(0.28)	(0.17)	(0.09)

Net increase (decrease) from investment operations	(0.63)	0.19	1.08	2.41	2.06

Dividends to Common Shareholders from net investment income	(0.85)	(0.93)	(1.01)	(1.00)	(1.00)

Net asset value, end of year	$13.60	$15.08	$15.82	$15.75	$14.34

Market price, end of year	$13.27	$15.05	$17.22	$15.73	$13.92

Total Investment Return[2]

Based on net asset value	(4.15)%	1.02%	7.04%	17.56%	16.09%

Based on market price	(6.29)%	(7.38)%	16.66%	20.95%	14.15%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.00%	0.89%	0.94%	0.93%	0.95%

Total expenses after waiver and fees paid indirectly[4]	1.07%	0.89%	0.94%	0.93%	0.95%

Total expenses after waiver and before fees paid indirectly[4]	1.07%	0.90%	0.94%	0.93%	0.95%

Total expenses[4]	1.24%	1.12%	1.18%	1.17%	1.20%

Net investment income[4]	8.09%	7.43%	7.66%	8.00%	8.37%

Dividends to Preferred Shareholders	2.04%	2.01%	1.78%	1.15%	0.61%

Net investment income to Common Shareholders	6.05%	5.42%	5.88%	6.85%	7.76%

Supplemental Data

Net assets applicable to Common Shareholders, end of year (000)	$314,889	$347,563	$362,608	$359,020	$326,770

Preferred Shares outstanding at liquidation preference, end of year (000)	$166,050	$205,550	$205,550	$205,550	$205,550

Portfolio turnover	21%	12%	68%	49%	64%

Asset coverage per Preferred Share, end of year	$72,419	$67,279	$69,110	$68,672	$64,747

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	65

Financial Highlights	BlackRock California Insured Municipal Income Trust (BCK)

	Year Ended August 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$14.66	$15.24	$15.22	$14.01	$13.09

Net investment income	0.95 [1]	0.99	0.98	0.99	1.02
Net realized and unrealized gain (loss)	(0.57)	(0.59)	(0.01)	1.27	0.89
Dividends to Preferred Shareholders from net investment income	(0.27)	(0.28)	(0.24)	(0.15)	(0.08)

Net increase from investment operations	0.11	0.12	0.73	2.11	1.83

Dividends and distributions to Common Shareholders from:
Net investment income	(0.69)	(0.70)	(0.71)	(0.90)	(0.90)
Net realized gain	—	—	—	—	(0.01)

Total dividends and distributions	(0.69)	(0.70)	(0.71)	(0.90)	(0.91)

Net asset value, end of year	$14.08	$14.66	$15.24	$15.22	$14.01

Market price, end of year	$12.95	$14.30	$14.61	$16.08	$14.00

Total Investment Return[2]

Based on net asset value	0.92%	0.76%	5.22%	15.62%	14.34%

Based on market price	(4.84)%	2.52%	(4.53)%	22.24%	14.97%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.00%	0.90%	0.95%	0.97%	0.99%

Total expenses after waiver and fees paid indirectly[4]	1.07%	0.90%	0.95%	0.97%	0.99%

Total expenses after waiver and before fees paid indirectly[4]	1.07%	0.92%	0.97%	0.98%	0.99%

Total expenses[4]	1.36%	1.24%	1.28%	1.30%	1.32%

Net investment income[4]	6.54%	6.50%	6.58%	6.72%	7.26%

Dividends to Preferred Shareholders	1.85%	1.87%	1.63%	1.04%	0.54%

Net investment income to Common Shareholders	4.69%	4.63%	4.95%	5.68%	6.72%

Supplemental Data

Net assets applicable to Common Shareholders, end of year (000)	$74,303	$77,338	$80,418	$80,289	$73,823

Preferred Shares outstanding at liquidation preference, end of year (000)	$37,550	$46,500	$46,500	$46,500	$46,500

Portfolio turnover	35%	28%	20%	16%	4%

Asset coverage per Preferred Share, end of year	$74,484	$66,591	$68,241	$68,170	$64,691

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

66	ANNUAL REPORT	AUGUST 31, 2008

Financial Highlights	BlackRock California Municipal Bond Trust (BZA)

	Year Ended August 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.35	$16.28	$16.19	$14.67	$13.71

Net investment income	1.12 [1]	1.13	1.14	1.13	1.15
Net realized and unrealized gain (loss)	(0.41)	(0.82)	0.17	1.50	0.92
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.30)	(0.30)	(0.26)	(0.15)	(0.07)
Net realized gain	—	—	—	—	(0.01)

Net increase from investment operations	0.41	0.01	1.05	2.48	1.99

Dividends and distributions to Common Shareholders from:
Net investment income	(0.91)	(0.94)	(0.96)	(0.96)	(0.96)
Net realized gain	—	—	—	—	(0.07)

Total dividends and distributions	(0.91)	(0.94)	(0.96)	(0.96)	(1.03)

Net asset value, end of year	$14.85	$15.35	$16.28	$16.19	$14.67

Market price, end of year	$14.48	$16.50	$18.05	$16.33	$13.90

Total Investment Return[2]
Based on net asset value	2.64%	(0.33)%	6.71%	17.71%	15.20%

Based on market price	(6.89)%	(3.37)%	17.30%	25.31%	13.80%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.09%	0.94%	0.96%	1.00%	1.06%

Total expenses after waiver and fees paid indirectly[4]	1.11%	0.94%	0.96%	1.00%	1.06%

Total expenses after waiver and before fees paid indirectly[4]	1.11%	0.96%	0.98%	1.03%	1.07%

Total expenses[4]	1.52%	1.41%	1.45%	1.50%	1.55%

Net investment income[4]	7.31%	7.08%	7.20%	7.30%	7.87%

Dividends to Preferred Shareholders	1.98%	1.87%	1.64%	0.98%	0.49%

Net investment income to Common Shareholders	5.33%	5.21%	5.56%	6.32%	7.38%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$50,650	$51,983	$54,801	$54,265	$49,145

Preferred Shares outstanding at liquidation preference, end of year (000)	$27,975	$29,975	$29,975	$29,975	$29,975

Portfolio turnover	24%	21%	16%	22%	24%

Asset coverage per Preferred Share, end of year	$70,278	$68,364	$70,714	$70,263	$65,990

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	67

Financial Highlights	BlackRock California Municipal Income Trust II (BCL)

	Year Ended August 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of year	$14.96	$15.72	$15.52	$13.77	$12.76

Net investment income	1.06 [1]	1.07	1.08	1.09	1.09
Net realized and unrealized gain (loss)	(0.92)	(0.74)	0.16	1.75	0.97
Dividends to Preferred Shareholders from net investment income	(0.29)	(0.30)	(0.25)	(0.15)	(0.08)

Net increase (decrease) from investment operations	(0.15)	0.03	0.99	2.69	1.98

Dividends to Common Shareholders from net investment income	(0.78)	(0.79)	(0.79)	(0.94)	(0.97)

Net asset value, end of year	$14.03	$14.96	$15.72	$15.52	$13.77

Market price, end of year	$12.70	$14.44	$15.40	$14.26	$13.71

Total Investment Return[2]
Based on net asset value	(0.89)%	0.09%	6.93%	20.38%	15.94%

Based on market price	(7.05)%	(1.38)%	14.01%	11.09%	13.21%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.08%	0.95%	0.98%	1.01%	1.05%

Total expenses after waiver and fees paid indirectly[4]	1.13%	0.95%	0.98%	1.01%	1.05%

Total expenses after waiver and before fees paid indirectly[4]	1.13%	0.96%	1.00%	1.02%	1.05%

Total expenses[4]	1.29%	1.19%	1.24%	1.26%	1.30%

Net investment income[4]	7.30%	6.81%	7.06%	7.46%	7.97%

Dividends to Preferred Shareholders	1.97%	1.89%	1.62%	1.00%	0.58%

Net investment income to Common Shareholders	5.33%	4.92%	5.44%	6.46%	7.39%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$112,263	$119,603	$125,525	$123,920	$109,952

Preferred Shares outstanding at liquidation preference, end of year (000)	$59,750	$71,950	$71,950	$71,950	$71,950

Portfolio turnover	36%	30%	18%	21%	19%

Asset coverage per Preferred Share, end of year	$71,981	$66,563	$68,625	$68,063	$63,209

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

68	ANNUAL REPORT	AUGUST 31, 2008

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	For the Year Ended August 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of year	$14.91	$15.98	$16.11	$15.24	$14.36

Net investment income	1.07 [1]	1.08	1.07	1.07	1.06
Net realized and unrealized gain (loss)	(0.36)	(0.99)	(0.08)	0.83	0.76
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.28)	(0.31)	(0.26)	(0.17)	(0.08)
Net realized gain	(0.01)	— [2]	—	—	—

Net increase (decrease) from investment operations	0.42	(0.22)	0.73	1.73	1.74

Dividends and distributions to Common Shareholders from:
Net investment income	(0.87)	(0.85)	(0.86)	(0.86)	(0.86)
Net realized gain	(0.01)	— [2]	—	—	—

Total dividends and distributions	(0.88)	(0.85)	(0.86)	(0.86)	(0.86)

Net asset value, end of year	$14.45	$14.91	$15.98	$16.11	$15.24

Market price, end of year	$15.75	$17.43	$17.45	$15.96	$14.99

Total Investment Return[3]
Based on net asset value	2.60%	(1.85)%	4.57%	11.73%	12.50%

Based on market price	(4.33)%	5.08%	15.26%	12.53%	14.31%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.28%	1.07%	1.11%	1.11%	1.18%

Total expenses after waiver and fees paid indirectly[5]	1.32%	1.07%	1.11%	1.11%	1.18%

Total expenses after waiver and before fees paid indirectly[5]	1.32%	1.10%	1.17%	1.13%	1.19%

Total expenses[5]	1.70%	1.54%	1.64%	1.60%	1.67%

Net investment income[5]	7.19%	6.87%	6.76%	6.82%	7.05%

Dividends to Preferred Shareholders	1.89%	1.94%	1.66%	1.05%	0.54%

Net investment income to Common Shareholders	5.30%	4.93%	5.10%	5.77%	6.51%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$29,488	$30,302	$32,354	$32,492	$30,715

Preferred Shares outstanding at liquidation preference, end of year (000)	$16,000	$18,000	$18,000	$18,000	$18,000

Portfolio turnover	15%	7%	—%	4%	12%

Asset coverage per Preferred Share, end of year	$71,083	$67,089	$69,950	$70,138	$67,662

[1]	Based on average shares outstanding.
[2]	Amount is less than ($0.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	69

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Year Ended August 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.38	$16.33	$16.26	$14.71	$13.77

Net investment income	1.14 [1]	1.15	1.16	1.16	1.16
Net realized and unrealized gain (loss)	(1.11)	(0.87)	0.18	1.48	0.84
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.29)	(0.29)	(0.24)	(0.15)	(0.07)
Net realized gain	— [2]	—	(0.02)	—	—

Net increase (decrease) from investment operations	(0.26)	(0.01)	1.08	2.49	1.93

Dividends and distributions to Common Shareholders from:
Net investment income	(0.95)	(0.94)	(0.95)	(0.94)	(0.94)
Net realized gain	(0.01)	—	(0.06)	—	(0.05)

Total dividends and distributions	(0.96)	(0.94)	(1.01)	(0.94)	(0.99)

Net asset value, end of year	$14.16	$15.38	$16.33	$16.26	$14.71

Market price, end of year	$14.76	$16.90	$18.30	$15.98	$13.91

Total Investment Return[3]
Based on net asset value	(2.12)%	(0.61)%	6.77%	17.60%	14.56%

Based on market price	(7.15)%	(2.54)%	21.74%	22.22%	9.32%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[4,5]	1.26%	1.00%	1.06%	1.08%	1.14%

Total expenses after waiver and fees paid indirectly[5]	1.28%	1.00%	1.06%	1.08%	1.14%

Total expenses after waiver and before fees paid indirectly[5]	1.28%	1.03%	1.11%	1.10%	1.15%

Total expenses[5]	1.67%	1.47%	1.59%	1.57%	1.63%

Net investment income[5]	7.64%	7.11%	7.24%	7.44%	7.93%

Dividends to Preferred Shareholders	1.97%	1.79%	1.50%	0.98%	0.49%

Net investment income to Common Shareholders	5.67%	5.32%	5.74%	6.46%	7.44%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$32,584	$35,246	$37,263	$36,928	$33,384

Preferred Shares outstanding at liquidation preference, end of year (000)	$19,200	$20,225	$20,225	$20,225	$20,225

Portfolio turnover	17%	35%	—%	12%	20%

Asset coverage per Preferred Share, end of year	$67,439	$68,578	$71,067	$70,649	$66,266

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[5]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

70	ANNUAL REPORT	AUGUST 31, 2008

Financial Highlights	BlackRock New York Insured Municipal Income Trust (BSE)

	Year Ended August 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$14.58	$15.34	$15.30	$14.18	$13.45

Net investment income	0.96 [1]	0.99	1.00	1.00	1.01
Net realized and unrealized gain (loss)	(0.60)	(0.72)	(0.01)	1.16	0.69
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.25)	(0.26)	(0.24)	(0.14)	(0.07)
Net realized gain	(0.01)	(0.02)	—	—	—

Net increase (decrease) from investment operations	0.10	(0.01)	0.75	2.02	1.63

Dividends and distributions to Common Shareholders from:
Net investment income	(0.70)	(0.70)	(0.71)	(0.90)	(0.90)
Net realized gain	(0.03)	(0.05)	—	—	—

Total dividends and distributions	(0.73)	(0.75)	(0.71)	(0.90)	(0.90)

Net asset value, end of year	$13.95	$14.58	$15.34	$15.30	$14.18

Market price, end of year	$13.26	$14.12	$14.70	$15.35	$14.08

Total Investment Return[2]

Based on net asset value	0.80%	(0.06)%	5.46%	14.72%	12.40%

Based on market price	(1.07)%	1.01%	0.73%	15.92%	13.04%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	0.99%	0.89%	0.90%	0.92%	0.93%

Total expenses after waiver and fees paid indirectly[4]	1.09%	0.89%	0.90%	0.92%	0.93%

Total expenses after waiver and before fees paid indirectly[4]	1.09%	0.90%	0.92%	0.93%	0.95%

Total expenses[4]	1.34%	1.21%	1.25%	1.25%	1.27%

Net investment income[4]	6.59%	6.53%	6.63%	6.77%	7.14%

Dividends to Preferred Shareholders	1.74%	1.69%	1.58%	0.96%	0.52%

Net investment income to Common Shareholders	4.85%	4.84%	5.05%	5.81%	6.62%

Supplemental Data

Net assets applicable to Common Shareholders, end of year (000)	$90,331	$94,314	$99,255	$98,853	$91,260

Preferred Shares outstanding at liquidation preference, end of year (000)	$41,675	$56,000	$56,000	$56,000	$56,000

Portfolio turnover	24%	30%	9%	21%	11%

Asset coverage per Preferred Share, end of year	$79,196	$67,107	$69,324	$69,138	$65,744

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	71

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	Year Ended August 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of year	$15.39	$16.02	$16.09	$15.09	$14.15

Net investment income	1.14 [1]	1.14	1.13	1.13	1.13
Net realized and unrealized gain (loss)	(0.57)	(0.56)	(0.02)	0.95	0.81
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.29)	(0.29)	(0.25)	(0.15)	(0.07)
Net realized gain	(0.01)	—	—	—	—

Net increase from investment operations	0.27	0.29	0.86	1.93	1.87

Dividends and distributions to Common Shareholders from:
Net investment income	(0.93)	(0.92)	(0.93)	(0.93)	(0.93)
Net realized gain	(0.02)	—	—	—	—

Total dividends and distributions	(0.95)	(0.92)	(0.93)	(0.93)	(0.93)

Net asset value, end of year	$14.71	$15.39	$16.02	$16.09	$15.09

Market price, end of year	$14.62	$16.32	$16.81	$15.85	$13.97

Total Investment Return[2]
Based on net asset value	1.62%	1.52%	5.51%	13.56%	13.97%

Based on market price	(4.76)%	2.60%	12.39%	20.83%	11.83%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.23%	1.00%	1.06%	1.06%	1.11%

Total expenses after waiver and fees paid indirectly[4]	1.25%	1.00%	1.06%	1.06%	1.11%

Total expenses after waiver and before fees paid indirectly[4]	1.25%	1.02%	1.09%	1.08%	1.12%

Total expenses[4]	1.63%	1.47%	1.56%	1.56%	1.60%

Net investment income[4]	7.45%	7.16%	7.16%	7.20%	7.57%

Dividends to Preferred Shareholders	1.90%	1.81%	1.60%	0.97%	0.48%

Net investment income to Common Shareholders	5.55%	5.35%	5.56%	6.23%	7.09%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$40,603	$42,160	$43,541	$43,460	$40,757

Preferred Shares outstanding at liquidation preference, end of year (000)	$22,400	$24,200	$24,200	$24,200	$24,200

Portfolio turnover	19%	23%	12%	3%	16%

Asset coverage per Preferred Share, end of year	$70,327	$68,560	$69,985	$69,899	$67,108

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

72	ANNUAL REPORT	AUGUST 31, 2008

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	Year Ended August 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$14.84	$15.47	$15.23	$14.16	$13.36

Net investment income	1.08 [1]	1.07	1.06	1.04	1.04
Net realized and unrealized gain (loss)	(0.55)	(0.67)	0.14	1.07	0.79
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.29)	(0.30)	(0.25)	(0.15)	(0.08)
Net realized gain	(0.01)	—	—	—	—

Net increase from investment operations	0.23	0.10	0.95	1.96	1.75

Dividends and distributions to Common Shareholders from:
Net investment income	(0.77)	(0.73)	(0.71)	(0.89)	(0.95)
Net realized gain	(0.02)	—	—	—	—

Total dividends and distributions	(0.79)	(0.73)	(0.71)	(0.89)	(0.95)

Net asset value, end of year	$14.28	$14.84	$15.47	$15.23	$14.16

Market price, end of year	$13.60	$14.22	$14.38	$14.02	$13.70

Total Investment Return[2]

Based on net asset value	1.70%	0.69%	6.93%	14.46%	13.50%

Based on market price	1.08%	3.80%	7.97%	8.91%	11.82%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and fees paid indirectly[3]	1.13%	1.00%	1.02%	1.04%	1.07%

Total expenses after waiver and before fees paid indirectly[3]	1.13%	1.01%	1.05%	1.05%	1.08%

Total expenses[3]	1.30%	1.25%	1.29%	1.30%	1.32%

Net investment income[3]	7.33%	6.92%	6.96%	7.04%	7.36%

Dividends to Preferred Shareholders	1.94%	1.94%	1.66%	0.99%	0.59%

Net investment income to Common Shareholders	5.39%	4.98%	5.30%	6.05%	6.77%

Supplemental Data

Net assets applicable to Common Shareholders, end of year (000)	$70,544	$73,302	$76,393	$75,193	$69,903

Preferred Shares outstanding at liquidation preference, end of year (000)	$44,650	$44,650	$44,650	$44,650	$44,650

Portfolio turnover	12%	27%	22%	27%	14%

Asset coverage per Preferred Share, end of year	$64,508	$66,048	$67,775	$67,113	$64,144

1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

ANNUAL REPORT	AUGUST 31, 2008	73

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	Year Ended August 31,

	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$15.57	$16.35	$16.34	$15.47	$14.46

Net investment income	1.11 [1]	1.11	1.10	1.10	1.09
Net realized and unrealized gain (loss)	(0.45)	(0.68)	0.04	0.80	0.86
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.30)	(0.27)	(0.26)	(0.16)	(0.07)
Net realized gain	—	(0.02)	—	—	—

Net increase from investment operations	0.36	0.14	0.88	1.74	1.88

Dividends and distributions to Common Shareholders from:
Net investment income	(0.90)	(0.87)	(0.87)	(0.87)	(0.87)
Net realized gain	—	(0.05)	—	—	—

Total dividends and distributions	(0.90)	(0.92)	(0.87)	(0.87)	(0.87)

Net asset value, end of year	$15.03	$15.57	$16.35	$16.34	$15.47

Market price, end of year	$19.50	$17.85	$18.45	$17.30	$15.34

Total Investment Return[2]

Based on net asset value	1.59%	0.21%	5.30%	11.52%	13.28%

Based on market price	14.97%	1.80%	12.23%	19.07%	12.79%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[3,4]	1.31%	1.09%	1.15%	1.18%	1.25%

Total expenses after waiver and fees paid indirectly[4]	1.34%	1.09%	1.15%	1.18%	1.25%

Total expenses after waiver and before fees paid indirectly[4]	1.34%	1.14%	1.22%	1.20%	1.26%

Total expenses[4]	1.70%	1.58%	1.68%	1.67%	1.73%

Net investment income[4]	7.14%	6.85%	6.83%	6.90%	7.15%

Dividends to Preferred Shareholders	1.90%	1.69%	1.60%	1.00%	0.47%

Net investment income to Common Shareholders	5.24%	5.16%	5.23%	5.90%	6.68%

Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$23,347	$24,053	$25,097	$24,966	$23,527

Preferred Shares outstanding at liquidation preference, end of year (000)	$12,175	$13,525	$13,525	$13,525	$13,525

Portfolio turnover	11%	12%	5%	5%	14%

Asset coverage per Preferred Share, end of year	$72,948	$69,463	$71,404	$71,158	$68,490

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.

See Notes to Financial Statements.

74	ANNUAL REPORT	AUGUST 31, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Insured Municipal Income Investment Trust (“Insured Investment”) (formerly BlackRock Florida Insured Municipal Income Trust), BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock Municipal Bond Investment Trust (“Bond Investment”) (formerly BlackRock Florida Municipal Bond Trust), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (all, collectively the “Trusts”) were organized as Delaware statutory trusts. Insured Municipal, Municipal Bond and Municipal Income II are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, closed-end management investment companies. Insured Investment, Bond Investment, California Insured, California Bond, California Income II, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered under the 1940 Act as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Trust determines, and makes available for publication the net asset value of its Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swaps are valued by quoted fair values received daily by the Trusts’ pricing service or through brokers. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Trusts may engage in various portfolio investment strategies both to increase the return of the Trusts and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts—Each Trust may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, a Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward interest rate swaps—Each Trust may enter into forward interest rate swaps. In a forward interest rate swap, a Trust and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. Changes in the value of the forward interest rate swap are recognized as unrealized gains and losses. When the agreement is closed, the Trust records a realized gain or loss in an amount equal to the value of the agreement. The Trusts generally intends to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Trusts will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts may leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds,

ANNUAL REPORT	AUGUST 31, 2008	75

Notes to Financial Statements (continued)

transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which a Trust has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Trusts include the right of the Trusts (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Trusts. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trusts, which typically invest the cash in additional municipal securities. The Trusts’ transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in each Trust’s Schedule of Investments and the proceeds from the transaction are reported as a liability of the Trusts.

Interest income from the underlying securities is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At August 31, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates were as follows:

	Underlying Municipal Securities Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

Insured Investment	$44,590,725	$31,604,874	1.809%-2.001%
Insured Municipal	$117,084,591	$78,959,602	1.731%-2.536%
Bond Investment	$5,377,813	$3,596,361	1.727%-1.900%
Municipal Bond	$15,654,625	$9,965,454	1.689%-2.001%
Municipal Income II	$61,105,362	$39,398,524	1.689%-2.511%
California Insured	$12,835,897	$8,932,521	1.755%-2.001%
California Bond	$3,048,827	$1,998,847	1.687%
California Income II	$17,796,412	$12,184,299	1.687%-1.728%
Maryland Bond	$3,044,910	$1,998,500	1.768%
New Jersey Bond	$1,588,525	$1,030,000	1.746%-1.911%
New York Insured	$21,690,492	$14,335,035	1.739%-2.001%
New York Bond	$2,488,035	$1,788,744	1.730%
Virginia Bond	$2,046,612	$1,330,000	1.701%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Trusts’ investments in TOBs likely will adversely affect the Trusts’ investment income and distributions to Common Shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect each Trust’s net asset values per share.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., futures and swaps) or certain borrowings, each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income on the Statements of Operations. For the year ended August 31, 2008, the Trusts had consent fees as follows:

Consent Fees

Bond Investment	$150,000
Municipal Bond	$525,000
Municipal Income II	$625,000
California Bond	$175,000
California Income II	$200,000
Maryland Bond	$100,000
New Jersey Bond	$100,000
New York Bond	$125,000
New York Income II	$200,000
Virginia Bond	$75,000

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 4.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

Effective February 29, 2008, the Trusts implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Trusts, and has determined that the adoption of FIN 48 does not have a material impact on the Trusts’ financial statements. Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the

76	ANNUAL REPORT	AUGUST 31, 2008

Notes to Financial Statements (continued)

Trusts’ U.S. federal tax returns remain open for the years ended August 31, 2005 through August 31, 2007. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match their deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income from affiliates on the Statements of Operations.

Other: Expenses directly related to each Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Advisor a monthly fee at an annual rate of 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts of each Trust’s average daily net assets. Average daily net assets is the average daily value of the Trusts’ total assets minus the sum of its accrued liabilities.

The Advisor has voluntarily agreed to waive a portion of the investment advisory fee. With respect to the Insured Trusts, the waiver, as a percentage of average daily net assets as follows: 0.20% for the first five years of each Trust’s operations, 0.15% in year six, 0.10% in year seven, and 0.05% in year eight. With respect to the Bond Trusts, the waiver, as a percentage of average daily net assets, is as follows: 0.30% for the first five years of each Trust’s operations, 0.25% in year six, 0.20% in year seven, 0.15% in year eight, 0.10% in year nine and 0.05% in year 10. With respect to the Income II Trusts, the waiver, as a percentage of average daily net assets, is as follows: 0.15% for the first five years of each Trust’s operations, 0.10% in year six through year seven, and 0.05% in year eight through year 10. For the year ended August 31, 2008, the Advisor waived the following amounts, which are included in fees waived by advisor on the Statements of Operations:

Insured Investment	$323,314
Insured Municipal	$969,339
Bond Investment	$188,759
Municipal Bond	$569,695
Municipal Income II	$533,719
California Insured	$195,365
California Bond	$191,588
California Income II	$188,436
Maryland Bond	$107,549
New Jersey Bond	$127,343
New York Insured	$237,219
New York Bond	$154,168
New York Income II	$117,305
Virginia Bond	$87,775

ANNUAL REPORT	AUGUST 31, 2008	77

Notes to Financial Statements (continued)

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by advisor on the Statements of Operations. For the year ended August 31, 2008, the amounts were as follows:

Insured Investment	$42,017
Insured Municipal	$33,008
Bond Investment	$17,283
Municipal Bond	$11,236
Municipal Income II	$36,070
California Insured	$27,113
California Bond	$22,097
California Income II	$609
Maryland Bond	$8,454
New Jersey Bond	$5,224
New York Bond	$4,860
New York Income II	$8,654

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, with respect to each Trust, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

For the year ended August 31, 2008, the Trusts reimbursed the Advisor for certain accounting services. The reimbursements, which are included in accounting services on the Statements of Operations, were as follows:

Insured Investment	$2,132
Insured Municipal	$6,359
Bond Investment	$847
Municipal Bond	$2,646
Municipal Income II	$5,605
California Insured	$1,329
California Bond	$857
California Income II	$2,041
Maryland Bond	$505
New Jersey Bond	$566
New York Insured	$1,560
New York Bond	$698
New York Income II	$1,233
Virginia Bond	$398

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investment securities, excluding short-term investments, for the year ended August 31, 2008 were as follows:

	Purchases	Sales

Insured Investment	$57,487,097	$57,426,235
Insured Municipal	$230,328,403	$244,213,383
Bond Investment	$23,210,777	$24,611,469
Municipal Bond	$63,781,885	$69,219,581
Municipal Income II	$110,865,287	$122,338,665
California Insured	$40,825,545	$48,880,980
California Bond	$18,364,969	$20,865,842
California Income II	$62,558,369	$74,254,338
Maryland Bond	$6,961,269	$8,832,042
New Jersey Bond	$8,765,883	$9,117,622
New York Insured	$37,318,048	$34,499,538
New York Bond	$12,355,567	$11,836,759
New York Income II	$13,163,497	$14,751,321
Virginia Bond	$4,103,986	$6,608,385

4. Capital Share Transactions:

Common Shares

Each of the Trusts are authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. Each Trust’s Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Shares issued and outstanding during the years ended August 31, 2008 and August 31, 2007 increased by the following amounts as a result of dividend reinvestment:

	Year Ended August 31, 2008	Year Ended August 31, 2007

Insured Municipal	10,322	—
Bond Investment	6,553	10,341
Municipal Bond	58,148	63,348
Municipal Income II	91,244	128,267
California Insured	1,344	587
California Bond	22,468	21,441
California Income II	5,688	9,405
Maryland Bond	8,599	8,328
New Jersey Bond	10,138	10,244
New York Insured	5,180	—
New York Bond	20,407	21,768
New York Income II	1,272	1,781
Virginia Bond	8,252	9,277

Preferred Shares

The Preferred Shares have a liquidation value of $25,000 per share plus accrued and unpaid dividends, that entitle their holders to receive cash dividends at varying annualized rates for each dividend period.

The Trusts may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference plus any accumulated unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation prefer-

78	ANNUAL REPORT	AUGUST 31, 2008

Notes to Financial Statements (continued)

ence plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Statements of Preferences/Articles Supplementary/Certificates of Designation, as applicable, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding and effective yields at August 31, 2008:

	Series	Shares	Yields

Insured Investment	M-7	1,775	2.802%

Insured Municipal	M-7	1,999	2.802%
	R-7	1,999	2.802%
	F-7	1,999	2.802%

Bond Investment	W-7	1,047	2.772%

Municipal Bond	T-7	1,610	2.742%
	R-7	1,610	2.802%

Municipal Income II	M-7	1,660	2.803%
	T-7	1,661	2.742%
	W-7	1,660	2.772%
	R-7	1,661	2.803%

California Insured	F-7	1,502	2.802%

California Bond	F-7	1,119	2.802%

California Income II	T-7	1,195	2.741%
	R-7	1,195	2.803%

Maryland Bond	R-7	640	2.802%

New Jersey Bond	M-7	768	2.802%

New York Insured	R-7	1,667	2.802%

New York Bond	T-7	896	2.742%

New York Income II	W-7	1,786	2.772%

Virginia Bond	R-7	487	2.802%

Each Trust pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. For the year ended August 31, 2008, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

Commissions

Insured Investment	$4,930
Insured Municipal	$19,387
Bond Investment	$5,320
Municipal Bond	$35,916
Municipal Income II	$176,263
California Insured	$2,980
California Bond	$6,104
California Income II	$69,547
Maryland Bond	$3,725
New Jersey Bond	$12,946
New York Insured	$7,060
New York Bond	$8,146
New York Income II	$37,649
Virginia Bond	$2,372

On June 4, 2008, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption dates:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

Insured Investment	M-7	6/24/08	1,265	$31,625,000

Insured Municipal	M-7	6/24/08	1,054	$26,350,000
	R-7	6/27/08	1,054	$26,350,000
	F-7	6/30/08	1,054	$26,350,000

Bond Investment	W-7	6/26/08	144	$3,600,000

Municipal Bond	T-7	6/25/08	200	$5,000,000
	R-7	6/27/08	200	$5,000,000

Municipal Income II	M-7	6/24/08	395	$9,875,000
	T-7	6/25/08	395	$9,875,000
	W-7	6/26/08	395	$9,875,000
	R-7	6/27/08	395	$9,875,000

California Insured	F-7	6/30/08	358	$8,950,000

California Bond	F-7	6/30/08	80	$2,000,000

California Income II	T-7	6/25/08	244	$6,100,000
	R-7	6/27/08	244	$6,100,000

Maryland Bond	R-7	6/27/08	80	$2,000,000

New Jersey Bond	M-7	6/24/08	41	$1,025,000

New York Insured	R-7	6/27/08	573	$14,325,000

New York Bond	T-7	6/25/08	72	$1,800,000

Virginia Bond	R-7	6/27/08	54	$1,350,000

The Trusts financed the Preferred Share redemptions with cash received from TOB transactions.

Shares issued and outstanding for the year ended August 31, 2007 remained constant.

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. During the year ended August 31, 2008, the Preferred Shares of the Trusts were successfully remarketed at each remar-keting date until February 13, 2008. The low, high and average dividend rates on the Preferred Shares for each Trust for the year ended August 31, 2008 were as follows:

ANNUAL REPORT	AUGUST 31, 2008	79

Notes to Financial Statements (continued)

	Series	Low	High	Average

Insured Investment	M-7	2.483%	4.860%	2.883%

Insured Municipal	M-7	2.400%	4.508%	3.212%
	R-7	1.950%	4.508%	3.121%
	F-7	2.000%	4.560%	3.159%

Bond Investment	W-7	2.480%	4.780%	3.273%

Municipal Bond	T-7	2.535%	6.000%	3.598%
	R-7	2.458%	6.000%	3.551%

Municipal Income II	M-7	2.483%	4.600%	3.446%
	T-7	2.536%	4.399%	3.383%
	W-7	2.481%	4.500%	3.424%
	R-7	2.459%	4.600%	3.433%

California Insured	F-7	2.483%	4.508%	3.120%

California Bond	F-7	2.483%	4.970%	3.417%

California Income II	T-7	2.536%	4.356%	3.222%
	R-7	2.350%	4.508%	3.284%

Maryland Bond	R-7	2.000%	4.900%	3.281%

New Jersey Bond	M-7	2.483%	4.810%	3.357%

New York Insured	R-7	2.100%	6.000%	3.196%

New York Bond	T-7	2.535%	5.500%	3.365%

New York Income II	W-7	2.090%	4.356%	3.221%

Virginia Bond	R-7	2.458%	4.860%	3.415%

Since February 13, 2008, the Preferred Shares of the Trusts failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 2.458% to 4.508%. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Trusts’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Shares may not have the ability to sell the Preferred Shares at its liquidation preference.

80	ANNUAL REPORT	AUGUST 31, 2008

Notes to Financial Statements (continued)

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or on net asset values per share. The following permanent differences as of August 31, 2008 attributable to the reclassification of distributions, amortization methods on fixed income securities, non-deductible expenses and the tax classification of distributions received from a regulated investment company were reclassified to the following accounts:

	Insured Municipal	Bond Investment	Municipal Bond	Municipal Income II	California Insured	California Bond

Increase (decrease) paid-in capital	$—	$(216)	$—	$(5,289)	$—	$—
Increase (decrease) undistributed net investment income	(86)	216	(589)	4,972	(58)	(29)
Increase (decrease) accumulated net realized gain (loss)	86	—	589	317	58	29

	California Income II	Maryland Bond	New York Bond	Virginia Bond

Increase (decrease) paid-in capital	$(1,793)	$(791)	$(889)	$(560)
Increase (decrease) undistributed net investment income	1,793	791	889	560
Increase (decrease) accumulated net realized gain (loss)	—	—	—	—

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	Insured Investment	Insured Municipal	Bond Investment	Municipal Bond	Municipal Income II	California Insured	California Bond

Tax-exempt income
8/31/08	$8,537,681	$26,084,992	$4,002,593	$12,276,190	$26,211,919	$5,060,164	$3,981,070
8/31/07	$8,790,601	$26,427,245	$4,166,843	$13,776,807	$28,834,088	$5,174,303	$4,187,271

Ordinary income
8/31/08	—	—	130,903	767,868	555,732	—	152,539
8/31/07	—	472,264	—	—	—	—	—

Long-term capital gain
8/31/08	—	—	—	1,005,577	—	—	—
8/31/07	—	1,377,279	—	—	—	—	—

Total
8/31/08	$8,537,681	$26,084,992	$4,133,496	$14,049,635	$26,767,651	$5,060,164	$4,133,609

8/31/07	$8,790,601	$28,276,788	$4,166,843	$13,776,807	$28,834,088	$5,174,303	$4,187,271

	California Income II	Maryland Bond	New Jersey Bond	New York Insured	New York Bond	New York Income II	Virginia Bond

Tax-exempt income
8/31/08	$8,339,031	$2,261,125	$2,765,306	$6,143,118	$3,241,520	$5,062,849	$1,789,269
8/31/07	$8,653,938	$2,357,909	$2,824,513	$6,166,546	$3,314,543	$5,084,774	$1,761,510

Ordinary income
8/31/08	174,151	85,254	86,258	—	108,227	172,985	63,559
8/31/07	—	—	—	—	—	—	—

Long-term capital gain
8/31/08	—	40,379	28,734	303,996	81,671	120,168	—
8/31/07	—	2,830	—	437,259	—	—	106,815

Total
8/31/08	$8,513,182	$2,386,758	$2,880,298	$6,447,114	$3,431,418	$5,356,002	$1,852,828

8/31/07	$8,653,938	$2,360,739	$2,824,513	$6,603,805	$3,314,543	$5,084,774	$1,868,325

ANNUAL REPORT	AUGUST 31, 2008	81

Notes to Financial Statements (continued)

As of August 31, 2008, the tax components of accumulated earnings (losses) were as follows:

	Insured Investment	Insured Municipal	Bond Investment	Municipal Bond	Municipal Income II	California Insured	California Bond

Undistributed tax-exempt income	$779,097	$2,593,244	$166,336	$440,186	$409,447	$312,531	$—
Undistributed ordinary income	—	—	—	—	—	—	—
Capital loss carryforwards	(469,401)	(4,761,864)	(45,701)	(1,183,459)	(6,746,725)	(1,069,649)	(477,260)
Net unrealized gains (losses)*	71,889	(1,803,645)	2,173,063	(2,027,109)	(7,799,541)	218,683	2,717,172

Total Accumulated Net Earnings (Losses)	$381,585	$(3,972,265)	$2,293,698	$(2,770,382)	$(14,136,819)	$(538,435)	$2,239,912

	California Income II	Maryland Bond	New Jersey Bond	New York Insured	New York Bond	New York Income II	Virginia Bond

Undistributed tax-exempt income	$243,058	$159,207	$182,631	$729,402	$147,836	$512,324	$280,607
Undistributed ordinary income	—	275	—	—	—	—	75,569
Undistributed long-term net capital gains (capital loss carryforwards)	(3,699,611)	8,921	(25,168)	—	—	(453,296)	255,705
Net unrealized gains (losses)*	2,227,125	402,182	(211,041)	(2,250,694)	1,270,893	426,139	691,902

Total Accumulated Net Earnings (Losses)	$(1,229,428)	$570,585	$(53,578)	$(1,521,292)	$1,418,729	$485,167	$1,303,783

*

The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the difference between book and tax treatment of residual interests in tender option bond trusts, the deferral of compensation to trustees, the timing of income recognition on partnership interests and the deferral of post-October capital losses for tax purposes.

As of August 31, 2008, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires August 31,	Insured Investment	Insured Municipal	Bond Investment	Municipal Bond	Municipal Income II	California Insured	California Bond

2012	$—	$—	$—	$—	$(5,097,889)	$—	$(477,260)
2013	(218,563)	—	—	—	—	(717,737)	—
2014	—	—	—	—	—	—	—
2015	—	(1,544,099)	(45,701)	—	—	—	—
2016	(250,838)	(3,217,765)	—	(1,183,459)	(1,648,836)	(351,912)	—

Total	$(469,401)	$(4,761,864)	$(45,701)	$(1,183,459)	$(6,746,725)	$(1,069,649)	$(477,260)

Expires August 31,	California Income II	New Jersey Bond	New York Income II

2012	$(3,224,992)	$—	$—
2013	—	—	—
2014	—	—	—
2015	(360,789)	—	(70,160)
2016	(113,830)	(25,168)	(383,136)

Total	$(3,699,611)	$(25,168)	$(453,296)

82	ANNUAL REPORT	AUGUST 31, 2008

Notes to Financial Statements (continued)

6. Concentration Risk:

Each Trust’s investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

7. Subsequent Events:

The Trusts paid a net investment income dividend to Common Shareholders in the following amounts per share on October 1, 2008 to shareholders of record on September 15, 2008:

Common Dividend Per Share

Insured Investment	$0.058000
Insured Municipal	$0.061000
Bond Investment	$0.068800
Municipal Bond	$0.072500
Municipal Income II	$0.066000
California Insured	$0.056000
California Bond	$0.062000
California Income II	$0.057000
Maryland Bond	$0.065400
New Jersey Bond	$0.070500
New York Insured	$0.058000
New York Bond	$0.068000
New York Income II	$0.062500
Virginia Bond	$0.072428

The dividends declared on Preferred Shares for the period September 1, 2008 to September 30, 2008 were as follows:

	Series	Dividends Declared

Insured Investment	M-7	$161,627

Insured Municipal	M-7	$182,027
	R-7	$216,571
	F-7	$175,837

Bond Investment	W-7	$113,436

Municipal Bond	T-7	$163,664
	R-7	$174,427

Municipal Income II	M-7	$151,191
	T-7	$168,856
	W-7	$179,867
	R-7	$179,973

California Insured	F-7	$132,119

California Bond	F-7	$98,430

California Income II	T-7	$121,483
	R-7	$129,484

Maryland Bond	R-7	$69,337

New Jersey Bond	M-7	$69,933

New York Insured	R-7	$180,602

New York Bond	T-7	$91,083

New York Income II	W-7	$193,520

Virginia Bond	R-7	$52,761

On September 12, 2008, the Board of Insured Investment, Insured Municipal, California Insured and New York Insured voted unanimously to change certain investment guidelines of the Trusts. Under normal circumstances, the Trusts are required to invest at least 80% of their managed assets in municipal bonds either (i) insured under an insurance policy purchased by the Trusts or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party. Historically, the Trusts have had an additional non-fundamental investment policy limiting their purchases of insured municipal bonds to those bonds insured by insurance providers with claims-paying abilities rated AAA or Aaa at the time of investment.

Following the onset of the credit and liquidity crises currently troubling the financial markets, the applicable rating agencies lowered the claims-paying ability rating of most of the municipal bond insurance providers below the highest rating category. As a result, the Advisor recommended, and the Board approved, an amended policy with respect to the purchase of insured municipal bonds that such bonds must be insured by insurance providers or other entities with claims-paying abilities rated at least investment grade. This investment grade restriction is measured at the time of investment, and the Trusts will not be required to dispose of municipal bonds they hold in the event of subsequent downgrades. The Trusts’ new investment policy is, under normal conditions, to invest at least 80% of their assets in municipal bonds insured by insurers or other entities with claims-paying abilities rated AAA or Aaa at the time of investment. Due to recent downgrades, some of the insurers insuring a portion of the Trusts’ current holdings are already rated below the highest rating category.

In addition, on September 12, 2008, the Board of Insured Investment and Bond Investment (formerly BlackRock Florida Insured Municipal Income Trust and BlackRock Florida Municipal Bond Trust, respectively) voted unanimously to change a non-fundamental investment policy of the Trusts, and to rename the Trusts “BlackRock Insured Municipal Income Investment Trust” and “BlackRock Municipal Bond Investment Trust” respectively. The Trusts’ previous policy required the Trusts, under normal circumstances, to invest at least 80% of their total assets in Florida municipal bonds insured by insurers with claims-paying abilities rated AAA or Aaa at the time of investment. Due to the repeal of the Florida Intangible Personal Property Tax as of January 2007, the Board has approved an amended policy allowing the Trusts flexibility to invest in municipal obligations regardless of geographic location, as well as revising the policy with respect to the claims-paying ability rating adopted by the Trusts. Under current market conditions, the Advisor anticipates that it will gradually reposition each Trust’s portfolio over time and that during such period the Trusts may continue to hold a substantial portion of their assets in Florida municipal bonds. At this time, it is uncertain how long the repositioning may take, and the Trusts will continue to be subject to risks associated with investing a significant portion of their assets in Florida municipal bonds until the repositioning is complete.

The changes to the Trusts’ non-fundamental investment policies described above do not alter the Trusts’ investment objectives.

The Advisor and the Board believe the amended policies will allow the Advisor to better manage the Trusts’ portfolios in the best interests of the Trusts’ shareholders and meet the Trusts’ investment objectives.

ANNUAL REPORT	AUGUST 31, 2008	83

Notes to Financial Statements (concluded)

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close in the first quarter of 2009.

As of August 31, 2008, Municipal Bond and Municipal Income II held bonds guaranteed by Lehman Brothers Holdings Inc. (“Lehman”) valued at $908,200 and $1,153,414, respectively. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy, which adversely impacted the value of the bonds. Collectability of principal and interest on these bonds is not guaranteed.

84	ANNUAL REPORT	AUGUST 31, 2008

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of:
BlackRock Insured Municipal Income Investment Trust
BlackRock Insured Municipal Income Trust
BlackRock Municipal Bond Investment Trust
BlackRock Municipal Bond Trust
BlackRock Municipal Income Trust II
BlackRock California Insured Municipal Income Trust
BlackRock California Municipal Bond Trust
BlackRock California Municipal Income Trust II
BlackRock Maryland Municipal Bond Trust
BlackRock New Jersey Municipal Bond Trust
BlackRock New York Insured Municipal Income Trust
BlackRock New York Municipal Bond Trust
BlackRock New York Municipal Income Trust II
BlackRock Virginia Municipal Bond Trust:

We have audited the accompanying statements of assets and liabilities of BlackRock Insured Municipal Income Investment Trust (formerly BlackRock Florida Insured Municipal Income Trust), BlackRock Insured Municipal Income Trust, BlackRock Municipal Bond Investment Trust (formerly BlackRock Florida Municipal Bond Trust), BlackRock Municipal Bond Trust, BlackRock Municipal Income Trust II, BlackRock California Insured Municipal Income Trust, BlackRock California Municipal Bond Trust, BlackRock California Municipal Income Trust II, BlackRock Maryland Municipal Bond Trust, BlackRock New Jersey Municipal Bond Trust, BlackRock New York Insured Municipal Income Trust, BlackRock New York Municipal Bond Trust, BlackRock New York Municipal Income Trust II, and BlackRock Virginia Municipal Bond Trust (each a “Trust” and collectively the “Trusts”), including the schedules of investments, as of August 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended August 31, 2008. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures include confirmation of the securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of August 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended August 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
October 27, 2008

ANNUAL REPORT	AUGUST 31, 2008	85

Important Tax Information

All of the net investment income distributions paid by BlackRock Insured Municipal Income Investment Trust, BlackRock Insured Municipal Income Trust and BlackRock California Insured Municipal Income Trust during the taxable year ended August 31, 2008 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following tables summarize the taxable per share distributions paid by the following Trusts during the taxable year ended August 31, 2008:

BlackRock Municipal Bond Investment Trust	Payable Date	Ordinary Income

Common Shareholders	1/14/2008	$0.029219
Preferred Shareholders:
Series W7	4/10/2008	$28.23

BlackRock Municipal Bond Trust	Payable Date	Ordinary Income	Long-Term Capital Gains

Common Shareholders:	12/31/2007	$0.022094	$0.074385
	1/14/2008	$0.034702	None
Preferred Shareholders:
Series T7	11/28/2007	$4.94	$16.64
	12/5/2007	$6.59	$22.18
	12/12/2007	$5.49	$18.48
	4/9/2008	$31.11	None
	12/19/2007	$2.77	$9.34
Series R7	11/23/2007	$5.05	$17.00
	11/30/2007	$6.59	$22.18
	12/7/2007	$4.94	$16.64
	12/14/2007	$3.02	$10.18
	4/11/2008	$30.81	None

BlackRock Municipal Income Trust II	Payable Date	Ordinary Income

Common Shareholders	1/14/2008	$0.017869
Preferred Shareholders:
Series M7	4/8/2008	$17.30
Series T7	4/9/2008	$17.34
Series W7	4/10/2008	$17.55
Series R7	4/11/2008	$17.44

BlackRock California Municipal Bond Trust	Payable Date	Ordinary Income

Common Shareholders	1/14/2008	$0.03378
Preferred Shareholders:
Series F7	4/14/2008	$31.53

BlackRock California Municipal Income Trust II	Payable Date	Ordinary Income

Common Shareholder	1/14/2008	$0.015741
Preferred Shareholders:
Series T7	4/9/2008	$16.64
Series R7	4/11/2008	$16.93

BlackRock Maryland Municipal Bond Trust	Payable Date	Ordinary Income	Long-Term Capital Gains

Common Shareholders:	12/31/2007	None	$.014651
	1/14/2008	$0.030933	None
Preferred Shareholders:
Series R7	11/23/2008	None	$14.67
	4/11/2008	$30.97	None

BlackRock New Jersey Municipal Bond Trust	Payable Date	Ordinary Income	Long-Term Capital Gains

Common Shareholders:	12/31/2007	None	$0.009532
	1/14/2008	$.028614	None
Preferred Shareholders:
Series M7	11/27/2007	None	$8.48
	4/7/2008	$25.46	None

BlackRock New York Insured Municipal Income Trust	Payable Date	Ordinary Income	Long-Term Capital Gains

Common Shareholders	12/31/2007	None	$0.034240
Preferred Shareholders:
Series W7	4/10/2008	None	$27.81
Series F7	4/14/2008	None	$27.56

BlackRock New York Municipal Bond Trust	Payable Date	Ordinary Income	Long-Term Capital Gains

Common Shareholders:	12/31/2007	None	$0.022584
	1/14/2008	$0.029927	None
Preferred Shareholders:
Series T7	11/28/2007	None	$20.28
	4/9/2008	$26.88	None

BlackRock New York Municipal Income Trust II	Payable Date	Ordinary Income	Long-Term Capital Gains

Common Shareholders:	12/31/2007	None	$0.017157
	1/14/2008	$0.024698	None
Preferred Shareholders:
Series W7	11/29/2007	None	$12.33
	12/6/2007	None	$7.50
	4/10/2008	$28.54	None

BlackRock Virginia Municipal Bond Trust	Payable Date	Ordinary Income

Common Shareholders:	1/14/2008	$0.031152
Preferred Shareholders;
Series R7	4/11/2008	$28.37

All other net investment income distributions paid by the Trusts during the taxable year ended August 31, 2008 qualify as tax-exempt interest dividends for Federal income tax purposes.

86	ANNUAL REPORT	AUGUST 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (collectively, the “Board,” the members of which are referred to as “Trustees”) of the BlackRock California Insured Municipal Income Trust (“BCK”), BlackRock Municipal Income Trust II (“BLE”), BlackRock California Municipal Bond Trust (“BZA”), BlackRock California Municipal Income Trust II (“BCL”), BlackRock Insured Municipal Income Investment Trust (formerly, BlackRock Florida Insured Municipal Income Trust) (“BAF”), BlackRock Municipal Bond Investment Trust (formerly, BlackRock Florida Municipal Bond Trust) (“BIE”), BlackRock New Jersey Municipal Bond Trust (“BLJ”), BlackRock Insured Municipal Income Trust (“BYM”), BlackRock Maryland Municipal Bond Trust (“BZM”), BlackRock Municipal Bond Trust (“BBK”), BlackRock New York Insured Municipal Income Trust (“BSE”), BlackRock New York Municipal Bond Trust (“BQH”), BlackRock New York Municipal Income Trust II (“BFY”) and BlackRock Virginia Municipal Bond Trust (“BHV,” and together with BCK, BLE, BZA, BCL, BAF, BIE, BLJ, BYM, BZM, BBK, BSE, BQH and BFY, the “Funds”) met in April and May 2008 to consider approving the continuation of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Advisor”), each Fund’s investment advisor. The Board also considered the approval of each Fund’s subadvisory agreement (each, a “Subadvisory Agreement” and, together with the “Advisory Agreement,” the “Agreements”) between the Advisor and BlackRock Financial Management, Inc. (the “Subadvisor”). The Advisor and the Subadvisor are collectively referred to herein as the “Advisors” and, together with BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

The Board of each Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board has established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates, each Fund entered into an Advisory Agreement and a Subadvisory Agreement, each with an initial two-year term. Consistent with the 1940 Act, after the Advisory Agreement’s and Subadvisory Agreement’s respective initial two-year term, the Board is required to consider the continuation of each Fund’s Advisory Agreement and Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration and other fees paid to BlackRock and its affiliates by each Fund, as applicable; (c) Fund operating expenses paid to third parties; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, the Trustees received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by each Fund to the Advisors, including comparisons, compiled by Lipper Inc. (“Lipper”), an independent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives (“Peers”); (d) the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and “fallout” benefits to BlackRock; (g) economies of scale, if any, generated through the Advisors’ management of all of the BlackRock closed-end funds (the “Fund Complex”); (h) the expenses of each Fund, including comparisons of each such Fund’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; (i) an internal comparison of management fees classified by Lipper, if applicable; and (j) each Fund’s performance for the past one-, three- and five-year periods, as applicable, as well as each Fund’s performance compared to its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds.

ANNUAL REPORT	AUGUST 31, 2008	87

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

The Independent Trustees reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008. At the Board meeting on April 22, 2008, BlackRock made a presentation to and responded to questions from the Board. Following the meeting on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Trustees prior to the meetings on May 29 and 30, 2008. At the Board meetings on May 29 and 30, 2008, BlackRock responded to further questions from the Board. In connection with BlackRock’s presentations, the Board considered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission (“SEC”) statements relating to the renewal of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to each Fund, including the following: the nature, extent and quality of the services provided by the Advisors; the investment performance of each Fund; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Funds; the extent to which economies of scale would be realized as the Fund Complex grows; and whether BlackRock realizes other benefits from its relationship with the Funds.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Fund, narrative and statistical information concerning each Fund’s performance record and how such performance compares to each Fund’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Board noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Board. The Board further considered the quality of the Advisors’ investment process in making portfolio management decisions.

In addition to advisory services, the Trustees considered the quality of the administrative and non-investment advisory services provided to the Funds. The Advisors and their affiliates provided each Fund with such administrative and other services, as applicable (in addition to any such services provided by others for the Funds), and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Advisors and their affiliates provided each Fund with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and the Funds’ websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). The Board considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: As previously noted, the Board received performance information regarding each Fund and its Peers. Among other things, the Board received materials reflecting each Fund’s historic performance and each Fund’s one-, three- and five-year total returns (as applicable) relative to its Peers (including the Peers’ median performance). The Board was provided with a description of the methodology used by Lipper to select each Fund’s Peers. The Board noted that it regularly reviews the performance of each Fund throughout the year. The Board reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings.

The Board noted that in general the Funds performed better than their respective Peers in that their performance was at or above the median of their respective Peers in at least two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: In evaluating the management fees and expenses that each Fund is expected to bear, the Board considered each Fund’s current management fee structure and each Fund’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed comparisons of each Fund’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of applicable Peers. The Board also reviewed a narrative analysis of the Peer rankings prepared by Lipper and summarized by BlackRock at the request of the Board. This summary placed the Peer rankings into context by analyzing various factors that affect these comparisons.

The Board noted that each of BCK, BLE, BZA, BCL, BAF, BBK, BSE, BQH, BYM and BFY paid contractual management fees lower than or equal to the median contractual fees paid by each Fund’s respective Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

88	ANNUAL REPORT	AUGUST 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

The Board noted that, although BLJ paid contractual management fees higher than the median of its Peers, such fees were no more than 5 basis points greater than the median amount and therefore considered not to be materially higher than its Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

The Board noted that, although BIE, BZM and BHV paid contractual management fees that were higher than the median of their respective Peers, each Fund’s actual management fees were below the median of its respective Peers.

The Board also compared the management fees charged and services provided by the Advisors to closed-end funds in general versus other types of clients (such as open-end investment companies and separately managed institutional accounts) in similar investment categories. The Board noted certain differences in services provided and costs incurred by the Advisor with respect to closed-end funds compared to these other types of clients and the reasons for such differences.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors.

D. Profitability of BlackRock: The Board also considered BlackRock’s profitability in conjunction with its review of fees. The Board reviewed BlackRock’s profitability with respect to the Fund Complex and other fund complexes managed by the Advisors. In reviewing profitability, the Board recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Board also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Board also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

The Board recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s operating margin compared to the operating margin estimated by BlackRock for a leading investment management firm whose operations consist primarily of advising closed-end funds. The comparison indicated that BlackRock’s operating margin was approximately the same as the operating margin of such firm.

In evaluating the reasonableness of the Advisors’ compensation, the Board also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services, if applicable. The Board noted that these payments were less than the Advisors’ costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive, which are attributable to their management of the Fund.

E. Economies of Scale: In reviewing each Fund’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund’s fee structure, for example through the use of breakpoints for the Fund or the Fund Complex. In this regard, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints because closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The Board noted that only three closed-end funds in the Fund Complex have breakpoints in their fee structures. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure. The Board found, based on its review of comparable funds, that each Fund’s management fee is appropriate in light of the scale of the respective Fund.

F. Other Factors: In evaluating fees, the Board also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Funds (“fall-out benefits”). The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Funds, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Funds’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

Conclusion with Respect to the Agreements

In reviewing and approving the continuation of the Agreements, the Trustees did not identify any single factor discussed above as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The Trustees, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Fund, was acceptable for each Fund and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that each Fund’s fees are reasonable in light of the services provided to the respective Fund and that each Agreement should be approved.

ANNUAL REPORT	AUGUST 31, 2008	89

Automatic Dividend Reinvestment Plans

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078 or by calling (800) 699-1BFM. All overnight correspondence should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021.

See Notes to Financial Statements.

90	ANNUAL REPORT	AUGUST 31, 2008

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees[1]

Richard E. Cavanagh 40 East 52nd Street New York, NY 10022 1946	Chairman of the Board and Trustee	Since 1994

Trustee, Aircraft Finance Trust since 1999; Director, The Guardian Life Insurance Company of America since 1998; Chairman and Trustee, Educational Testing Service since 1997; Director, The Fremont Group since 1996; Formerly President and Chief Executive Officer of The Conference Board, Inc. (global business research organization) from 1995 to 2007.

				113 Funds 110 Portfolios	Arch Chemical (chemical and allied products)

Karen P. Robards 40 East 52nd Street New York, NY 10022 1950	Vice Chair of the Board, Chair of the Audit Committee and Trustee	Since 2007

Partner of Robards & Company, LLC, (financial advisory firm) since 1987; Co-founder and Director of the Cooke Center for Learning and Development, (a not-for-profit organization) since 1987; Formerly Director of Enable Medical Corp. from 1996 to 2005; Formerly an investment banker at Morgan Stanley from 1976 to 1987.

				112 Funds 109 Portfolios	AtriCure, Inc. (medical devices); Care Investment Trust, Inc. (health care REIT)

G. Nicholas Beckwith, III 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007

Chairman and Chief Executive Officer, Arch Street Management, LLC (Beckwith Family Foundation) and various Beckwith property companies since 2005; Chairman of the Board of Directors, University of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side Hospital Foundation since 1977; Board of Directors, Beckwith Institute for Innovation In Patient Care since 1991; Member, Advisory Council on Biology and Medicine, Brown University since 2002; Trustee, Claude Worthington Benedum Foundation (charitable foundation) since 1989; Board of Trustees, Chatham College since 1981; Board of Trustees, University of Pittsburgh since 2002; Emeritus Trustee, Shady Side Academy since 1977; Formerly Chairman and Manager, Penn West Industrial Trucks LLC (sales, rental and servicing of material handling equipment) from 2005 to 2007; Formerly Chairman, President and Chief Executive Officer, Beckwith Machinery Company (sales, rental and servicing of construction and equipment) from 1985 to 2005; Formerly Board of Directors, National Retail Properties (REIT) from 2006 to 2007.

				112 Funds 109 Portfolios	None

Kent Dixon 40 East 52nd Street New York, NY 10022 1937	Trustee And Member of the Audit Committee	Since 1988	Consultant/Investor since 1988.	113 Funds 110 Portfolios	None

Frank J. Fabozzi 40 East 52nd Street New York, NY 10022 1948	Trustee and Member of the Audit Committee	Since 1988

Consultant/Editor of The Journal of Portfolio Management since 2006; Professor in the Practice of Finance and Becton Fellow, Yale University, School of Management, since 2006; Formerly Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.

				113 Funds 110 Portfolios	None

ANNUAL REPORT	AUGUST 31, 2008	91

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees[1]

Kathleen F. Feldstein 40 East 52nd Street New York, NY 10022 1941	Trustee	Since 2005

President of Economics Studies, Inc. (private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital since 2000; Member of the Corporation of Partners Community Healthcare, Inc. since 2005; Member of the Corporation of Partners HealthCare since 1995; Member of the Corporation of Sherrill House (healthcare) since 1990; Trustee, Museum of Fine Arts, Boston since 1992; Member of the Visiting Committee to the Harvard University Art Museum since 2003; Trustee, The Committee for Economic Development (research organization) since 1990; Member of the Advisory Board to the International School of Business, Brandeis University since 2002; Formerly Director of Bell South (communications) from 1998 to 2006; Formerly Director of Ionics (water purification) from 1992 to 2005; Formerly Director of John Hancock Financial Services from 1994 to 2003; Formerly Director of Knight Ridder (media) from 1998 to 2006.

				113 Funds 110 Portfolios	The McClatchy Company (publishing)

James T. Flynn 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Formerly Chief Financial Officer of JP Morgan & Co., Inc. from 1990 to 1995.	112 Funds 109 Portfolios	None

Jerrold B. Harris 40 East 52nd Street New York, NY 10022 1942	Trustee	Since 2007	Trustee, Ursinus College since 2000; Director, Troemner LLC (scientific equipment) since 2000.	112 Funds 109 Portfolios	BlackRock-Kelso Capital Corp.

R. Glenn Hubbard 40 East 52nd Street New York, NY 10022 1958	Trustee	Since 2004

Dean of Columbia Business School since 2004; Columbia faculty member since 1988; Formerly Co-Director of Columbia Business School’s Entrepreneurship Program from 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School since 1985 and at the University of Chicago since 1994; Formerly Chairman of the U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.

				113 Funds 110 Portfolios	ADP (data and information services), KKR Financial Corporation (finance), Duke Realty (real estate), Metropolitan Life Insurance Company (insurance), Information Services Group (media/technology)

W. Carl Kester 40 East 52nd Street New York, NY 10022 1951	Trustee and Member of the Audit Committee	Since 2007

Mizuho Financial Group Professor of Finance, Harvard Business School. Deputy Dean for Academic Affairs since 2006; Unit Head, Finance, Harvard Business School, from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program of Harvard Business School, from 1999 to 2005; Member of the faculty of Harvard Business School since 1981; Independent Consultant since 1978.

				112 Funds 109 Portfolios	None

Robert S. Salomon, Jr. 40 East 52nd Street New York, NY 10022 1936	Trustee and Member of the Audit Committee	Since 2007	Formerly Principal of STI Management LLC (investment adviser) from 1994 to 2005.	112 Funds 109 Portfolios	None

[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trust’s board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: G. Nicholas Beckwith, III since 1999; Richard E. Cavanagh since 1994; Kent Dixon since 1988; Frank J. Fabozzi since 1988; Kathleen F. Feldstein since 2005; James T. Flynn since 1996; Jerrold B. Harris since 1999; R. Glenn Hubbard since 2004; W. Carl Kester since 1998; Karen P. Robards since 1998 and Robert S. Salomon, Jr. since 1996.

92	ANNUAL REPORT	AUGUST 31, 2008

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Interested Trustees[1]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

				185 Funds 295 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007

Consultant, BlackRock, Inc. since 2007; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007; Formerly Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				184 Funds 294 Portfolios	None

Trust Officers[2]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Trust President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2003

Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Trusts	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]

Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Trusts based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]	Officers of the Trusts serve at the pleasure of the Board of Trustees.

ANNUAL REPORT	AUGUST 31, 2008	93

BlackRock Closed-End Funds

Custodian
State Street Bank and Trust
Company
Boston, MA 02101

Trusts Address
BlackRock Closed-End
Funds
c/o BlackRock Advisors. LLC
100 Bellevue Parkway
Wilmington, DE 19809

Transfer Agents
Common Shares:
Computershare Trust
Companies, N.A.
Canton, MA 02021

Preferred Shares:
For the Insured Trusts and
Bond Trusts
BNY Mellon
Shareowner Services
Jersey City, NJ 07310
For the Income II Trusts
Deutsche Bank Trust
Company Americas
New York, NY 10005

Accounting Agent
State Street Bank and Trust
Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

94	ANNUAL REPORT	AUGUST 31, 2008

Additional Information

Fund Certification

Those Trusts listed for trading on the New York Stock Exchange (“NYSE”) have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. Each Fund filed with the SEC the certification of their chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statements of Additional Information of the Trusts have not been updated after completion of the Trusts’ offerings and the information contained in the Trusts’ Statements of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies, other than as disclosed in Note 7 of the Notes to Financial Statements or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

ANNUAL REPORT	AUGUST 31, 2008	95

Additional Information (concluded)

Statement of Preferences

Effective May 30, 2008, following approval by the Trusts’ Board and the applicable ratings agencies, the Trust’s Statement of Preferences was amended in order to facilitate the redemption of the Trusts’ Preferred Shares. The following sentence was added to the optional redemption section of each Trust’s Statement of Preferences:

For the purposes of this section, the term “liquid securities” shall include:

(i) any committed financing pursuant to a credit agreement, reverse repurchase agreement facility or similar credit arrangement, in each case which makes available to the Trust, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to holders by reason of the redemption of their shares of Preferred Shares on such redemption date; and (ii) cash amounts due and payable to the Trust out of a sale of its securities if such cash amount is not less than the aggregate amount due to holders by reason of the redemption of their shares of Preferred Shares on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

Effective September 13, 2008, following approval by the Funds’ Board and the applicable rating agencies, the Board amended the terms of the Funds’ Preferred Shares in order to allow the Funds to enter into TOB transactions, the proceeds of which were used to redeem a portion of the Funds’ Preferred Shares. Accordingly, the definition of Inverse Floaters was amended to incorporate the Funds’ permissible ratio of floating rate instruments into inverse floating rate instruments. Additionally, conforming changes and certain formula modifications concerning inverse floaters were made to the definitions of Moody’s Discount Factor and S&P Discount Factor, as applicable, to integrate the Funds’ investments in TOBs into applicable calculations.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively,” Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

96	ANNUAL REPORT	AUGUST 31, 2008

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-AR-I-0808

Item 2 –      Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –      Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Kent Dixon
Frank J. Fabozzi
James T. Flynn (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)
Robert S. Salomon, Jr. (term began effective November 1, 2007)

The registrant’s board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –      Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock
Municipal Bond	$26,800	$30,500	$3,500	$1,975	$6,100	$6,100	$1,049	$1,042
Trust

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

     The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

     Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Municipal Bond
Trust	$298,149	$293,617

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any non-affiliated sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 –      Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard E. Cavanagh (not reappointed to audit committee as of November 1, 2007)
Kent Dixon
Frank J. Fabozzi
James T. Flynn (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)
Robert S. Salomon, Jr. (term began effective November 1, 2007)

Item 6 –      Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The board of directors has delegated the voting of proxies for the Fund securities to the Fund’s investment advisor (“Investment Advisor”) pursuant to the Investment Advisor’s proxy voting guidelines. Under these guidelines, the Investment Advisor will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Investment Advisor, or any affiliated person of the Fund or the Investment Advisor, on the other. In such event, provided that the Investment Advisor’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Oversight Committee”) is aware of the real or potential conflict or material non-routine matter and if the Oversight Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Oversight Committee may retain an independent fiduciary to advise the Oversight Committee on how to vote or to cast votes on behalf of the Investment Advisor’s clients. If the Investment Advisor determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Oversight Committee shall determine how to vote the proxy after consulting with the Investment Advisor’s Portfolio Management Group and/or the Investment Advisor’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the Fund’s Proxy Voting Policy and Procedures are attached as Exhibit 99.PROXYPOL. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the SEC’s website at http://www.sec.gov.

Item 8 –      Portfolio Managers of Closed-End Management Investment Companies – as of August 31, 2008.

(a)(1) BlackRock Municipal Bond Trust is managed by a team of investment professionals comprised of Timothy T. Browse, Theodore R. Jaeckel, Jr., CFA, and Walter O’Connor. Each is a member of BlackRock’s municipal tax-exempt management group. Each is jointly responsible for the day-to-day management of the Fund’s portfolio, which includes setting the Fund’s overall investment strategy, overseeing the management of the Fund and/or selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s management team since 2006. Mr. Browse has been a member of the Fund’s management team since 2008.

Mr. Browse joined BlackRock in 2006. Prior to joining BlackRock, he was a Vice President (Municipal Tax-Exempt Fund Management) of MLIM from 2004 to 2006. He has been a portfolio manager with BlackRock or MLIM since 2004. From 2000 to 2003, he was a Vice President, portfolio manager and team leader of the Municipal Investment Team with Lord Abbott & Co.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

(a)(2) As of August 31, 2008:

	Number of Other Accounts Managed			Number of Other Accounts and
	and Assets by Account Type			Assets for Which Advisory Fee is
				Performance-Based
	Other	Other Pooled		Other	Other Pooled
Name of	Registered	Investment	Other	Registered	Investment	Other
Portfolio Manager	Investment	Vehicles	Accounts	Investment	Vehicles	Accounts
	Companies			Companies
Timothy T. Browse	12	0	0	0	0	0
	$2.7 Billion	$0	$0	$0	$0	$0
Theodore R. Jaeckel, Jr.	81	0	0	0	0	0
	$19.5 Billion	$0	$0	$0	$0	$0
Walter O’Connor	81	0	0	0	0	0
	$19.5 Billion	$0	$0	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of August 31, 2008:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g. Lehman Brothers Municipal Bond Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

     Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Browse, Jaeckel and O’Connor have each received awards under the LTIP.

     Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the

BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of August 31, 2008, none of Messrs. Browse, Jaeckel or O’Connor beneficially owned any stock issued by the Fund.

Item 9 –      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –   Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –   Controls and Procedures

11(a) –       The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –   Exhibits attached hereto

12(a)(1) –  Code of Ethics – See Item 2

12(a)(2) –  Certifications – Attached hereto

12(a)(3) –  Not Applicable

12(b) –       Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Trust

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: October 20, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: October 20, 2008